UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Focused Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2009

SUNAMERICA

Focused Portfolios

■  Focused Asset Allocation Strategies

■  Focused Portfolios

April 30, 2009  SEMI-ANNUAL REPORT

SunAmerica Focused Portfolios

SunAmerica Focused Asset Allocation Strategies

Focused Equity Strategy Portfolio (FESAX)

Focused Multi-Asset Strategy Portfolio (FASAX)

Focused Balanced Strategy Portfolio (FBAAX)

Focused Fixed Income and Equity Strategy Portfolio (FFEAX)

Focused Fixed Income Strategy Portfolio

SunAmerica Focused Portfolios

Focused Large-Cap Growth Portfolio (SSFAX)

Focused Growth Portfolio (SSAAX)

Focused Mid-Cap Growth Portfolio (FMGWX)

Focused Small-Cap Growth Portfolio (NSKAX)

Focused Large-Cap Value Portfolio (SSLAX)

Focused Value Portfolio (SFVAX)

Focused Mid-Cap Value Portfolio (FMVPX)

Focused Small-Cap Value Portfolio (SSSAX)

Focused Growth and Income Portfolio (FOGAX)

Focused Technology Portfolio (STNAX)

Focused Dividend Strategy Portfolio (FDSAX)

Focused StarALPHA Portfolio (FSAPX)

Table of Contents

A Message from the President	1

Expense Example	3

Statement of Assets and Liabilities	8

Statement of Operations	16

Statement of Changes in Net Assets	20

Financial Highlights	26

Portfolio of Investments	43

Notes to Financial Statements	84

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Focused Portfolios and Focused Asset Allocation Strategies for the period ended April 30, 2009.

The semi-annual period ended April 30, 2009 brought glimmers of positive news following what virtually all agree was one of the most turbulent and volatile years ever for equity investors. There seemed to be signs of economic recovery, and most of the major U.S. equity market indexes gained modestly in March and April. Still, the months prior to this rally were challenging.

Early November 2008 optimism that the equity markets had bottomed in October was quickly undercut and a new low was established on November 20 with heightened uncertainty over the extent of government intervention in the financial and automotive sectors. The equity markets subsequently rebounded in December on hopes that the new Presidential administration would take swift action to address the economic and financial problems the U.S. was facing. When Treasury Secretary Geithner revealed the administration's plans in February, there were few details, and stocks slumped to yet new lows in early March. Then, consumer sentiment improved. Some major banks indicated earnings would be better than expected. Indeed, companies across a range of industries indicated that business conditions had begun to stabilize. The Treasury Department finally revealed details on key parts of its financial rescue plans, and investors recognized that the government was not interested in nationalizing companies that could be viable as privately-owned enterprises. In response, U.S. equities rallied strongly, into the end of the period. For example, the Dow Jones Industrial Average was up 24.9% since the rally began on March 10.

The late-period rally, however, was not enough to completely offset prior months' losses, and so most equity asset classes still declined for the six-month period overall. Within the U.S. equity market, mid-cap stocks performed best. Large-cap stocks and small-cap stocks followed at some distance. Growth stocks generally outperformed value stocks across the capitalization spectrum.

As market conditions shifted during this period, we at SunAmerica continued to enhance our array of focused investment options to help you and your adviser fulfill your asset allocation objectives.

•  In November 2008, the SunAmerica Alternative Strategies Fund was selected as an underlying investment for the Focused Balanced Strategy and Focused Multi-Asset Strategy Portfolios. In April 2009, SunAmerica Focused Technology Portfolio was selected as an underlying investment for the Focused Equity Strategy and Focused Multi-Asset Strategy Portfolios. The addition of these investment alternatives provides not only the potential for enhanced diversification opportunities for the Focused Asset Allocation Strategies but also potential exposure to two important asset classes. Please see the Prospectus for more information about the anticipated spectrum of investment options for each Focused Asset Allocation Strategy.

The SunAmerica Alternative Strategies Fund offers broad commodity index and hedge fund index exposure. The returns generated by these investments have historically had a low correlation to the returns of stocks and bonds thus providing potential diversification benefits.

Technology was the best performing sector for the six months ended April 30, 2009. SunAmerica Focused Technology Portfolio seeks long-term growth of capital by investing in equity securities of companies that the manager believes are leading producers or beneficiaries of technological innovation. At the end of April 2009, many technology companies had built up cash reserves and were benefiting from lower debt levels relative to most other industries. Technology companies in the S&P 500 Index held 19% of their assets in cash on average and had a low debt level relative to overall value of just 17%, according to data compiled by Bloomberg.1 Of course, whether it is alternative strategies or technology, past performance is no guarantee of future results and we strongly recommend that you consult with your financial adviser about your investment plan.

A MESSAGE FROM THE PRESIDENT — (continued)

•  To best serve the interests of its shareholders, the Focused International Equity Portfolio merged with the SunAmerica International Equity Fund effective January 12, 2009, and Focused International Equity Portfolio ceased operations.

Today, our family of Focused Portfolios seeks either growth of capital over the long term or total return (including capital appreciation and current income). Remember, through the strategic initiatives implemented during the prior reporting period, many of the Focused Portfolios now allow a single manager to generally hold 30 to 50 stocks with the flexibility to choose fewer stocks,2 which may help smooth volatility and mitigate risk over the long term. Whether you invest in the Focused Portfolios separately or you invest in a mix of them through our Focused Asset Allocation Strategies, we believe our mutual funds provide valuable building blocks for investors and their financial advisers to help optimize their asset allocations in a market rife with volatility yet filled with new investment opportunity.

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. During a six-month period like the one ended April 30, 2009, such a perspective is especially important. By resisting real, yet what are admittedly emotional, urges and staying invested in assets allocated based on your individual goals, you may mitigate the effects of severe corrections. You may also successfully capture the upside of strong rallies, such as that seen during the last six weeks of the semiannual period.

On the following pages, you will find unaudited financial statements and portfolio information for each of the SunAmerica Focused Portfolios and Focused Asset Allocation Strategies for the period ended April 30, 2009.

We thank you for being a part of the SunAmerica Focused Portfolios and the Focused Asset Allocation Strategies. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

Past performance is no guarantee of future results.

1Bloomberg, "Technology Stocks Favorites in S&P 500 on Zero Debt," April 27, 2009.

2Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on a monthly basis, with consideration to certain investment criteria. Each adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and the Portfolio will generally holdup to 50 securities, depending on the number of advisers. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management Corp.

EXPENSE EXAMPLE — April 30, 2009 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2008 and held until April 30, 2009.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2009" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended April 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2009" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial advisor, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended April 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2009" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial advisor, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2009," column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectus, your retirement plan document and/or materials from your financial advisor, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2009 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2008	Ending Account Value Using Actual Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Beginning Account Value At November 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Expense Ratio as of April 30, 2009*
Focused Equity Strategy#†
Class A	$1,000.00	$972.71	$1.22	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$968.47	$4.39	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$968.50	$4.39	$1,000.00	$1,020.33	$4.51	0.90%
Class I	$1,000.00	$972.57	$0.73	$1,000.00	$1,024.05	$0.75	0.15%
Focused Multi-Asset Strategy†
Class A	$1,000.00	$984.94	$1.13	$1,000.00	$1,023.65	$1.15	0.23%
Class B	$1,000.00	$980.35	$4.32	$1,000.00	$1,020.43	$4.41	0.88%
Class C	$1,000.00	$981.79	$4.23	$1,000.00	$1,020.53	$4.31	0.86%
Focused Balanced Strategy†
Class A	$1,000.00	$985.48	$1.18	$1,000.00	$1,023.60	$1.20	0.24%
Class B	$1,000.00	$982.00	$4.42	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$981.12	$4.27	$1,000.00	$1,020.48	$4.36	0.87%
Class I #	$1,000.00	$984.89	$0.74	$1,000.00	$1,024.05	$0.75	0.15%
Focused Fixed Income & Equity Strategy#†
Class A	$1,000.00	$1,028.45	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,026.15	$4.52	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,026.15	$4.52	$1,000.00	$1,020.33	$4.51	0.90%
Focused Fixed Income Strategy#†
Class A	$1,000.00	$1,052.86	$1.27	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,049.55	$4.57	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,050.52	$4.58	$1,000.00	$1,020.33	$4.51	0.90%
Focused Large-Cap Growth@
Class A	$1,000.00	$966.77	$7.41	$1,000.00	$1,017.26	$7.60	1.52%
Class B	$1,000.00	$963.56	$10.86	$1,000.00	$1,013.74	$11.13	2.23%
Class C	$1,000.00	$964.40	$10.62	$1,000.00	$1,013.98	$10.89	2.18%
Class Z	$1,000.00	$970.42	$4.40	$1,000.00	$1,020.33	$4.51	0.90%
Focused Growth#
Class A	$1,000.00	$1,043.53	$8.71	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,040.06	$11.99	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,039.37	$11.98	$1,000.00	$1,013.04	$11.83	2.37%
Focused Mid-Cap Growth#@
Class A	$1,000.00	$963.24	$8.37	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$961.10	$11.52	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$959.95	$11.52	$1,000.00	$1,013.04	$11.83	2.37%

EXPENSE EXAMPLE — April 30, 2009 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2008	Ending Account Value Using Actual Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Beginning Account Value At November 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Expense Ratio as of April 30, 2009*
Focused Small Cap Growth#@
Class A	$1,000.00	$1,008.68	$8.57	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,005.38	$11.78	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,005.41	$11.78	$1,000.00	$1,013.04	$11.83	2.37%
Class I	$1,000.00	$1,007.55	$8.06	$1,000.00	$1,016.76	$8.10	1.62%
Focused Large-Cap Value@
Class A	$1,000.00	$831.20	$7.26	$1,000.00	$1,016.86	$8.00	1.60%
Class B#	$1,000.00	$829.47	$10.75	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$828.83	$10.43	$1,000.00	$1,013.39	$11.48	2.30%
Focused Value#@
Class A	$1,000.00	$953.46	$8.19	$1,000.00	$1,016.41	$8.45	1.69%
Class B	$1,000.00	$950.18	$11.31	$1,000.00	$1,013.19	$11.68	2.34%
Class C	$1,000.00	$950.14	$11.31	$1,000.00	$1,013.19	$11.68	2.34%
Focused Mid-Cap Value#@
Class A	$1,000.00	$1,017.22	$8.35	$1,000.00	$1,016.51	$8.35	1.67%
Class B	$1,000.00	$1,013.75	$11.58	$1,000.00	$1,013.29	$11.58	2.32%
Class C	$1,000.00	$1,015.00	$11.59	$1,000.00	$1,013.29	$11.58	2.32%
Focused Small-Cap Value@
Class A	$1,000.00	$926.51	$7.07	$1,000.00	$1,017.46	$7.40	1.48%
Class B#	$1,000.00	$922.61	$11.11	$1,000.00	$1,013.24	$11.63	2.33%
Class C	$1,000.00	$922.92	$10.49	$1,000.00	$1,013.88	$10.99	2.20%
Focused Growth and Income#
Class A	$1,000.00	$936.87	$8.26	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$933.60	$11.36	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$933.60	$11.36	$1,000.00	$1,013.04	$11.83	2.37%
Focused Technology#@
Class A	$1,000.00	$1,077.10	$9.73	$1,000.00	$1,015.42	$9.44	1.89%
Class B	$1,000.00	$1,071.60	$12.89	$1,000.00	$1,012.35	$12.52	2.51%
Class C	$1,000.00	$1,073.99	$12.91	$1,000.00	$1,012.35	$12.52	2.51%
Focused Dividend Strategy Portfolio#
Class A	$1,000.00	$977.56	$4.66	$1,000.00	$1,020.08	$4.76	0.95%
Class B	$1,000.00	$974.27	$7.83	$1,000.00	$1,016.86	$8.00	1.60%
Class C	$1,000.00	$974.27	$7.83	$1,000.00	$1,016.86	$8.00	1.60%
Focused StarALPHA#@
Class A	$1,000.00	$947.37	$8.30	$1,000.00	$1,016.27	$8.60	1.72%
Class C	$1,000.00	$944.44	$11.43	$1,000.00	$1,013.04	$11.83	2.37%

EXPENSE EXAMPLE — April 30, 2009 — (unaudited) (continued)

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's Prospectus and/or your qualified retirement plan document for more information.

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months ended April 30, 2009" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2009" and the "Expense Ratios" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2008	Ending Account Value Using Actual Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Beginning Account Value At November 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Expense Ratio as of April 30, 2009*
Focused Large-Cap Growth
Class A	$1,000.00	$966.77	$7.36	$1,000.00	$1,017.31	$7.55	1.51%
Class B	$1,000.00	$963.56	$10.81	$1,000.00	$1,013.79	$11.08	2.22%
Class C	$1,000.00	$964.40	$10.57	$1,000.00	$1,014.03	$10.84	2.17%
Class Z	$1,000.00	$970.42	$4.35	$1,000.00	$1,020.38	$4.46	0.89%
Focused Mid-Cap Growth#
Class A	$1,000.00	$963.24	$7.98	$1,000.00	$1,016.66	$8.20	1.64%
Class B	$1,000.00	$961.10	$11.14	$1,000.00	$1,013.44	$11.43	2.29%
Class C	$1,000.00	$959.95	$11.13	$1,000.00	$1,013.44	$11.43	2.29%
Focused Small Cap Growth#
Class A	$1,000.00	$1,008.68	$8.47	$1,000.00	$1,016.36	$8.50	1.70%
Class B	$1,000.00	$1,005.38	$11.68	$1,000.00	$1,013.14	$11.73	2.35%
Class C	$1,000.00	$1,005.41	$11.68	$1,000.00	$1,013.14	$11.73	2.35%
Class I	$1,000.00	$1,007.55	$7.96	$1,000.00	$1,016.86	$8.00	1.60%
Focused Large-Cap Value
Class A	$1,000.00	$831.20	$7.17	$1,000.00	$1,016.96	$7.90	1.58%
Class B#	$1,000.00	$829.47	$10.71	$1,000.00	$1,013.09	$11.78	2.36%
Class C	$1,000.00	$828.83	$10.38	$1,000.00	$1,013.44	$11.43	2.29%
Focused Value
Class A	$1,000.00	$953.46	$8.19	$1,000.00	$1,016.41	$8.45	1.69%
Class B	$1,000.00	$950.18	$11.31	$1,000.00	$1,013.19	$11.68	2.34%
Class C	$1,000.00	$950.14	$11.31	$1,000.00	$1,013.19	$11.68	2.34%
Focused Mid-Cap Value#
Class A	$1,000.00	$1,017.22	$8.20	$1,000.00	$1,016.66	$8.20	1.64%
Class B	$1,000.00	$1,013.75	$11.43	$1,000.00	$1,013.44	$11.43	2.29%
Class C	$1,000.00	$1,015.00	$11.44	$1,000.00	$1,013.44	$11.43	2.29%

EXPENSE EXAMPLE — April 30, 2009 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2008	Ending Account Value Using Actual Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Beginning Account Value At November 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2009	Expenses Paid During the six months ended April 30, 2009*	Expense Ratio as of April 30, 2009*
Focused Small Cap Value
Class A	$1,000.00	$926.51	$6.78	$1,000.00	$1,017.75	$7.10	1.42%
Class B#	$1,000.00	$922.61	$10.77	$1,000.00	$1,013.59	$11.28	2.26%
Class C	$1,000.00	$922.92	$10.16	$1,000.00	$1,014.23	$10.64	2.13%
Focused Technology #
Class A	$1,000.00	$1,077.10	$9.63	$1,000.00	$1,015.52	$9.35	1.87%
Class B	$1,000.00	$1,071.60	$12.79	$1,000.00	$1,012.45	$12.42	2.49%
Class C	$1,000.00	$1,073.99	$12.80	$1,000.00	$1,012.45	$12.42	2.49%
Focused StarALPHA #
Class A	$1,000.00	$947.37	$8.21	$1,000.00	$1,016.36	$8.50	1.70%
Class C	$1,000.00	$944.44	$11.33	$1,000.00	$1,013.14	$11.73	2.35%

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$—	$—	$—	$—
Long-term investment securities, at market value (affiliated)*	206,288,690	402,159,267	209,102,274	34,430,974	22,793,346
Short-term investment securities, at market value*	—	—	—	—	—
Repurchase agreements (cost approximates market value)	—	—	—	—	—
Total investments	206,288,690	402,159,267	209,102,274	34,430,974	22,793,346
Cash	—	—	—	—	—
Foreign cash*	—	—	—	—	—
Receivable for— Fund shares sold	84,606	299,806	53,630	2,037	10,082
Dividends and interest	—	—	—	—	—
Investments sold	—	—	—	—	—
Prepaid expenses and other assets	5,017	5,014	5,018	4,839	4,839
Due from investment adviser for expense reimbursements/fee waivers	54,152	—	1,058	7,007	7,228
Total assets	206,432,465	402,464,087	209,161,980	34,444,857	22,815,495
LIABILITIES:
Payable for— Fund shares redeemed	557,936	680,063	390,358	35,028	12,650
Investments purchased	—	—	—	—	—
Investment advisory and management fees	16,279	32,172	16,943	2,837	1,869
Distribution and service maintenance fees	67,264	137,622	70,287	11,353	7,167
Transfer agent fees and expenses	31,856	45,019	21,465	4,289	2,415
Directors' fees and expenses	5,843	5,639	3,495	446	173
Other accrued expenses	98,546	24,505	40,285	45,387	37,605
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	32,403
Due to investment adviser for expense recoupment	—	—	—	—	—
Total liabilities	777,724	925,020	542,833	99,340	94,282
Net Assets	$205,654,741	$401,539,067	$208,619,147	$34,345,517	$22,721,213
*Cost
Long-term investment securities (unaffiliated)	$—	$—	$—	$—	$—
Long-term investment securities (affiliated)	$254,953,899	$541,398,595	$251,750,371	$39,627,125	$23,095,205
Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited) (continued)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $.0001 par value (3 billion shares authorized)	$2,381	$3,929	$2,103	$330	$203
Paid-in capital	428,941,805	644,687,288	327,682,711	45,419,948	25,734,495
	428,944,186	644,691,217	327,684,814	45,420,278	25,734,698
Accumulated undistributed net investment income (loss)	1,290,181	187,195	(225,523)	(32,193)	(23,625)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(175,914,417)	(104,100,017)	(76,192,047)	(5,846,417)	(2,688,001)
Unrealized appreciation (depreciation) on investments	(48,665,209)	(139,239,328)	(42,648,097)	(5,196,151)	(301,859)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net Assets	$205,654,741	$401,539,067	$208,619,147	$34,345,517	$22,721,213
Class A:
Net assets	$74,577,798	$137,851,951	$74,305,633	$13,150,802	$9,294,419
Shares outstanding	8,575,931	13,441,753	7,485,873	1,263,945	829,821
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.70	$10.26	$9.93	$10.40	$11.20
Maximum sales charge (5.75% of offering price)	0.53	0.63	0.61	0.63	0.68
Maximum offering price to public	$9.23	$10.89	$10.54	$11.03	$11.88
Class B:
Net assets	$42,154,866	$83,135,408	$46,138,433	$7,082,191	$4,551,306
Shares outstanding	4,901,728	8,155,499	4,661,914	681,665	406,739
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.60	$10.19	$9.90	$10.39	$11.19
Class C:
Net assets	$88,144,037	$180,551,708	$86,990,818	$14,112,524	$8,875,488
Shares outstanding	10,239,360	17,689,068	8,765,967	1,357,901	793,386
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.61	$10.21	$9.92	$10.39	$11.19
Class I:
Net assets	$778,040	$—	$1,184,263	$—	$—
Shares outstanding	89,685	—	119,407	—	—
Net asset value, offering and redemption price per share	$8.68	$—	$9.92	$—	$—
Class Z:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$359,131,474	$161,878,954	$36,022,712	$125,294,882	$70,233,222
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	—	6,400,000	738,000	—	—
Repurchase agreements (cost approximates market value)	13,035,000	—	—	—	121,000
Total investments	372,166,474	168,278,954	36,760,712	125,294,882	70,354,222
Cash	985	67,251	492	—	188
Foreign cash*	165,777	9,655	—	—	—
Receivable for— Fund shares sold	67,110	158,517	1,443	112,957	5,977
Dividends and interest	208,634	314,046	15,323	2,975	122,979
Investments sold	2,619,240	883,859	400,504	799,691	7,324,486
Prepaid expenses and other assets	296,995	12,529	7,547	9,283	5,615
Due from investment adviser for expense reimbursements/fee waivers	—	17,158	7,962	—	2,560
Total assets	375,525,215	169,741,969	37,193,983	126,219,788	77,816,027
LIABILITIES:
Payable for— Fund shares redeemed	640,951	195,044	1,579	324,126	68,222
Investments purchased	3,217,273	—	268,674	—	7,423,723
Investment advisory and management fees	223,016	134,200	32,010	96,457	42,825
Distribution and service maintenance fees	155,098	71,324	12,749	51,815	32,522
Transfer agent fees and expenses	102,517	65,352	6,158	38,348	22,710
Directors' fees and expenses	24,580	12,110	256	3,963	4,716
Other accrued expenses	176,277	93,639	49,973	86,673	59,366
Line of credit	—	—	—	677,031	—
Dividends payable	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	34,455	—
Total liabilities	4,539,712	571,669	371,399	1,312,868	7,654,084
Net Assets	$370,985,503	$169,170,300	$36,822,584	$124,906,920	$70,161,943
*Cost
Long-term investment securities (unaffiliated)	$429,357,609	$189,629,144	$41,582,890	$123,305,174	$79,714,167
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$—	$6,400,000	$738,000	$—	$—
Foreign cash	$171,870	$11,172	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $.0001 par value (3 billion shares authorized)	$2,951	$1,051	$469	$1,236	$1,060
Paid-in capital	699,714,659	268,637,855	69,127,929	160,066,144	135,114,131
	699,717,610	268,638,906	69,128,398	160,067,380	135,115,191
Accumulated undistributed net investment income (loss)	(2,251,863)	(1,029,590)	(108,143)	(803,961)	450,228
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(256,248,015)	(70,683,542)	(26,637,493)	(36,346,207)	(55,922,531)
Unrealized appreciation (depreciation) on investments	(70,226,135)	(27,750,190)	(5,560,178)	1,989,708	(9,480,945)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(6,094)	(5,284)	—	—	—
Net Assets	$370,985,503	$169,170,300	$36,822,584	$124,906,920	$70,161,943
Class A:
Net assets	$180,577,563	$122,159,452	$33,823,807	$86,878,960	$46,818,522
Shares outstanding	14,107,542	7,386,960	4,302,270	8,307,364	6,902,268
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.80	$16.54	$7.86	$10.46	$6.78
Maximum sales charge (5.75% of offering price)	0.78	1.01	0.48	0.64	0.41
Maximum offering price to public	$13.58	$17.55	$8.34	$11.10	$7.19
Class B:
Net assets	$41,828,822	$20,784,299	$582,016	$11,323,181	$6,773,271
Shares outstanding	3,514,686	1,379,962	76,015	1,212,837	1,075,660
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.90	$15.06	$7.66	$9.34	$6.30
Class C:
Net assets	$87,539,219	$26,226,549	$2,416,761	$24,684,769	$16,570,150
Shares outstanding	7,345,757	1,742,241	315,177	2,654,293	2,621,278
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.92	$15.05	$7.67	$9.30	$6.32
Class I:
Net assets	$—	$—	$—	$2,020,010	$—
Shares outstanding	—	—	—	189,080	—
Net asset value, offering and redemption price per share	$—	$—	$—	$10.68	$—
Class Z:
Net assets	$61,039,899	$—	$—	$—	$—
Shares outstanding	4,539,214	—	—	—	—
Net asset value, offering and redemption price per share	$13.45	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$207,652,086	$38,935,587	$117,706,041	$122,925,060	$61,758,417
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	—	1,068,000	—	728,000	—
Repurchase agreements (cost approximates market value)	3,197,000	—	7,742,000	—	4,270,000
Total investments	210,849,086	40,003,587	125,448,041	123,653,060	66,028,417
Cash	955	567	703	42	935
Foreign cash*	—	—	78	—	—
Receivable for— Fund shares sold	62,273	25,960	35,225	13,039	39,822
Dividends and interest	432,017	54,634	123,161	162,415	10,865
Investments sold	2,861,226	689,831	6,338,029	—	1,250,932
Prepaid expenses and other assets	7,045	6,409	36,680	78,125	12,358
Due from investment adviser for expense reimbursements/fee waivers	20,559	10,041	2,118	12,988	10,877
Total assets	214,233,161	40,791,029	131,984,035	123,919,669	67,354,206
LIABILITIES:
Payable for— Fund shares redeemed	342,609	21,115	235,944	366,033	31,969
Investments purchased	3,453,774	—	6,529,410	—	2,879,018
Investment advisory and management fees	169,406	34,207	75,919	101,147	42,054
Distribution and service maintenance fees	113,601	13,694	53,284	65,531	22,304
Transfer agent fees and expenses	50,790	11,037	39,134	44,401	19,373
Directors' fees and expenses	11,841	298	4,063	7,894	1,746
Other accrued expenses	114,646	49,262	63,860	84,070	47,488
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—
Total liabilities	4,256,667	129,613	7,001,614	669,076	3,043,952
Net Assets	$209,976,494	$40,661,416	$124,982,421	$123,250,593	$64,310,254
*Cost
Long-term investment securities (unaffiliated)	$240,939,414	$52,468,099	$115,697,319	$147,858,901	$59,363,125
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$—	$1,068,000	$—	$728,000	$—
Foreign cash	$—	$—	$72	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $.0001 par value (3 billion shares authorized)	$1,987	$492	$1,271	$1,252	$1,372
Paid-in capital	441,150,914	71,512,349	210,779,290	299,574,597	239,590,205
	441,152,901	71,512,841	210,780,561	299,575,849	239,591,577
Accumulated undistributed net investment income (loss)	(640,193)	50,435	862,752	(198,503)	(257,768)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(197,249,180)	(17,370,420)	(88,669,620)	(151,192,912)	(177,418,847)
Unrealized appreciation (depreciation) on investments	(33,287,328)	(13,532,512)	2,008,722	(24,933,841)	2,395,292
Unrealized foreign exchange gain (loss) on other assets and liabilities	294	1,072	6	—	—
Net Assets	$209,976,494	$40,661,416	$124,982,421	$123,250,593	$64,310,254
Class A:
Net assets	$107,264,165	$37,033,709	$90,503,306	$67,128,416	$49,459,126
Shares outstanding	9,887,926	4,476,656	8,915,129	6,556,921	10,417,195
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.85	$8.27	$10.15	$10.24	$4.75
Maximum sales charge (5.75% of offering price)	0.66	0.50	0.62	0.62	0.29
Maximum offering price to public	$11.51	$8.77	$10.77	$10.86	$5.04
Class B:
Net assets	$38,459,264	$543,613	$11,216,239	$18,286,229	$5,074,407
Shares outstanding	3,735,560	67,012	1,238,097	1,941,380	1,129,056
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.30	$8.11	$9.06	$9.42	$4.49
Class C:
Net assets	$64,253,065	$3,084,094	$23,262,876	$37,835,948	$9,776,721
Shares outstanding	6,243,768	379,924	2,555,885	4,018,058	2,174,511
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.29	$8.12	$9.10	$9.42	$4.50
Class I:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class Z:
Net assets	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$100,803,739	$70,024,474
Long-term investment securities, at value (affiliated)*	—	—
Short-term investment securities, at market value*	—	2,221,000
Repurchase agreements (cost approximates market value)	611,000	1,518,000
Total investments	101,414,739	73,763,474
Cash	182	99,622
Foreign cash*	—	—
Receivable for—
Fund shares sold	85,543	16,912
Dividends and interest	294,552	82,973
Investments sold	—	1,647,674
Prepaid expenses and other assets	5,010	13,212
Due from investment adviser for expense reimbursements/fee waivers	15,655	8,663
Total assets	101,815,681	75,632,530
LIABILITIES:
Payable for—
Fund shares redeemed	186,676	22,897
Investments purchased	—	398,577
Investment advisory and management fees	27,236	58,940
Distribution and service maintenance fees	52,047	25,290
Transfer agent fees and expenses	23,464	16,745
Directors' fees and expenses	2,690	247
Other accrued expenses	33,198	66,752
Line of credit	—	—
Dividends payable	—	—
Due to investment adviser for expense recoupment	—	—
Total liabilities	325,311	589,448
Net Assets	$101,490,370	$75,043,082
*Cost
Long-term investment securities (unaffiliated)	$95,743,482	$83,112,637
Long-term investment securities (affiliated)	$—	$—
Short-term investment securities (unaffiliated)	$—	$2,221,000
Foreign cash	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2009 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $.0001 par value (3 billion shares authorized)	$1,391	$994
Paid-in capital	160,505,317	135,494,238
	160,506,708	135,495,232
Accumulated undistributed net investment income (loss)	371,573	(205,314)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(64,448,168)	(47,160,038)
Unrealized appreciation (depreciation) on investments	5,060,257	(13,088,163)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,365
Net Assets	$101,490,370	$75,043,082
Class A:
Net assets	$51,617,821	$65,834,131
Shares outstanding	7,061,384	8,707,385
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.31	$7.56
Maximum sales charge (5.75% of offering price)	0.45	0.46
Maximum offering price to public	$7.76	$8.02
Class B:
Net assets	$14,043,759	$—
Shares outstanding	1,928,371	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.28	$—
Class C:
Net assets	$35,828,790	$9,208,951
Shares outstanding	4,918,499	1,231,642
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.28	$7.48
Class I:
Net assets	$—	$—
Shares outstanding	—	—
Net asset value, offering and redemption price per share	$—	$—
Class Z:
Net assets	$—	$—
Shares outstanding	—	—
Net asset value, offering and redemption price per share	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2009 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$—
Dividends (affiliated)	2,009,878	7,977,392	3,405,428	321,618	409,211
Interest (unaffiliated)	—	—	—	—	—
Total investment income*	2,009,878	7,977,392	3,405,428	321,618	409,211
Expenses:
Investment advisory and management fees	101,751	201,087	106,299	17,660	10,564
Distribution and service maintenance fees
Class A	—	—	—	—	—
Class B	138,001	271,338	154,226	23,694	14,246
Class C	289,257	592,751	290,799	48,352	27,201
Service fees Class I	—	—	—	—	—
Transfer agent fees and expenses
Class A	22,138	31,350	16,012	2,756	1,829
Class B	13,235	15,942	9,802	2,006	1,165
Class C	16,397	24,403	10,177	2,159	1,406
Class I	540	—	478	—	—
Class Z	—	—	—	—	—
Registration fees
Class A	8,316	8,424	6,131	6,718	6,302
Class B	6,728	7,070	5,841	5,758	5,663
Class C	8,173	10,706	7,207	6,596	6,296
Class I	5,498	—	4,627	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	8,913	8,911	8,879	8,876	8,913
Reports to shareholders	97,219	72,289	32,758	4,702	2,392
Audit and tax fees	14,329	14,651	14,619	14,770	14,735
Legal fees	8,485	9,556	7,952	6,978	6,548
Directors' fees and expenses	18,054	30,815	15,625	2,473	1,157
Interest expense	—	—	—	—	—
Other expenses	6,476	7,654	4,468	6,383	6,283
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	763,510	1,306,947	695,900	159,881	114,700
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)	(81,529)	—	(5,316)	(43,686)	(46,843)
Custody credits earned on cash balances	—	—	—	—	—
Fees paid indirectly (Note 7)	—	—	—	—	—
Net expenses	681,981	1,306,947	690,584	116,195	67,857
Net investment income (loss)	1,327,897	6,670,445	2,714,844	205,423	341,354
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	—	—	—
Net realized gain (loss) on investments (affiliated)	(71,653,140)	(79,161,524)	(23,868,735)	460,262	(772,558)
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	355,550	285,699	54,830	41,466
Net realized gain (loss) on futures contracts and written options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized loss on disposal of investments, in violation of investments restrictions (Note 3)	—	—	—	—	—
Net increase from payments by affiliates (Note 3)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(71,653,140)	(78,805,974)	(23,583,036)	515,092	(731,092)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	58,444,558	60,341,239	14,645,724	168,359	1,484,761
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	58,444,558	60,341,239	14,645,724	168,359	1,484,761
Net realized and unrealized gain (loss) on investments and foreign currencies	(13,208,582)	(18,464,735)	(8,937,312)	683,451	753,669
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,880,685)	$(11,794,290)	$(6,222,468)	$888,874	$1,095,023
*Net of foreign witholding taxes on interest and dividends of	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2009 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,640,406	$579,857	$282,393	$364,239	$1,516,754
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,550	1,471	254	109	322
Total investment income*	2,642,956	581,328	282,647	364,348	1,517,076
Expenses:
Investment advisory and management fees	1,384,329	813,285	230,142	607,868	289,173
Distribution and service maintenance fees
Class A	315,903	205,187	75,124	146,975	88,516
Class B	225,452	101,960	3,217	55,032	38,729
Class C	435,876	125,076	12,285	117,783	93,932
Service fees Class I	—	—	—	3,781	—
Transfer agent fees and expenses
Class A	249,336	170,431	49,956	109,239	64,573
Class B	72,365	34,830	1,968	20,465	13,234
Class C	123,108	36,482	4,535	32,536	25,505
Class I	—	—	—	3,551	—
Class Z	136	—	—	—	—
Registration fees
Class A	8,629	9,972	8,518	8,574	7,328
Class B	5,785	5,199	4,916	4,913	4,988
Class C	6,499	6,217	6,439	5,843	5,573
Class I	—	—	—	5,622	—
Class Z	6,039	—	—	—	—
Custodian and accounting fees	64,205	35,869	22,568	26,599	25,620
Reports to shareholders	102,281	51,774	2,913	22,344	15,761
Audit and tax fees	17,719	17,719	17,784	17,625	18,029
Legal fees	12,082	8,547	7,832	8,109	9,896
Directors' fees and expenses	29,111	17,395	3,751	11,321	7,174
Interest expense	—	3,251	334	595	410
Other expenses	14,911	12,747	8,068	10,629	8,126
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,073,766	1,655,941	460,350	1,219,404	716,567
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)	—	(109,511)	(54,425)	(63,051)	(2,750)
Custody credits earned on cash balances	(5)	(8)	(4)	(2)	—
Fees paid indirectly (Note 7)	(9,828)	—	(18,274)	(11,970)	(5,720)
Net expenses	3,063,933	1,546,422	387,647	1,144,381	708,097
Net investment income (loss)	(420,977)	(965,094)	(105,000)	(780,033)	808,979
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(82,912,288)	(34,669,279)	(18,646,274)	(23,125,475)	(26,299,948)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and written options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	9,386	(455)	—	—
Net realized loss on disposal of investments, in violation of investments restrictions (Note 3)	—	—	—	—	—
Net increase from payments by affiliates (Note 3)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(82,912,288)	(34,659,893)	(18,646,729)	(23,125,475)	(26,299,948)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	63,198,111	38,481,805	15,402,792	21,632,957	8,277,225
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,623	2,168	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	63,200,734	38,483,973	15,402,792	21,632,957	8,277,225
Net realized and unrealized gain (loss) on investments and foreign currencies	(19,711,554)	3,824,080	(3,243,937)	(1,492,518)	(18,022,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,132,531)	$2,858,986	$(3,348,937)	$(2,272,551)	$(17,213,744)
*Net of foreign witholding taxes on interest and dividends of	$4,464	$20,420	$3,502	$5,378	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2009 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,730,690	$433,389	$2,010,197	$1,198,380	$119,216
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	441	388	1,057	195	414
Total investment income*	1,731,131	433,777	2,011,254	1,198,575	119,630
Expenses:
Investment advisory and management fees	1,029,232	225,352	489,304	670,251	172,593
Distribution and service maintenance fees
Class A	178,188	73,500	180,032	127,112	36,629
Class B	205,011	2,553	57,995	101,500	24,841
Class C	315,111	12,798	118,836	205,576	43,097
Service fees Class I	—	—	—	—	—
Transfer agent fees and expenses
Class A	136,499	48,638	128,664	96,303	35,126
Class B	62,489	1,666	19,775	30,610	10,570
Class C	85,582	4,724	33,683	54,312	14,736
Class I	—	—	—	—	—
Class Z	—	—	—	—	—
Registration fees
Class A	9,272	8,388	7,593	9,372	7,089
Class B	6,356	5,023	5,119	5,035	2,722
Class C	7,100	6,274	5,813	6,114	6,086
Class I	—	—	—	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	56,376	23,776	30,964	41,053	14,533
Reports to shareholders	77,501	3,145	29,967	32,934	24,918
Audit and tax fees	17,752	17,757	17,769	17,739	17,784
Legal fees	9,967	8,014	8,856	8,392	5,646
Directors' fees and expenses	22,558	3,632	10,406	17,578	2,659
Interest expense	1,295	9	259	631	41
Other expenses	14,759	9,082	10,650	12,081	7,865
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,235,048	454,331	1,155,685	1,436,593	426,935
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)	(157,561)	(68,008)	1,938	(84,163)	(58,299)
Custody credits earned on cash balances	(6)	(6)	(134)	—	—
Fees paid indirectly (Note 7)	(565)	(6,396)	(44,582)	—	(3,011)
Net expenses	2,076,916	379,921	1,112,907	1,352,430	365,625
Net investment income (loss)	(345,785)	53,856	898,347	(153,855)	(245,995)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(96,963,387)	(7,525,644)	(42,216,889)	(48,580,239)	(8,211,055)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and written options contracts	—	—	512,446	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	89,980	—	(27,300)	—	—
Net realized loss on disposal of investments, in violation of investments restrictions (Note 3)	—	—	—	—	—
Net increase from payments by affiliates (Note 3)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(96,873,407)	(7,525,644)	(41,731,743)	(48,580,239)	(8,211,055)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	77,335,285	6,521,176	23,866,510	37,147,613	11,288,858
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	3,268	—	6	—	—
Net unrealized gain (loss) on investments and foreign currencies	77,338,553	6,521,176	23,866,516	37,147,613	11,288,858
Net realized and unrealized gain (loss) on investments and foreign currencies	(19,534,854)	(1,004,468)	(17,865,227)	(11,432,626)	3,077,803
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,880,639)	$(950,612)	$(16,966,880)	$(11,586,481)	$2,831,808
*Net of foreign witholding taxes on interest and dividends of	$66,159	$—	$4,125	$—	$1,737

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2009 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,775,984	$429,961
Dividends (affiliated)	—	—
Interest (unaffiliated)	200	440
Total investment income*	2,776,184	430,401
Expenses:
Investment advisory and management fees	167,040	360,925
Distribution and service maintenance fees
Class A	85,545	108,975
Class B	66,201	—
Class C	166,644	49,568
Service fees Class I	—	—
Transfer agent fees and expenses
Class A	58,751	70,128
Class B	17,747	—
Class C	41,117	13,167
Class I	—	—
Class Z	—	—
Registration fees
Class A	6,366	6,751
Class B	5,833	—
Class C	7,266	4,193
Class I	—	—
Class Z	—	—
Custodian and accounting fees	19,308	47,297
Reports to shareholders	16,702	—
Audit and tax fees	13,613	18,322
Legal fees	8,366	5,996
Directors' fees and expenses	6,270	5,730
Interest expense	274	21
Other expenses	9,046	8,378
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	696,089	699,451
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)	(91,341)	(46,438)
Custody credits earned on cash balances	(3)	(2)
Fees paid indirectly (Note 7)	—	(7,543)
Net expenses	604,745	645,468
Net investment income (loss)	2,171,439	(215,067)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(43,018,007)	(24,227,221)
Net realized gain (loss) on investments (affiliated)	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—
Net realized gain (loss) on futures contracts and written options contracts	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(9,576)
Net realized loss on disposal of investments, in violation of investments restrictions (Note 3)	—	(1,996)
Net increase from payments by affiliates (Note 3)	—	1,996
Net realized gain (loss) on investments and foreign currencies	(43,018,007)	(24,236,797)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	35,632,382	19,265,785
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	598
Net unrealized gain (loss) on investments and foreign currencies	35,632,382	19,266,383
Net realized and unrealized gain (loss) on investments and foreign currencies	(7,385,625)	(4,970,414)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,214,186)	$(5,185,481)
*Net of foreign witholding taxes on interest and dividends of	$—	$6,922

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Equity Strategy Portfolio		Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,327,897	$(2,185,656)	$6,670,445	$4,544,312	$2,714,844	$6,299,700
Net realized gain (loss) on investments and foreign currencies	(71,653,140)	(84,285,850)	(78,805,974)	(1,058,565)	(23,583,036)	(43,912,537)
Net unrealized gain (loss) on investments and foreign currencies	58,444,558	(159,825,081)	60,341,239	(291,761,095)	14,645,724	(83,160,399)
Net increase (decrease) in net assets resulting from operations	(11,880,685)	(246,296,587)	(11,794,290)	(288,275,348)	(6,222,468)	(120,773,236)
Distributions to shareholders from:
Net investment income (Class A)	(808,205)	(5,468,660)	(4,495,089)	(10,094,985)	(1,242,319)	(5,394,469)
Net investment income (Class B)	—	(2,809,566)	(1,977,916)	(4,813,074)	(687,299)	(3,114,446)
Net investment income (Class C)	—	(6,910,972)	(4,238,892)	(11,609,853)	(1,287,322)	(5,817,323)
Net investment income (Class I)	(11,438)	(69,759)	—	—	(25,200)	(111,283)
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	—
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	(34,250,451)	—	(46,895,289)	—	(18,720,875)
Net realized gain on securities (Class B)	—	(22,218,051)	—	(27,491,780)	—	(12,988,678)
Net realized gain on securities (Class C)	—	(54,651,964)	—	(66,314,277)	—	(24,168,585)
Net realized gain on securities (Class I)	—	(423,808)	—	—	—	(375,802)
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(819,643)	(126,803,231)	(10,711,897)	(167,219,258)	(3,242,140)	(70,691,461)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(35,985,656)	(5,665,944)	(39,513,233)	12,586,283	(26,687,362)	(9,712,886)
Total increase (decrease) in net assets	(48,685,984)	(378,765,762)	(62,019,420)	(442,908,323)	(36,151,970)	(201,177,583)
NET ASSETS:
Beginning of period	254,340,725	633,106,487	463,558,487	906,466,810	244,771,117	445,948,700
End of period*	$205,654,741	$254,340,725	$401,539,067	$463,558,487	$208,619,147	$244,771,117
*Includes accumulated undistributed net investment income (loss)	$1,290,181	$781,927	$187,195	$4,228,647	$(225,523)	$301,773

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Fixed Income and Equity Strategy Portfolio		Focused Fixed Income Strategy Portfolio		Focused Large-Cap Growth Portfolio
	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$205,423	$1,462,321	$341,354	$847,193	$(420,977)	$(4,890,318)
Net realized gain (loss) on investments and foreign currencies	515,092	(5,785,980)	(731,092)	(1,598,463)	(82,912,288)	23,660,848
Net unrealized gain (loss) on investments and foreign currencies	168,359	(7,500,667)	1,484,761	(2,124,075)	63,200,734	(317,800,624)
Net increase (decrease) in net assets resulting from operations	888,874	(11,824,326)	1,095,023	(2,875,345)	(20,132,531)	(299,030,094)
Distributions to shareholders from:
Net investment income (Class A)	(129,006)	(712,177)	(151,164)	(364,404)	—	—
Net investment income (Class B)	(47,985)	(333,876)	(65,660)	(174,503)	—	—
Net investment income (Class C)	(97,938)	(607,647)	(124,530)	(308,288)	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	—
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	(1,538,873)	—	(342,350)	—	—
Net realized gain on securities (Class B)	—	(889,801)	—	(200,420)	—	—
Net realized gain on securities (Class C)	—	(1,582,405)	—	(349,918)	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(274,929)	(5,664,779)	(341,354)	(1,739,883)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(3,871,875)	(3,279,390)	1,207,315	2,586,723	(53,444,619)	(101,351,956)
Total increase (decrease) in net assets	(3,257,930)	(20,768,495)	1,960,984	(2,028,505)	(73,577,150)	(400,382,050)
NET ASSETS:
Beginning of period	37,603,447	58,371,942	20,760,229	22,788,734	444,562,653	844,944,703
End of period*	$34,345,517	$37,603,447	$22,721,213	$20,760,229	$370,985,503	$444,562,653
*Includes accumulated undistributed net investment income (loss)	$(32,193)	$37,313	$(23,625)	$(23,625)	$(2,251,863)	$(1,830,886)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth Portfolio		Focused Mid-Cap Growth Portfolio		Focused Small-Cap Growth Portfolio
	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(965,094)	$(5,688,979)	$(105,000)	$(1,085,220)	$(780,033)	$(3,699,764)
Net realized gain (loss) on investments and foreign currencies	(34,659,893)	(25,088,523)	(18,646,729)	(7,766,203)	(23,125,475)	(13,213,635)
Net unrealized gain (loss) on investments and foreign currencies	38,483,973	(221,528,654)	15,402,792	(31,908,715)	21,632,957	(94,025,215)
Net increase (decrease) in net assets resulting from operations	2,858,986	(252,306,156)	(3,348,937)	(40,760,138)	(2,272,551)	(110,938,614)
Distributions to shareholders from:
Net investment income (Class A)	—	—	—	—	—	—
Net investment income (Class B)	—	—	—	—	—	—
Net investment income (Class C)	—	—	—	—	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	(43,330)	—	—
Return of capital (Class B)	—	—	—	(697)	—	—
Return of capital (Class C)	—	—	—	(2,776)	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	(15,142,078)	—	(14,317,820)	—	(37,811,051)
Net realized gain on securities (Class B)	—	(2,036,670)	—	(230,272)	—	(5,210,847)
Net realized gain on securities (Class C)	—	(2,505,094)	—	(917,448)	—	(10,561,605)
Net realized gain on securities (Class I)	—	—	—	—	—	(1,990,792)
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	—	(19,683,842)	—	(15,512,343)	—	(55,574,295)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(30,061,303)	(126,050,235)	(18,561,148)	11,521,239	(18,369,772)	(43,871,227)
Total increase (decrease) in net assets	(27,202,317)	(398,040,233)	(21,910,085)	(44,751,242)	(20,642,323)	(210,384,136)
NET ASSETS:
Beginning of period	196,372,617	594,412,850	58,732,669	103,483,911	145,549,243	355,933,379
End of period*	$169,170,300	$196,372,617	$36,822,584	$58,732,669	$124,906,920	$145,549,243
*Includes accumulated undistributed net investment income (loss)	$(1,029,590)	$(64,496)	$(108,143)	$(3,143)	$(803,961)	$(23,928)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Large-Cap Value Portfolio		Focused Value Portfolio		Focused Mid-Cap Value Portfolio
	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$808,979	$905,039	$(345,785)	$2,044,876	$53,856	$(211,754)
Net realized gain (loss) on investments and foreign currencies	(26,299,948)	(27,714,248)	(96,873,407)	(98,409,990)	(7,525,644)	(9,868,594)
Net unrealized gain (loss) on investments and foreign currencies	8,277,225	(39,504,227)	77,338,553	(239,154,350)	6,521,176	(41,743,842)
Net increase (decrease) in net assets resulting from operations	(17,213,744)	(66,313,436)	(19,880,639)	(335,519,464)	(950,612)	(51,824,190)
Distributions to shareholders from:
Net investment income (Class A)	(974,739)	(911,518)	(926,858)	(2,062,421)	—	—
Net investment income (Class B)	(73,490)	(6,676)	—	—	—	—
Net investment income (Class C)	(179,808)	(16,980)	—	—	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	—
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	(43,643,319)	—	(75,217,664)	—	(5,063,600)
Net realized gain on securities (Class B)	—	(6,626,044)	—	(26,933,265)	—	(98,630)
Net realized gain on securities (Class C)	—	(16,853,469)	—	(38,939,031)	—	(516,416)
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(1,228,037)	(68,058,006)	(926,858)	(143,152,381)	—	(5,678,646)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(11,803,347)	660,062	(42,915,758)	(78,820,304)	(15,239,343)	9,964,654
Total increase (decrease) in net assets	(30,245,128)	(133,711,380)	(63,723,255)	(557,492,149)	(16,189,955)	(47,538,182)
NET ASSETS:
Beginning of period	100,407,071	234,118,451	273,699,749	831,191,898	56,851,371	104,389,553
End of period*	$70,161,943	$100,407,071	$209,976,494	$273,699,749	$40,661,416	$56,851,371
*Includes accumulated undistributed net investment income (loss)	$450,228	$869,286	$(640,193)	$632,450	$50,435	$(3,421)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Small-Cap Value Portfolio		Focused Growth and Income Portfolio		Focused Technology Portfolio
	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$898,347	$372,575	$(153,855)	$(966,446)	$(245,995)	$(1,058,666)
Net realized gain (loss) on investments and foreign currencies	(41,731,743)	(46,530,811)	(48,580,239)	(98,831,158)	(8,211,055)	(9,356,962)
Net unrealized gain (loss) on investments and foreign currencies	23,866,516	(44,136,670)	37,147,613	(121,679,457)	11,288,858	(21,926,309)
Net increase (decrease) in net assets resulting from operations	(16,966,880)	(90,294,906)	(11,586,481)	(221,477,061)	2,831,808	(32,341,937)
Distributions to shareholders from:
Net investment income (Class A)	(344,116)	—	—	—	—	—
Net investment income (Class B)	—	—	—	—	—	—
Net investment income (Class C)	—	—	—	—	—	—
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Return of capital (Class A)	—	—	—	—	—	—
Return of capital (Class B)	—	—	—	—	—	—
Return of capital (Class C)	—	—	—	—	—	—
Return of capital (Class I)	—	—	—	—	—	—
Return of capital (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	(15,601,519)	—	(51,892,950)	—	—
Net realized gain on securities (Class B)	—	(3,321,422)	—	(8,087,567)	—	—
Net realized gain on securities (Class C)	—	(6,869,953)	—	(17,465,319)	—	—
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(344,116)	(25,792,894)	—	(77,445,836)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(35,036,102)	10,481,875	(88,697,947)	(89,741,720)	24,135,684	(12,948,260)
Total increase (decrease) in net assets	(52,347,098)	(105,605,925)	(100,284,428)	(388,664,617)	26,967,492	(45,290,197)
NET ASSETS:
Beginning of period	177,329,519	282,935,444	223,535,021	612,199,638	37,342,762	82,632,959
End of period*	$124,982,421	$177,329,519	$123,250,593	$223,535,021	$64,310,254	$37,342,762
*Includes accumulated undistributed net investment income (loss)	$862,752	$308,521	$(198,503)	$(44,648)	$(257,768)	$(11,773)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Dividend Strategy Portfolio		Focused StarALPHA Portfolio
	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008	For the six months ended April 30, 2009 (unaudited)	For the year ended October 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,171,439	$5,140,580	$(215,067)	$(895,156)
Net realized gain (loss) on investments and foreign currencies	(43,018,007)	(21,009,388)	(24,236,797)	(22,605,729)
Net unrealized gain (loss) on investments and foreign currencies	35,632,382	(39,927,938)	19,266,383	(42,851,065)
Net increase (decrease) in net assets resulting from operations	(5,214,186)	(55,796,746)	(5,185,481)	(66,351,950)
Distributions to shareholders from:
Net investment income (Class A)	(1,083,159)	(2,003,046)	—	—
Net investment income (Class B)	(251,197)	(1,050,848)	—	—
Net investment income (Class C)	(630,390)	(2,427,713)	—	—
Net investment income (Class I)	—	—	—	—
Net investment income (Class Z)	—	—	—	—
Return of capital (Class A)	—	—	—	(65,544)
Return of capital (Class B)	—	—	—	—
Return of capital (Class C)	—	—	—	—
Return of capital (Class I)	—	—	—	—
Return of capital (Class Z)	—	—	—	—
Net realized gain on securities (Class A)	—	(10,583,126)	—	—
Net realized gain on securities (Class B)	—	(6,844,548)	—	—
Net realized gain on securities (Class C)	—	(15,309,451)	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—
Total distributions to shareholders	(1,964,746)	(38,218,732)	—	(65,544)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(7,557,226)	19,083,081	(6,848,474)	3,151,672
Total increase (decrease) in net assets	(14,736,158)	(74,932,397)	(12,033,955)	(63,265,822)
NET ASSETS:
Beginning of period	116,226,528	191,158,925	87,077,037	150,342,859
End of period*	$101,490,370	$116,226,528	$75,043,082	$87,077,037
*Includes accumulated undistributed net investment income (loss)	$371,573	$164,880	$(205,314)	$9,753

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(6)		Ratio of net investment income (loss) to average net assets(6)		Port- folio Turn- over
FOCUSED EQUITY STRATEGY PORTFOLIO
	Class A
10/31/04	$15.94	$(0.03)	$0.76	$0.73	$—	$—	$(0.00)	$(0.00)	$16.67	4.60%	$161,243	0.19	%(4)	(0.17	)%(4)	2%
10/31/05	16.67	(0.02)	2.22	2.20	(0.21)	—	(0.06)	(0.27)	18.60	13.28	184,509	0.20	(4)	(0.09	)(4)	13
10/31/06	18.60	0.02	2.03	2.05	(0.32)	—	(0.78)	(1.10)	19.55	11.41	199,098	0.17	(4)	0.09	(4)	28
10/31/07	19.55	0.02	3.45	3.47	(0.56)	—	(1.14)	(1.70)	21.32	18.95	196,206	0.17		0.09		87
10/31/08	21.32	(0.03)	(7.85)	(7.88)	(0.61)	—	(3.79)	(4.40)	9.04	(45.66)	86,347	0.20		(0.18)		27
04/30/09(7)	9.04	0.07	(0.32)	(0.25)	(0.09)	—	—	(0.09)	8.70	(2.73)	74,578	0.25	(3)(4)	1.69	(3)(4)	37
	Class B
10/31/04	$15.84	$(0.13)	$0.75	$0.62	$—	$—	$(0.00)	$(0.00)	$16.46	3.93%	$94,156	0.85	%(4)	(0.83	)%(4)	2%
10/31/05	16.46	(0.15)	2.21	2.06	(0.10)	—	(0.06)	(0.16)	18.36	12.58	113,602	0.87	(4)	(0.81	)(4)	13
10/31/06	18.36	(0.11)	2.01	1.90	(0.21)	—	(0.78)	(0.99)	19.27	10.63	127,528	0.83	(4)	(0.58	)(4)	28
10/31/07	19.27	(0.12)	3.42	3.30	(0.44)	—	(1.14)	(1.58)	20.99	18.20	124,754	0.83		(0.61)		87
10/31/08	20.99	(0.11)	(7.73)	(7.84)	(0.48)	—	(3.79)	(4.27)	8.88	(45.97)	52,822	0.85		(0.76)		27
04/30/09(7)	8.88	0.04	(0.32)	(0.28)	—	—	—	—	8.60	(3.15)	42,155	0.90	(3)(4)	1.09	(3)(4)	37
	Class C†
10/31/04	$15.83	$(0.13)	$0.76	$0.63	$—	$—	$(0.00)	$(0.00)	$16.46	4.00%	$263,636	0.82	%(4)	(0.79	)%(4)	2%
10/31/05	16.46	(0.13)	2.19	2.06	(0.10)	—	(0.06)	(0.16)	18.36	12.58	298,568	0.84	(4)	(0.75	)(4)	13
10/31/06	18.36	(0.10)	2.01	1.91	(0.21)	—	(0.78)	(0.99)	19.28	10.68	320,130	0.81	(4)	(0.52	)(4)	28
10/31/07	19.28	(0.11)	3.41	3.30	(0.44)	—	(1.14)	(1.58)	21.00	18.19	309,753	0.81		(0.55)		87
10/31/08	21.00	(0.08)	(7.76)	(7.84)	(0.48)	—	(3.79)	(4.27)	8.89	(45.95)	114,050	0.83		(0.55)		27
04/30/09(7)	8.89	0.04	(0.32)	(0.28)	—	—	—	—	8.61	(3.15)	88,144	0.90	(3)(4)	1.10	(3)(4)	37
	Class I
02/23/04-10/31/04(5)	$17.20	$(0.03)	$(0.50)	$(0.53)	$—	$—	$—	$—	$16.67	(3.08)%	$5,741	0.15	%(3)(4)	(0.19	)%(3)(4)	2%
10/31/05	16.67	(0.01)	2.22	2.21	(0.23)	—	(0.06)	(0.29)	18.59	13.33	6,035	0.15	(4)	(0.08	)(4)	13
10/31/06	18.59	0.15	1.91	2.06	(0.33)	—	(0.78)	(1.11)	19.54	11.45	3,434	0.15	(4)	0.79	(4)	28
10/31/07	19.54	0.15	3.33	3.48	(0.58)	—	(1.14)	(1.72)	21.30	19.02	2,394	0.15	(4)	0.74	(4)	87
10/31/08	21.30	(0.05)	(7.81)	(7.86)	(0.62)	—	(3.79)	(4.41)	9.03	(45.59)	1,122	0.15	(4)	(0.32	)(4)	27
04/30/09(7)	9.03	0.07	(0.32)	(0.25)	(0.10)	—	—	(0.10)	8.68	(2.74)	778	0.15	(3)(4)	1.75	(3)(4)	37

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(3)(7)
Focused Equity Strategy A	(0.02)%	(0.01)%	(0.00)%	—%	—%	0.09%
Focused Equity Strategy B	(0.02)	(0.01)	(0.00)	—	—	0.09
Focused Equity Strategy C†	0.00	(0.01)	(0.00)	—	—	0.05
Focused Equity Strategy I	0.26	0.10	0.27	0.15	0.52	1.39

(5)  Inception date of class.

(6)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(7)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
	Class A
10/31/04	$15.07	$0.08	$0.89	$0.97	$(0.05)	$—	$(0.00)	$(0.05)	$15.99	6.48%	$161,187	0.20	%(3)	0.49	%(3)	0%
10/31/05	15.99	0.08	1.71	1.79	(0.22)	—	(0.01)	(0.23)	17.55	11.20	225,664	0.20	(3)	0.51	(3)	1
10/31/06	17.55	0.16	2.08	2.24	(0.32)	—	(0.16)	(0.48)	19.31	12.99	274,699	0.17	(3)	0.87	(3)	16
10/31/07	19.31	0.16	2.81	2.97	(0.44)	—	(1.02)	(1.46)	20.82	16.31	304,984	0.17		0.85		37
10/31/08	20.82	0.16	(6.28)	(6.12)	(0.70)	—	(3.25)	(3.95)	10.75	(35.56)	156,584	0.18		1.06		10
04/30/09(5)	10.75	0.18	(0.35)	(0.17)	(0.32)	—	—	(0.32)	10.26	(1.51)	137,852	0.23	(6)	3.73	(6)	30
	Class B
10/31/04	$14.99	$(0.02)	$0.89	$0.87	$—	$—	$(0.00)	$(0.00)	$15.86	5.81%	$98,520	0.84	%(3)	(0.14	)%(3)	0%
10/31/05	15.86	(0.03)	1.68	1.65	(0.12)	—	(0.01)	(0.13)	17.38	10.37	135,585	0.86	(3)	(0.17	)(3)	1
10/31/06	17.38	0.04	2.07	2.11	(0.21)	—	(0.16)	(0.37)	19.12	12.32	163,010	0.82	(3)	0.20	(3)	16
10/31/07	19.12	0.04	2.78	2.82	(0.32)	—	(1.02)	(1.34)	20.60	15.56	175,763	0.82		0.22		37
10/31/08	20.60	0.05	(6.20)	(6.15)	(0.57)	—	(3.25)	(3.82)	10.63	(35.95)	95,631	0.83		0.36		10
04/30/09(5)	10.63	0.15	(0.36)	(0.21)	(0.23)	—	—	(0.23)	10.19	(1.96)	83,135	0.88	(6)	3.09	(6)	30
	Class C†
10/31/04	$14.99	$(0.02)	$0.89	$0.87	$—	$—	$(0.00)	$(0.00)	$15.86	5.81%	$282,018	0.82	%(3)	(0.12	)%(3)	0%
10/31/05	15.86	(0.02)	1.68	1.66	(0.12)	—	(0.01)	(0.13)	17.39	10.44	359,119	0.84	(3)	(0.11	)(3)	1
10/31/06	17.39	0.04	2.06	2.10	(0.21)	—	(0.16)	(0.37)	19.12	12.25	414,635	0.81		0.23		16
10/31/07	19.12	0.05	2.78	2.83	(0.32)	—	(1.02)	(1.34)	20.61	15.62	425,720	0.80		0.27		37
10/31/08	20.61	0.07	(6.23)	(6.16)	(0.57)	—	(3.25)	(3.82)	10.63	(35.98)	211,343	0.82		0.44		10
04/30/09(5)	10.63	0.15	(0.35)	(0.20)	(0.22)	—	—	(0.22)	10.21	(1.82)	180,552	0.86	(6)	3.12	(6)	30

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06
Focused Multi-Asset Strategy A	(0.02)%	(0.01)%	(0.00)%
Focused Multi-Asset Strategy B	(0.02)	(0.02)	(0.00)
Focused Multi-Asset Strategy C†	0.00	(0.02)	—

(4)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(6)		Ratio of net investment income (loss) to average net assets(6)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
	Class A
10/31/04	$14.90	$0.15	$0.56	$0.71	$(0.20)	$—	$(0.00)	$(0.20)	$15.41	4.78%	$130,851	0.20	%(4)	0.99	%(4)	9%
10/31/05	15.41	0.18	1.23	1.41	(0.30)	—	(0.17)	(0.47)	16.35	9.23	144,668	0.19	(4)	1.10	(4)	14
10/31/06	16.35	0.25	1.22	1.47	(0.43)	—	(0.66)	(1.09)	16.73	9.31	143,157	0.17		1.55		30
10/31/07	16.73	0.27	1.97	2.24	(0.58)	—	(0.65)	(1.23)	17.74	14.09	147,508	0.17		1.61		60
10/31/08	17.74	0.29	(4.90)	(4.61)	(0.63)	—	(2.26)	(2.89)	10.24	(30.44)	84,727	0.19		2.09		20
04/30/09(7)	10.24	0.14	(0.29)	(0.15)	(0.16)	—	—	(0.16)	9.93	(1.45)	74,306	0.24	(3)	2.94	(3)	43
	Class B
10/31/04	$14.84	$0.05	$0.56	$0.61	$(0.06)	$—	$(0.00)	$(0.06)	$15.39	4.09%	$108,591	0.85	%(4)	0.33	%(4)	9%
10/31/05	15.39	0.07	1.23	1.30	(0.20)	—	(0.17)	(0.37)	16.32	8.47	114,867	0.85	(4)	0.44	(4)	14
10/31/06	16.32	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.70	8.61	110,559	0.83		0.92		30
10/31/07	16.70	0.17	1.96	2.13	(0.47)	—	(0.65)	(1.12)	17.71	13.37	103,744	0.83		1.01		60
10/31/08	17.71	0.21	(4.90)	(4.69)	(0.54)	—	(2.26)	(2.80)	10.22	(30.91)	54,611	0.84		1.51		20
04/30/09(7)	10.22	0.11	(0.30)	(0.19)	(0.13)	—	—	(0.13)	9.90	(1.80)	46,138	0.90	(3)	2.33	(3)	43
	Class C†
10/31/04	$14.85	$0.06	$0.56	$0.62	$(0.06)	$—	$(0.00)	$(0.06)	$15.41	4.16%	$198,590	0.84	%(4)	0.38	%(4)	9%
10/31/05	15.41	0.08	1.23	1.31	(0.20)	—	(0.17)	(0.37)	16.35	8.52	212,036	0.83	(4)	0.48	(4)	14
10/31/06	16.35	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.73	8.60	205,830	0.81		0.93		30
10/31/07	16.73	0.18	1.95	2.13	(0.47)	—	(0.65)	(1.12)	17.74	13.35	191,695	0.81		1.05		60
10/31/08	17.74	0.21	(4.90)	(4.69)	(0.54)	—	(2.26)	(2.80)	10.25	(30.85)	103,814	0.82		1.51		20
04/30/09(7)	10.25	0.11	(0.31)	(0.20)	(0.13)	—	—	(0.13)	9.92	(1.89)	86,991	0.87	(3)	2.34	(3)	43
	Class I
02/23/04-10/31/04(5)	$15.72	$0.12	$(0.32)	$(0.20)	$(0.11)	$—	$—	$(0.11)	$15.41	(1.26)%	$13,304	0.15	%(3)(4)	0.75	%(3)(4)	9%
10/31/05	15.41	0.17	1.24	1.41	(0.31)	—	(0.17)	(0.48)	16.34	9.22	14,889	0.15	(4)	1.08	(4)	14
10/31/06	16.34	0.44	1.03	1.47	(0.43)	—	(0.66)	(1.09)	16.72	9.34	5,772	0.15	(4)	2.53	(4)	30
10/31/07	16.72	0.41	1.84	2.25	(0.59)	—	(0.65)	(1.24)	17.73	14.16	3,002	0.15	(4)	2.41	(4)	60
10/31/08	17.73	0.28	(4.87)	(4.59)	(0.64)	—	(2.26)	(2.90)	10.24	(30.36)	1,619	0.15	(4)	2.08	(4)	20
04/30/09(7)	10.24	0.15	(0.31)	(0.16)	(0.16)	—	—	(0.16)	9.92	(1.51)	1,184	0.15	(3)(4)	3.06	(3)(4)	43

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(3)(7)
Focused Balanced Strategy A	(0.03)%	0.00%	—%	—%	—%	—%
Focused Balanced Strategy B	(0.02)	(0.01)	—	—	—	—
Focused Balanced Strategy C†	0.00	(0.01)	—	—	—	—
Focused Balanced Strategy I	0.11	0.03	0.16	0.18	0.34	0.73

(5)  Inception date of class.

(6)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(7)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
	Class A
10/31/04	$13.75	$0.33	$0.25	$0.58	$(0.36)	$—	$(0.01)	$(0.37)	$13.96	4.22%	$38,251	0.22%		2.40%		17%
10/31/05	13.96	0.35	0.46	0.81	(0.37)	—	(0.31)	(0.68)	14.09	5.87	28,583	0.25		2.44		11
10/31/06	14.09	0.43	0.59	1.02	(0.50)	—	(0.45)	(0.95)	14.16	7.58	23,337	0.25		3.09		49
10/31/07	14.16	0.42	0.84	1.26	(0.54)	—	(0.37)	(0.91)	14.51	9.28	22,365	0.25		3.00		51
10/31/08	14.51	0.39	(3.20)	(2.81)	(0.45)	—	(1.04)	(1.49)	10.21	(21.29)	13,311	0.25		3.12		46
04/30/09(5)	10.21	0.08	0.21	0.29	(0.10)	—	—	(0.10)	10.40	2.85	13,151	0.25	(6)	1.56	(6)	21
	Class B
10/31/04	$13.74	$0.24	$0.24	$0.48	$(0.26)	$—	$(0.01)	$(0.27)	$13.95	3.44%	$16,053	0.90%		1.70%		17%
10/31/05	13.95	0.25	0.47	0.72	(0.28)	—	(0.31)	(0.59)	14.08	5.18	16,198	0.90		1.79		11
10/31/06	14.08	0.33	0.59	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	14,267	0.90		2.33		49
10/31/07	14.14	0.34	0.82	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	12,774	0.90		2.40		51
10/31/08	14.49	0.31	(3.20)	(2.89)	(0.37)	—	(1.04)	(1.41)	10.19	(21.85)	7,949	0.90		2.47		46
04/30/09(5)	10.19	0.05	0.22	0.27	(0.07)	—	—	(0.07)	10.39	2.62	7,082	0.90	(6)	0.92	(6)	21
	Class C†
10/31/04	$13.74	$0.24	$0.24	$0.48	$(0.26)	$—	$(0.01)	$(0.27)	$13.95	3.51%	$34,981	0.88%		1.73%		17%
10/31/05	13.95	0.25	0.47	0.72	(0.28)	—	(0.31)	(0.59)	14.08	5.18	29,116	0.90		1.80		11
10/31/06	14.08	0.32	0.60	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	27,150	0.90		2.32		49
10/31/07	14.14	0.33	0.83	1.16	(0.44)	—	(0.37)	(0.81)	14.49	8.55	23,233	0.90		2.32		51
10/31/08	14.49	0.31	(3.20)	(2.89)	(0.37)	—	(1.04)	(1.41)	10.19	(21.85)	16,343	0.90		2.46		46
04/30/09(5)	10.19	0.05	0.22	0.27	(0.07)	—	—	(0.07)	10.39	2.62	14,113	0.90	(6)	0.93	(6)	21

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Fixed Income and Equity Strategy A	(0.02)%	(0.03)%	0.03%	0.04%	0.13%	0.24%
Focused Fixed Income and Equity Strategy B	(0.02)	(0.00)	0.06	0.07	0.17	0.31
Focused Fixed Income and Equity Strategy C†	0.01	(0.01)	0.02	0.04	0.12	0.22

(4)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
	Class A
10/31/04	$12.96	$0.42	$0.25	$0.67	$(0.50)	$—	$(0.11)	$(0.61)	$13.02	5.29%		$8,921	0.25%		3.27%		55%
10/31/05	13.02	0.43	(0.07)	0.36	(0.43)	—	(0.24)	(0.67)	12.71	2.78		10,109	0.25		3.35		22
10/31/06	12.71	0.53	0.39	0.92	(0.54)	—	(0.11)	(0.65)	12.98	7.52		7,650	0.25		4.14		63
10/31/07	12.98	0.53	0.27	0.80	(0.52)	—	(0.00)	(0.52)	13.26	6.38		8,520	0.25		4.05		61
10/31/08	13.26	0.50	(1.89)	(1.39)	(0.51)	—	(0.53)	(1.04)	10.83	(11.31	)(5)	8,224	0.25		4.09		147
04/30/09(6)	10.83	0.20	0.37	0.57	(0.20)	—	—	(0.20)	11.20	5.29		9,294	0.25	(7)	3.61	(7)	39
	Class B
10/31/04	$12.96	$0.33	$0.25	$0.58	$(0.42)	$—	$(0.11)	$(0.53)	$13.01	4.61%		$8,157	0.90%		2.62%		55%
10/31/05	13.01	0.35	(0.08)	0.27	(0.34)	—	(0.24)	(0.58)	12.70	2.12		7,436	0.90		2.69		22
10/31/06	12.70	0.44	0.40	0.84	(0.46)	—	(0.11)	(0.57)	12.97	6.82		5,903	0.90		3.48		63
10/31/07	12.97	0.45	0.27	0.72	(0.44)	—	(0.00)	(0.44)	13.25	5.69		5,399	0.90		3.41		61
10/31/08	13.25	0.43	(1.90)	(1.47)	(0.43)	—	(0.53)	(0.96)	10.82	(11.90	)(5)	4,413	0.90		3.45		147
04/30/09(6)	10.82	0.16	0.37	0.53	(0.16)	—	—	(0.16)	11.19	4.96		4,551	0.90	(7)	3.00	(7)	39
	Class C†
10/31/04	$12.96	$0.31	$0.27	$0.58	$(0.43)	$—	$(0.11)	$(0.54)	$13.00	4.55%		$20,730	0.90%		2.51%		55%
10/31/05	13.00	0.35	(0.07)	0.28	(0.34)	—	(0.24)	(0.58)	12.70	2.20		14,010	0.90		2.68		22
10/31/06	12.70	0.46	0.37	0.83	(0.46)	—	(0.11)	(0.57)	12.96	6.74		9,806	0.90		3.50		63
10/31/07	12.96	0.44	0.29	0.73	(0.44)	—	(0.00)	(0.44)	13.25	5.78		8,870	0.90		3.41		61
10/31/08	13.25	0.43	(1.91)	(1.48)	(0.43)	—	(0.53)	(0.96)	10.81	(11.98	)(5)	8,123	0.90		3.46		147
04/30/09(6)	10.81	0.16	0.38	0.54	(0.16)	—	—	(0.16)	11.19	5.05		8,875	0.90	(7)	2.97	(7)	39

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(6)(7)
Focused Fixed Income Strategy A	0.14%	0.13%	0.27%	0.30%	0.38%	0.42%
Focused Fixed Income Strategy B	0.14	0.18	0.35	0.39	0.47	0.54
Focused Fixed Income Strategy C†	0.08	0.09	0.26	0.28	0.42	0.41

(4)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(5)  The Portfolio's performance figures for Class A, Class B and Class C were increased by 0.58%, 0.57% and 0.49% respectively from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(6)  Unaudited

(7)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP GROWTH PORTFOLIO
	Class A
10/31/04	$16.66	$(0.15)	$(0.67)	$(0.82)	$—	$—	$—	$—	$15.84	(4.92)%	$719,460	1.58	%(4)	(0.93	)%(4)	110%
10/31/05	15.84	0.01	1.96	1.97	—	—	—	—	17.81	12.44	724,610	1.52	(4)	(0.01	)(4)	125
10/31/06	17.81	(0.13)	0.20	0.07	—	—	—	—	17.88	0.39	698,801	1.52	(4)	(0.74	)(4)	172
10/31/07	17.88	(0.13)	4.22	4.09	—	—	—	—	21.97	22.87	395,800	1.54	(3)(4)	(0.68	)(3)(4)	146
10/31/08	21.97	(0.10)	(8.63)	(8.73)	—	—	—	—	13.24	(39.74)	216,740	1.55	(3)	(0.54	)(3)	162
04/30/09(5)	13.24	(0.00)	(0.44)	(0.44)	—	—	—	—	12.80	(3.32)	180,578	1.52	(4)(6)	(0.08	)(4)(6)	35
	Class B
10/31/04	$16.07	$(0.25)	$(0.63)	$(0.88)	$—	$—	$—	$—	$15.19	(5.48)%	$425,461	2.23	%(4)	(1.59	)%(4)	110%
10/31/05	15.19	(0.09)	1.85	1.76	—	—	—	—	16.95	11.59	342,067	2.20	(4)	(0.62	)(4)	125
10/31/06	16.95	(0.24)	0.20	(0.04)	—	—	—	—	16.91	(0.24)	218,894	2.20	(4)	(1.42	)(4)	172
10/31/07	16.91	(0.26)	3.98	3.72	—	—	—	—	20.63	22.00	125,350	2.23	(3)(4)	(1.39	)(3)(4)	146
10/31/08	20.63	(0.21)	(8.07)	(8.28)	—	—	—	—	12.35	(40.14)	56,863	2.19	(3)	(1.17	)(3)	162
04/30/09(5)	12.35	(0.04)	(0.41)	(0.45)	—	—	—	—	11.90	(3.64)	41,829	2.23	(4)(6)	(0.79	)(4)(6)	35
	Class C†
10/31/04	$16.07	$(0.25)	$(0.63)	$(0.88)	$—	$—	$—	$—	$15.19	(5.48)%	$489,636	2.22	%(4)	(1.59	)%(4)	110%
10/31/05	15.19	(0.09)	1.86	1.77	—	—	—	—	16.96	11.65	398,270	2.18	(4)	(0.60	)(4)	125
10/31/06	16.96	(0.24)	0.20	(0.04)	—	—	—	—	16.92	(0.24)	289,503	2.18	(4)	(1.40	)(4)	172
10/31/07	16.92	(0.25)	3.98	3.73	—	—	—	—	20.65	22.05	232,637	2.20	(3)(4)	(1.36	)(3)(4)	146
10/31/08	20.65	(0.21)	(8.08)	(8.29)	—	—	—	—	12.36	(40.15)	106,568	2.19	(3)	(1.17	)(3)	162
04/30/09(5)	12.36	(0.04)	(0.40)	(0.44)	—	—	—	—	11.92	(3.56)	87,539	2.18	(4)(6)	(0.74	)(4)(6)	35
	Class Z
10/31/04	$16.95	$(0.05)	$(0.68)	$(0.73)	$—	$—	$—	$—	$16.22	(4.31)%	$74,811	1.00	%(4)	(0.37	)%(4)	110%
10/31/05	16.22	0.11	2.00	2.11	—	—	—	—	18.33	13.01	80,415	0.93	(4)	0.57	(4)	125
10/31/06	18.33	(0.02)	0.21	0.19	—	—	—	—	18.52	1.04	80,266	0.94	(4)	(0.16	)(4)	172
10/31/07	18.52	(0.02)	4.39	4.37	—	—	—	—	22.89	23.60	91,157	0.94	(3)(4)	(0.11	)(3)(4)	146
10/31/08	22.89	0.01	(9.04)	(9.03)	—	—	—	—	13.86	(39.45)	64,392	0.95	(3)	0.03	(3)	162
04/30/09(5)	13.86	0.03	(0.44)	(0.41)	—	—	—	—	13.45	(2.96)	61,040	0.90	(4)(6)	0.53	(4)(6)	35

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements/fee waivers (based on average net assets):

	10/31/07	10/31/08
Focused Large-Cap Growth A	0.00%	0.01%
Focused Large-Cap Growth B	0.00	0.01
Focused Large-Cap Growth C†	0.00	0.01
Focused Large-Cap Growth Z	0.00	0.01

(4)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/04	10/31/05	10/31/06	10/31/07	04/30/09(5)(6)
Focused Large-Cap Growth A	0.05%	0.05%	0.04%	0.02%	0.01%
Focused Large-Cap Growth B	0.05	0.06	0.04	0.02	0.01
Focused Large-Cap Growth C†	0.05	0.06	0.04	0.02	0.01
Focused Large-Cap Growth Z	0.05	0.05	0.04	0.02	0.01

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH PORTFOLIO
	Class A
10/31/04	$16.86	$(0.21)	$1.33	$1.12	$—	$—	$—	$—	$17.98	6.64%	$188,725	1.72	%(3)(4)	(1.24	)%(3)(4)	128%
10/31/05	17.98	(0.24)	4.28	4.04	—	—	—	—	22.02	22.47	264,942	1.72	(3)(4)	(1.16	)(3)(4)	138
10/31/06	22.02	(0.21)	2.36	2.15	—	—	—	—	24.17	9.76	279,580	1.72	(3)(4)	(0.92	)(3)(4)	115
10/31/07	24.17	(0.30)	7.11	6.81	—	—	—	—	30.98	28.18	466,805	1.69	(3)(4)	(1.14	)(3)(4)	219
10/31/08	30.98	(0.28)	(13.84)	(14.12)	—	—	(1.01)	(1.01)	15.85	(47.04)	140,827	1.71	(4)	(1.13	)(4)	177
04/30/09(5)	15.85	(0.07)	0.76	0.69	—	—	—	—	16.54	4.35	122,159	1.72	(3)(6)	(1.00	)(3)(6)	38
	Class B
10/31/04	$15.96	$(0.32)	$1.27	$0.95	$—	$—	$—	$—	$16.91	5.95%	$96,978	2.37	%(3)(4)	(1.91	)%(3)(4)	128%
10/31/05	16.91	(0.35)	4.02	3.67	—	—	—	—	20.58	21.70	85,580	2.37	(3)(4)	(1.81	)(3)(4)	138
10/31/06	20.58	(0.34)	2.20	1.86	—	—	—	—	22.44	9.04	68,419	2.37	(3)(4)	(1.56	)(3)(4)	115
10/31/07	22.44	(0.44)	6.57	6.13	—	—	—	—	28.57	27.32	58,602	2.37	(3)(4)	(1.80	)(3)(4)	219
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	24,586	2.37	(3)(4)	(1.79	)(3)(4)	177
04/30/09(5)	14.48	(0.11)	0.69	0.58	—	—	—	—	15.06	4.01	20,784	2.37	(3)(6)	(1.66	)(3)(6)	38
	Class C†
10/31/04	$15.96	$(0.31)	$1.26	$0.95	$—	$—	$—	$—	$16.91	5.95%	$46,693	2.37	%(3)(4)	(1.90	)%(3)(4)	128%
10/31/05	16.91	(0.35)	4.01	3.66	—	—	—	—	20.57	21.64	57,291	2.37	(3)(4)	(1.81	)(3)(4)	138
10/31/06	20.57	(0.34)	2.20	1.86	—	—	—	—	22.43	9.04	58,332	2.37	(3)(4)	(1.56	)(3)(4)	115
10/31/07	22.43	(0.44)	6.58	6.14	—	—	—	—	28.57	27.37	69,006	2.37	(3)(4)	(1.81	)(3)(4)	219
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	30,960	2.37	(3)(4)	(1.80	)(3)(4)	177
04/30/09(5)	14.48	(0.11)	0.68	0.57	—	—	—	—	15.05	3.94	26,227	2.37	(3)(6)	(1.66	)(3)(6)	38

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Growth A	0.06%	0.00%	(0.02)%	(0.01)%	—%	0.12%
Focused Growth B	0.07	0.03	0.01	0.03	0.03	0.20
Focused Growth C†	0.07	0.01	0.00	(0.01)	0.01	0.15

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08
Focused Growth A	0.01%	0.00%	0.01%	0.01%	0.02%
Focused Growth B	0.01	0.00	0.01	0.01	0.02
Focused Growth C†	0.01	0.00	0.01	0.01	0.02

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED MID-CAP GROWTH PORTFOLIO
	Class A
08/03/05-10/31/05(5)	$12.50	$(0.03)	$(0.21)	$(0.24)	$—	$—	$—	$—	$12.26	(1.92)%	$35,945	1.72	(3)%	(1.06	)(3)%	19%
10/31/06	12.26	(0.06)	2.18	2.12	(0.02)	—	—	(0.02)	14.36	17.29	74,122	1.72	(6)	(0.48	)(6)	144
10/31/07	14.36	(0.13)	3.70	3.57	—	—	(0.54)	(0.54)	17.39	25.65	95,997	1.72	(6)	(0.92	)(6)	180
10/31/08	17.39	(0.16)	(6.52)	(6.68)	—	(0.01)	(2.54)	(2.55)	8.16	(44.50)	54,391	1.72	(6)	(1.28	)(6)	175
04/30/09(7)	8.16	(0.02)	(0.28)	(0.30)	—	—	—	—	7.86	(3.68)	33,824	1.72	(3)(6)	(0.49	)(3)(6)	21
	Class B
08/03/05-10/31/05(5)	$12.50	$(0.05)	$(0.21)	$(0.26)	$—	$—	$—	$—	$12.24	(2.08)%	$56	2.37	(3)%	(1.81	)(3)%	19%
10/31/06	12.24	(0.17)	2.19	2.02	—	—	—	—	14.26	16.50	763	2.37	(6)	(1.29	)(6)	144
10/31/07	14.26	(0.23)	3.66	3.43	—	—	(0.54)	(0.54)	17.15	24.82	1,472	2.37	(6)	(1.59	)(6)	180
10/31/08	17.15	(0.24)	(6.39)	(6.63)	—	(0.01)	(2.54)	(2.55)	7.97	(44.89)	868	2.37	(6)	(1.94	)(6)	175
04/30/09(7)	7.97	(0.04)	(0.27)	(0.31)	—	—	—	—	7.66	(3.89)	582	2.37	(3)(6)	(1.14	)(3)(6)	21
	Class C
08/03/05-10/31/05(5)	$12.50	$(0.04)	$(0.22)	$(0.26)	$—	$—	$—	$—	$12.24	(2.08)%	$105	2.37	(3)%	(1.91	)(3)%	19%
10/31/06	12.24	(0.17)	2.20	2.03	—	—	—	—	14.27	16.58	3,414	2.37	(6)	(1.30	)(6)	144
10/31/07	14.27	(0.23)	3.66	3.43	—	—	(0.54)	(0.54)	17.16	24.81	6,015	2.37	(6)	(1.58	)(6)	180
10/31/08	17.16	(0.24)	(6.38)	(6.62)	—	(0.01)	(2.54)	(2.55)	7.99	(44.79)	3,473	2.37	(6)	(1.94	)(6)	175
04/30/09(7)	7.99	(0.04)	(0.28)	(0.32)	—	—	—	—	7.67	(4.01)	2,417	2.37	(3)(6)	(1.15	)(3)(6)	21

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05(3)	10/31/06	10/31/07	10/31/08	04/30/09(3)(7)
Focused Mid-Cap Growth A	0.64%	(0.02)%	0.06%	0.06%	0.18%
Focused Mid-Cap Growth B	131.64	2.82	0.79	0.91	2.05
Focused Mid-Cap Growth C	87.61	0.52	0.26	0.30	0.80

(5)  Commencement of operations

(6)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	04/30/09(3)(7)
Focused Mid-Cap Growth A	0.01%	0.06%	0.03%	0.08%
Focused Mid-Cap Growth B	0.02	0.06	0.03	0.08
Focused Mid-Cap Growth C	0.02	0.06	0.03	0.08

(7)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP GROWTH PORTFOLIO
	Class A
10/31/04	$14.94	$(0.22)	$0.96	$0.74	$—	$—	$—	$—	$15.68	4.95%	$203,813	1.72	%(3)	(1.51	)%(3)	101%
10/31/05	15.68	(0.27)	2.55	2.28	—	—	—	—	17.96	14.54	222,190	1.72	(3)	(1.52	)(3)	82
10/31/06	17.96	(0.27)	2.67	2.40	—	—	(1.63)	(1.63)	18.73	13.62	232,720	1.70	(3)	(1.42	)(3)	68
10/31/07	18.73	(0.18)	3.90	3.72	—	—	(2.50)	(2.50)	19.95	21.95	245,208	1.67		(1.03)		95
10/31/08	19.95	(0.18)	(6.35)	(6.53)	—	—	(3.05)	(3.05)	10.37	(38.04)	97,082	1.72	(3)	(1.22	)(3)	56
04/30/09(5)	10.37	(0.05)	0.14	0.09	—	—	—	—	10.46	0.87	86,879	1.72	(3)(6)	(1.12	)(3)(6)	5
	Class B
10/31/04	$14.30	$(0.31)	$0.92	$0.61	$—	$—	$—	$—	$14.91	4.27%	$35,101	2.37	%(3)	(2.16	)%(3)	101%
10/31/05	14.91	(0.36)	2.42	2.06	—	—	—	—	16.97	13.82	37,563	2.37	(3)	(2.17	)(3)	82
10/31/06	16.97	(0.37)	2.52	2.15	—	—	(1.63)	(1.63)	17.49	12.88	36,587	2.37	(3)	(2.10	)(3)	68
10/31/07	17.49	(0.28)	3.60	3.32	—	—	(2.50)	(2.50)	18.31	21.13	32,424	2.37	(3)	(1.70	)(3)	95
10/31/08	18.31	(0.24)	(5.73)	(5.97)	—	—	(3.05)	(3.05)	9.29	(38.45)	13,557	2.37	(3)	(1.85	)(3)	56
04/30/09(5)	9.29	(0.07)	0.12	0.05	—	—	—	—	9.34	0.54	11,323	2.37	(3)(6)	(1.77	)(3)(6)	5
	Class C†
10/31/04	$14.26	$(0.31)	$0.92	$0.61	$—	$—	$—	$—	$14.87	4.28%	$67,004	2.37	%(3)	(2.16	)%(3)	101%
10/31/05	14.87	(0.36)	2.41	2.05	—	—	—	—	16.92	13.79	75,343	2.37	(3)	(2.17	)(3)	82
10/31/06	16.92	(0.37)	2.52	2.15	—	—	(1.63)	(1.63)	17.44	12.92	72,803	2.37	(3)	(2.10	)(3)	68
10/31/07	17.44	(0.28)	3.58	3.30	—	—	(2.50)	(2.50)	18.24	21.07	64,808	2.35	(3)	(1.68	)(3)	95
10/31/08	18.24	(0.24)	(5.70)	(5.94)	—	—	(3.05)	(3.05)	9.25	(38.43)	28,766	2.37	(3)	(1.85	)(3)	56
04/30/09(5)	9.25	(0.07)	0.12	0.05	—	—	—	—	9.30	0.54	24,685	2.37	(3)(6)	(1.77	)(3)(6)	5
	Class I
10/31/04	$15.09	$(0.22)	$0.98	$0.76	$—	$—	$—	$—	$15.85	5.04%	$6,645	1.62	%(3)	(1.41	)%(3)	101%
10/31/05	15.85	(0.25)	2.57	2.32	—	—	—	—	18.17	14.64	6,992	1.62	(3)	(1.42	)(3)	82
10/31/06	18.17	(0.25)	2.72	2.47	—	—	(1.63)	(1.63)	19.01	13.86	6,974	1.62	(3)	(1.37	)(3)	68
10/31/07	19.01	(0.20)	3.98	3.78	—	—	(2.50)	(2.50)	20.29	21.96	13,493	1.62	(3)	(1.10	)(3)	95
10/31/08	20.29	(0.16)	(6.48)	(6.64)	—	—	(3.05)	(3.05)	10.60	(37.93)	6,144	1.62	(3)	(1.09	)(3)	56
04/30/09(5)	10.60	(0.05)	0.13	0.08	—	—	—	—	10.68	0.75	2,020	1.62	(3)(6)	(0.92	)(3)(6)	5

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Small-Cap Growth A	0.04%	(0.04)%	(0.02)%	—%	0.03%	0.07%
Focused Small-Cap Growth B	0.09	0.03	0.02	0.03	0.12	0.25
Focused Small-Cap Growth C†	0.05	(0.02)	(0.02)	(0.00)	0.05	0.12
Focused Small-Cap Growth I	0.05	0.05	0.06	0.01	0.11	0.40

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Small-Cap Growth A	0.02%	0.01%	0.00%	0.01%	0.02%	0.02%
Focused Small-Cap Growth B	0.02	0.01	0.00	0.01	0.02	0.02
Focused Small-Cap Growth C†	0.02	0.01	0.00	0.01	0.02	0.02
Focused Small-Cap Growth I	0.02	0.01	0.00	0.01	0.02	0.02

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP VALUE PORTFOLIO
	Class A
10/31/04	$14.02	$0.06	$0.67	$0.73	$(0.02)	$—	$—	$(0.02)	$14.73	5.21	%(5)	$368,353	1.72	%(3)	0.44	%(3)	47%
10/31/05	14.73	0.05	2.14	2.19	(0.04)	—	(0.10)	(0.14)	16.78	14.90		437,074	1.65	(3)(4)	0.32	(3)(4)	122
10/31/06	16.78	0.09	2.30	2.39	(0.05)	—	(0.72)	(0.77)	18.40	14.70		484,952	1.64	(4)	0.55	(4)	133
10/31/07	18.40	0.13	1.86	1.99	(0.11)	—	(2.11)	(2.22)	18.17	11.64		152,128	1.67	(4)	0.69	(4)	185
10/31/08	18.17	0.09	(4.48)	(4.39)	(0.11)	—	(5.37)	(5.48)	8.30	(33.83)		65,040	1.69	(4)	0.72	(4)	191
04/30/09(6)	8.30	0.08	(1.47)	(1.39)	(0.13)	—	—	(0.13)	6.78	(16.88)		46,819	1.60	(4)(7)	2.33	(4)(7)	118
	Class B
10/31/04	$13.58	$(0.04)	$0.65	$0.61	$—	$—	$—	$—	$14.19	4.49	%(5)	$44,263	2.37	%(3)	(0.24	)%(3)	47%
10/31/05	14.19	(0.06)	2.05	1.99	—	—	(0.10)	(0.10)	16.08	14.06		36,286	2.37	(3)(4)	(0.41	)(3)(4)	122
10/31/06	16.08	(0.03)	2.20	2.17	—	—	(0.72)	(0.72)	17.53	13.90		31,106	2.37	(3)(4)	(0.19	)(3)(4)	133
10/31/07	17.53	(0.01)	1.79	1.78	(0.01)	—	(2.11)	(2.12)	17.19	10.91		22,719	2.36	(3)(4)	(0.10	)(3)(4)	185
10/31/08	17.19	0.01	(4.16)	(4.15)	(0.01)	—	(5.37)	(5.38)	7.66	(34.34)		10,261	2.37	(3)(4)	0.04	(3)(4)	191
04/30/09(6)	7.66	0.05	(1.35)	(1.30)	(0.06)	—	—	(0.06)	6.30	(17.05)		6,773	2.37	(3)(4)(7)	1.57	(3)(4)(7)	118
	Class C†
10/31/04	$13.60	$(0.04)	$0.65	$0.61	$—	$—	$—	$—	$14.21	4.49	%(5)	$76,253	2.37	%(3)	(0.23	)%(3)	47%
10/31/05	14.21	(0.07)	2.07	2.00	—	—	(0.10)	(0.10)	16.11	14.12		73,070	2.37	(3)(4)	(0.40	)(3)(4)	122
10/31/06	16.11	(0.02)	2.19	2.17	—	—	(0.72)	(0.72)	17.56	13.88		71,175	2.32	(3)(4)	(0.14	)(3)(4)	133
10/31/07	17.56	(0.02)	1.81	1.79	(0.01)	—	(2.11)	(2.12)	17.23	10.95		59,272	2.36	(4)	(0.10	)(4)	185
10/31/08	17.23	0.01	(4.17)	(4.16)	(0.01)	—	(5.37)	(5.38)	7.69	(34.31)		25,106	2.37	(4)	0.04	(4)	191
04/30/09(6)	7.69	0.05	(1.36)	(1.31)	(0.06)	—	—	(0.06)	6.32	(17.12)		16,570	2.30	(4)(7)	1.64	(4)(7)	118

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(6)(7)
Focused Large-Cap Value A	(0.02)%	(0.01)%	—%	—%	—%	—%
Focused Large-Cap Value B	0.01	(0.02)	(0.02)	0.05	0.07	0.07
Focused Large-Cap Value C†	0.01	(0.05)	(0.01)	—	—	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(6)(7)
Focused Large-Cap Value A	0.00%	0.00%	0.01%	0.03%	0.02%
Focused Large-Cap Value B	0.00	0.00	0.01	0.03	0.01
Focused Large-Cap Value C†	0.00	0.00	0.01	0.03	0.01

(5)  Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

(6)  Unaudited

(7)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED VALUE PORTFOLIO
	Class A
10/31/04	$17.10	$0.05	$1.91	$1.96	$(0.14)	$—	$—	$(0.14)	$18.92	11.49%	$205,956	1.72	%(3)	0.29	%(3)	133%
10/31/05	18.92	0.07	1.97	2.04	—	—	—	—	20.96	10.78	224,591	1.72	(3)(4)	0.33	(3)(4)	176
10/31/06	20.96	0.11	4.40	4.51	—	—	(1.67)	(1.67)	23.80	22.82	264,368	1.70	(3)(4)	0.52	(3)(4)	39
10/31/07	23.80	0.14	4.77	4.91	(0.13)	—	(1.82)	(1.95)	26.76	21.99	450,472	1.66	(4)	0.57	(4)	86
10/31/08	26.76	0.12	(10.74)	(10.62)	(0.12)	—	(4.54)	(4.66)	11.48	(47.25)	132,397	1.69	(3)(4)	0.62	(3)(4)	128
04/30/09(5)	11.48	(0.00)	(0.55)	(0.55)	(0.08)	—	—	(0.08)	10.85	(4.65)	107,264	1.69	(3)(4)(6)	(0.00	)(3)(4)(6)	66
	Class B
10/31/04	$16.67	$(0.06)	$1.84	$1.78	$(0.02)	$—	$—	$(0.02)	$18.43	10.71%	$183,754	2.37	%(3)	(0.36	)%(3)	133%
10/31/05	18.43	(0.07)	1.93	1.86	—	—	—	—	20.29	10.09	172,116	2.37	(3)(4)	(0.33	)(3)(4)	176
10/31/06	20.29	(0.03)	4.24	4.21	—	—	(1.67)	(1.67)	22.83	22.04	168,083	2.37	(3)(4)	(0.14	)(3)(4)	39
10/31/07	22.83	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.55	21.18	157,514	2.33	(4)	(0.07	)(4)	86
10/31/08	25.55	(0.01)	(10.16)	(10.17)	—	—	(4.54)	(4.54)	10.84	(47.59)	56,367	2.36	(3)(4)	(0.05	)(3)(4)	128
04/30/09(5)	10.84	(0.03)	(0.51)	(0.54)	—	—	—	—	10.30	(4.98)	38,459	2.34	(3)(4)(6)	(0.67	)(3)(4)(6)	66
	Class C†
10/31/04	$16.66	$(0.06)	$1.84	$1.78	$(0.02)	$—	$—	$(0.02)	$18.42	10.71%	$211,999	2.37	%(3)	(0.36	)%(3)	133%
10/31/05	18.42	(0.07)	1.93	1.86	—	—	—	—	20.28	10.10	193,047	2.37	(3)(4)	(0.34	)(3)(4)	176
10/31/06	20.28	(0.03)	4.23	4.20	—	—	(1.67)	(1.67)	22.81	22.00	194,997	2.36	(3)(4)	(0.13	)(3)(4)	39
10/31/07	22.81	(0.01)	4.56	4.55	(0.01)	—	(1.82)	(1.83)	25.53	21.20	223,206	2.32	(4)	(0.06	)(4)	86
10/31/08	25.53	(0.00)	(10.16)	(10.16)	—	—	(4.54)	(4.54)	10.83	(47.58)	84,936	2.35	(3)(4)	(0.03	)(3)(4)	128
04/30/09(5)	10.83	(0.03)	(0.51)	(0.54)	—	—	—	—	10.29	(4.99)	64,253	2.34	(3)(4)(6)	(0.66	)(3)(4)(6)	66

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/08	04/30/09(5)(6)
Focused Value A	0.04%	(0.02)%	(0.02)%	(0.00)%	0.14%
Focused Value B	0.04	(0.02)	(0.03)	(0.00)	0.19
Focused Value C†	0.03	(0.02)	(0.02)	(0.00)	0.15

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Value A	0.02%	0.00%	0.01%	0.02%	0.00%
Focused Value B	0.02	0.00	0.01	0.02	0.00
Focused Value C†	0.02	0.00	0.01	0.02	0.00

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED MID-CAP VALUE PORTFOLIO
	Class A
08/03/05-10/31/05(6)	$12.50	$(0.01)	$(0.15)	$(0.16)	$—	$—	$—	$—	$12.34	(1.28)%	$36,217	1.72	%(3)	(0.34	)%(3)	4%
10/31/06	12.34	0.12	2.35	2.47	(0.11)	—	0.00	(0.11)	14.70	20.17	76,587	1.72	(5)	0.89	(5)	70
10/31/07	14.70	(0.06)	3.73	3.67	(0.05)	—	(0.55)	(0.60)	17.77	25.78	93,762	1.72	(5)	(0.38	)(5)	62
10/31/08	17.77	(0.03)	(8.64)	(8.67)	—	—	(0.97)	(0.97)	8.13	(51.46)	52,809	1.71	(5)	(0.23	)(5)	101
04/30/09(7)	8.13	0.01	0.13	0.14	—	—	—	—	8.27	1.72	37,034	1.67	(3)(5)	0.26	(3)(5)	11
	Class B
08/03/05-10/31/05(6)	$12.50	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$12.32	(1.44)%	$105	2.37	%(3)	(1.41	)%(3)	4%
10/31/06	12.32	0.01	2.36	2.37	(0.08)	—	0.00	(0.08)	14.61	19.32	1,154	2.37	(5)	0.01	(5)	70
10/31/07	14.61	(0.15)	3.70	3.55	—	—	(0.55)	(0.55)	17.61	25.02	1,815	2.37	(5)	(1.01	)(5)	62
10/31/08	17.61	(0.11)	(8.53)	(8.64)	—	—	(0.97)	(0.97)	8.00	(51.77)	707	2.36	(5)	(0.87	)(5)	101
04/30/09(7)	8.00	(0.01)	0.12	0.11	—	—	—	—	8.11	1.38	544	2.32	(3)(5)	(0.39	)(3)(5)	11
	Class C
08/03/05-10/31/05(6)	$12.50	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$12.32	(1.44)%	$450	2.37	%(3)	(1.68	)%(3)	4%
10/31/06	12.32	0.03	2.35	2.38	(0.08)	—	0.00	(0.08)	14.62	19.40	3,394	2.37	(5)	0.19	(5)	70
10/31/07	14.62	(0.14)	3.69	3.55	—	—	(0.55)	(0.55)	17.62	25.01	8,813	2.37	(5)	(0.96	)(5)	62
10/31/08	17.62	(0.11)	(8.54)	(8.65)	—	—	(0.97)	(0.97)	8.00	(51.80)	3,335	2.36	(5)	(0.87	)(5)	101
04/30/09(7)	8.00	(0.01)	0.13	0.12	—	—	—	—	8.12	1.50	3,084	2.32	(3)(5)	(0.40	)(3)(5)	11

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05(3)	10/31/06	10/31/07	10/31/08	04/30/09(3)(7)
Focused Mid-Cap Value A	0.67%	(0.00)%	0.06%	0.09%	0.24%
Focused Mid-Cap Value B	94.96	1.96	0.56	0.97	2.59
Focused Mid-Cap Value C	36.93	0.71	0.17	0.32	0.83

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08	04/30/09(3)(7)
Focused Mid-Cap Value A	0.04%	0.04%	0.02%	0.03%
Focused Mid-Cap Value B	0.04	0.04	0.02	0.03
Focused Mid-Cap Value C	0.03	0.04	0.02	0.03

(6)  Commencement of operations

(7)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP VALUE PORTFOLIO
	Class A
10/31/04	$17.70	$(0.04)	$3.67	$3.63	$—	$—	$—	$—	$21.33	20.51%	$342,316	1.72	%(3)	(0.25	)%(3)	75%
10/31/05	21.33	(0.07)	1.89	1.82	—	—	(2.28)	(2.28)	20.87	8.58	328,952	1.68	(3)	(0.39	)(3)	116
10/31/06	20.87	0.02	2.65	2.67	—	—	(3.71)	(3.71)	19.83	14.48	232,913	1.68		0.06		197
10/31/07	19.83	(0.05)	1.45	1.40	—	—	(1.42)	(1.42)	19.81	7.38	175,137	1.69		(0.28)		170
10/31/08	19.81	0.06	(7.08)	(7.02)	—	—	(1.80)	(1.80)	10.99	(38.76)	131,033	1.71	(5)	0.39	(5)	240
04/30/09(6)	10.99	0.07	(0.88)	(0.81)	(0.03)	—	—	(0.03)	10.15	(7.35)	90,503	1.48	(7)	1.42	(7)	162
	Class B
10/31/04	$16.96	$(0.15)	$3.50	$3.35	$—	$—	$—	$—	$20.31	19.75%	$75,814	2.37	%(3)	(0.81	)%(3)	75%
10/31/05	20.31	(0.21)	1.80	1.59	—	—	(2.28)	(2.28)	19.62	7.81	65,856	2.37	(3)	(1.08	)(3)	116
10/31/06	19.62	(0.11)	2.46	2.35	—	—	(3.71)	(3.71)	18.26	13.65	49,714	2.37	(3)	(0.66	)(3)	197
10/31/07	18.26	(0.17)	1.33	1.16	—	—	(1.42)	(1.42)	18.00	6.65	35,120	2.37	(3)	(0.97	)(3)	170
10/31/08	18.00	(0.04)	(6.34)	(6.38)	—	—	(1.80)	(1.80)	9.82	(39.14)	14,771	2.37	(3)(5)	(0.27	)(3)(5)	240
04/30/09(6)	9.82	0.03	(0.79)	(0.76)	—	—	—	—	9.06	(7.74)	11,216	2.33	(3)(7)	0.61	(3)(7)	162
	Class C†
10/31/04	$16.99	$(0.15)	$3.51	$3.36	$—	$—	$—	$—	$20.35	19.78%	$114,772	2.37	%(3)	(0.83	)%(3)	75%
10/31/05	20.35	(0.21)	1.80	1.59	—	—	(2.28)	(2.28)	19.66	7.80	118,729	2.37	(3)	(1.08	)(3)	116
10/31/06	19.66	(0.11)	2.47	2.36	—	—	(3.71)	(3.71)	18.31	13.68	97,913	2.36	(3)	(0.66	)(3)	197
10/31/07	18.31	(0.17)	1.34	1.17	—	—	(1.42)	(1.42)	18.06	6.68	72,679	2.36		(0.95)		170
10/31/08	18.06	(0.04)	(6.36)	(6.40)	—	—	(1.80)	(1.80)	9.86	(39.12)	31,526	2.37	(3)(5)	(0.27	)(3)(5)	240
04/30/09(6)	9.86	0.04	(0.80)	(0.76)	—	—	—	—	9.10	(7.71)	23,263	2.20	(7)	0.75	(7)	162

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(6)(7)
Focused Small-Cap Value A	0.00%	(0.02)%	—%	—%	—%	—%
Focused Small-Cap Value B	0.03	(0.02)	0.00	0.03	0.05	(0.03)
Focused Small-Cap Value C†	0.01	(0.04)	(0.02)	—	0.00	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(6)(7)
Focused Small-Cap Value A	0.04%	0.05%	0.04%	0.01%	0.02%	0.06%
Focused Small-Cap Value B	0.04	0.05	0.03	0.01	0.02	0.07
Focused Small-Cap Value C†	0.04	0.05	0.03	0.01	0.02	0.07

(5)  The ratio reflects an expense cap which is net of custody credits of 0.01%.

(6)  Unaudited

(7)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH AND INCOME PORTFOLIO
	Class A
10/31/04	$14.93	$(0.04)	$0.25	$0.21	$—	$—	$—	$—	$15.14	1.41%	$159,097	1.72	%(3)(4)	(0.34	)%(3)(4)	62%
10/31/05	15.14	0.06	1.39	1.45	—	—	—	—	16.59	9.58	163,765	1.72	(3)(4)	0.35	(3)(4)	155
10/31/06	16.59	0.04	2.89	2.93	(0.11)	—	—	(0.11)	19.41	17.69	185,913	1.72	(3)(4)	0.24	(3)(4)	141
10/31/07	19.41	(0.01)	3.05	3.04	—	—	(0.73)	(0.73)	21.72	16.01	417,035	1.64	(4)	(0.08	)(4)	257
10/31/08	21.72	0.00	(8.05)	(8.05)	—	—	(2.74)	(2.74)	10.93	(42.15)	146,986	1.68	(4)	(0.05	)(4)	283
04/30/09(5)	10.93	0.00	(0.69)	(0.69)	—	—	—	—	10.24	(6.31)	67,128	1.72	(3)(6)	0.07	(3)(6)	65
	Class B
10/31/04	$14.33	$(0.14)	$0.26	$0.12	$—	$—	$—	$—	$14.45	0.84%	$85,871	2.37	%(3)(4)	(1.01	)%(3)(4)	62%
10/31/05	14.45	(0.05)	1.32	1.27	—	—	—	—	15.72	8.79	70,609	2.37	(3)(4)	(0.32	)(3)(4)	155
10/31/06	15.72	(0.06)	2.72	2.66	—	—	—	—	18.38	16.92	63,470	2.37	(3)(4)	(0.38	)(3)(4)	141
10/31/07	18.38	(0.14)	2.87	2.73	—	—	(0.73)	(0.73)	20.38	15.19	62,410	2.37	(3)(4)	(0.73	)(3)(4)	257
10/31/08	20.38	(0.10)	(7.45)	(7.55)	—	—	(2.74)	(2.74)	10.09	(42.52)	25,177	2.37	(3)(4)	(0.74	)(3)(4)	283
04/30/09(5)	10.09	(0.03)	(0.64)	(0.67)	—	—	—	—	9.42	(6.64)	18,286	2.37	(3)(6)	(0.58	)(3)(6)	65
	Class C†
10/31/04	$14.32	$(0.14)	$0.25	$0.11	$—	$—	$—	$—	$14.43	0.77%	$136,360	2.37	%(3)(4)	(1.01	)%(3)(4)	62%
10/31/05	14.43	(0.05)	1.33	1.28	—	—	—	—	15.71	8.87	107,862	2.37	(3)(4)	(0.32	)(3)(4)	155
10/31/06	15.71	(0.06)	2.71	2.65	—	—	—	—	18.36	16.87	103,407	2.37	(3)(4)	(0.39	)(3)(4)	141
10/31/07	18.36	(0.13)	2.87	2.74	—	—	(0.73)	(0.73)	20.37	15.27	132,755	2.31	(3)(4)	(0.68	)(3)(4)	257
10/31/08	20.37	(0.10)	(7.44)	(7.54)	—	—	(2.74)	(2.74)	10.09	(42.49)	51,372	2.35	(4)	(0.72	)(4)	283
04/30/09(5)	10.09	(0.03)	(0.64)	(0.67)	—	—	—	—	9.42	(6.64)	37,836	2.37	(3)(6)	(0.58	)(3)(6)	65

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Growth and Income A	0.04%	(0.02)%	(0.03)%	—%	—%	0.12%
Focused Growth and Income B	0.05	0.01	0.01	(0.03)	0.01	0.18
Focused Growth and Income C†	0.03	(0.02)	(0.02)	(0.00)	—	0.12

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08
Focused Growth and Income A	0.04%	0.02%	0.01%	0.02%	0.05%
Focused Growth and Income B	0.05	0.02	0.01	0.02	0.05
Focused Growth and Income C†	0.05	0.02	0.01	0.02	0.05

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED TECHNOLOGY PORTFOLIO
	Class A
10/31/04	$4.91	$(0.09)	$0.54	$0.45	$—	$—	$—	$—	$5.36	9.16%	$37,852	1.97%		(1.86)%		159%
10/31/05	5.36	(0.08)	0.93	0.85	—	—	—	—	6.21	15.86	47,847	1.97		(1.49)		97
10/31/06	6.21	(0.10)	0.14	0.04	—	—	—	—	6.25	0.64	38,400	1.97		(1.69)		96
10/31/07	6.25	(0.11)	1.65	1.54	—	—	—	—	7.79	24.64	44,561	1.97		(1.68)		117
10/31/08	7.79	(0.09)	(3.29)	(3.38)	—	—	—	—	4.41	(43.39)	21,159	1.91		(1.42)		155
04/30/09(5)	4.41	(0.02)	0.36	0.34	—	—	—	—	4.75	7.71	49,459	1.88	(6)	(1.21	)(6)	89
	Class B
10/31/04	$4.81	$(0.12)	$0.53	$0.41	$—	$—	$—	$—	$5.22	8.52%	$25,969	2.62%		(2.50)%		159%
10/31/05	5.22	(0.12)	0.91	0.79	—	—	—	—	6.01	15.13	25,217	2.62		(2.13)		97
10/31/06	6.01	(0.14)	0.14	(0.00)	—	—	—	—	6.01	0.00	21,267	2.62		(2.34)		96
10/31/07	6.01	(0.16)	1.60	1.44	—	—	—	—	7.45	23.96	14,611	2.62		(2.33)		117
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	5,947	2.56		(2.07)		155
04/30/09(5)	4.19	(0.03)	0.33	0.30	—	—	—	—	4.49	7.16	5,074	2.53	(6)	(1.80	)(6)	89
	Class C†
10/31/04	$4.81	$(0.12)	$0.53	$0.41	$—	$—	$—	$—	$5.22	8.52%	$28,495	2.62%		(2.51)%		159%
10/31/05	5.22	(0.12)	0.92	0.80	—	—	—	—	6.02	15.33	28,394	2.62		(2.13)		97
10/31/06	6.02	(0.14)	0.13	(0.01)	—	—	—	—	6.01	(0.17)	24,068	2.62		(2.34)		96
10/31/07	6.01	(0.15)	1.59	1.44	—	—	—	—	7.45	23.96	23,461	2.62		(2.33)		117
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	10,236	2.56		(2.06)		155
04/30/09(5)	4.19	(0.03)	0.34	0.31	—	—	—	—	4.50	7.40	9,777	2.53	(6)	(1.80	)(6)	89

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Technology A	0.38%	0.20%	0.15%	0.17%	0.12%	0.29%
Focused Technology B	0.43	0.25	0.22	0.23	0.23	0.45
Focused Technology C†	0.39	0.21	0.17	0.17	0.13	0.40

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(5)(6)
Focused Technology A	0.07%	0.02%	0.02%	0.00%	0.02%	0.02%
Focused Technology B	0.07	0.02	0.03	0.01	0.02	0.02
Focused Technology C†	0.07	0.01	0.03	0.01	0.02	0.02

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
	Class A
10/31/04	$11.31	$0.23	$0.98	$1.21	$(0.23)	$—	$—	$(0.23)	$12.29	10.71%	$68,541	0.95%		1.86%		43%
10/31/05	12.29	0.25	0.06	0.31	(0.25)	—	—	(0.25)	12.35	2.49	58,264	0.95		2.00		30
10/31/06	12.35	0.15	1.97	2.12	(0.17)	—	—	(0.17)	14.30	17.22	61,360	0.95	(4)(5)	1.11	(4)(5)	614
10/31/07	14.30	0.38	2.23	2.61	(0.36)	—	(1.42)	(1.78)	15.13	19.96	61,673	0.95	(5)	2.62	(5)	59
10/31/08	15.13	0.41	(4.80)	(4.39)	(0.48)	—	(2.62)	(3.10)	7.64	(35.09)	57,806	0.95	(5)	4.13	(5)	57
04/30/09(6)	7.64	0.16	(0.35)	(0.19)	(0.14)	—	—	(0.14)	7.31	(2.24)	51,618	0.95	(7)	4.87	(7)	45
	Class B
10/31/04	$11.27	$0.15	$0.98	$1.13	$(0.15)	$—	$—	$(0.15)	$12.25	10.01%	$59,128	1.60%		1.21%		43%
10/31/05	12.25	0.17	0.06	0.23	(0.17)	—	—	(0.17)	12.31	1.82	47,733	1.60		1.34		30
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	42,569	1.60	(4)(5)	0.44	(4)(5)	614
10/31/07	14.26	0.28	2.24	2.52	(0.27)	—	(1.42)	(1.69)	15.09	19.27	40,199	1.60	(5)	1.97	(5)	59
10/31/08	15.09	0.37	(4.82)	(4.45)	(0.41)	—	(2.62)	(3.03)	7.61	(35.55)	16,964	1.60	(5)	3.48	(5)	57
04/30/09(6)	7.61	0.14	(0.35)	(0.21)	(0.12)	—	—	(0.12)	7.28	(2.57)	14,044	1.60	(7)	4.22	(7)	45
	Class C†
10/31/04	$11.27	$0.15	$0.98	$1.13	$(0.15)	$—	$—	$(0.15)	$12.25	10.01%	$101,720	1.60%		1.21%		43%
10/31/05	12.25	0.17	0.06	0.23	(0.17)	—	—	(0.17)	12.31	1.82	88,859	1.60		1.35		30
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	87,655	1.60	(4)(5)	0.44	(4)(5)	614
10/31/07	14.26	0.28	2.23	2.51	(0.27)	—	(1.42)	(1.69)	15.08	19.19	89,287	1.60	(5)	1.97	(5)	59
10/31/08	15.08	0.37	(4.81)	(4.44)	(0.41)	—	(2.62)	(3.03)	7.61	(35.50)	41,457	1.60	(5)	3.49	(5)	57
04/30/09(6)	7.61	0.14	(0.35)	(0.21)	(0.12)	—	—	(0.12)	7.28	(2.57)	35,829	1.60	(7)	4.22	(7)	45

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/04	10/31/05	10/31/06	10/31/07	10/31/08	04/30/09(6)(7)
Focused Dividend Strategy A	0.13%	0.11%	0.12%	0.10%	0.14%	0.17%
Focused Dividend Strategy B	0.15	0.10	0.13	0.10	0.15	0.26
Focused Dividend Strategy C†	0.13	0.09	0.11	0.08	0.12	0.19

(4)  The ratio reflects an expense cap which is net of custody credits of (0.01)%

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	10/31/07	10/31/08
Focused Dividend Strategy A	0.01%	0.00%	0.01%
Focused Dividend Strategy B	0.01	0.00	0.01
Focused Dividend Strategy C†	0.01	0.00	0.01

(6)  Unaudited

(7)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(4)(5)		Ratio of net investment income (loss) to average net assets(4)(5)		Port- folio Turn- over
FOCUSED STARALPHA PORTFOLIO
	Class A
05/03/07-10/31/07(3)	$12.50	$(0.03)	$1.25	$1.22	$—	$—	$—	$—	$13.72	9.76%		$139,421	1.72	%(6)(7)	(0.28	)%(6)(7)	87%
10/31/08	13.72	(0.07)	(5.66)	(5.73)	—	(0.01)	—	(0.01)	7.98	(41.81	)(8)	73,921	1.72		(0.60)		155
04/30/09(10)	7.98	(0.02)	(0.40)	(0.42)	—	—	—	—	7.56	(5.26	)(9)	65,834	1.72	(6)	(0.53	)(6)	121
	Class C
05/03/07-10/31/07(3)	$12.50	$(0.11)	$1.30	$1.19	$—	$—	$—	$—	$13.69	9.52%		$10,922	2.37	%(6)(7)	(1.03	)%(6)(7)	87%
10/31/08	13.69	(0.13)	(5.64)	(5.77)	—	—	—	—	7.92	(42.15	)(8)	13,156	2.37		(1.24)		155
04/30/09(10)	7.92	(0.04)	(0.40)	(0.44)	—	—	—	—	7.48	(5.56	)(9)	9,209	2.37	(6)	(1.17	)(6)	121

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Commencement of operations

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	04/30/09(6)(10)
Focused StarALPHA Class A	0.17%	0.02%	0.11%
Focused StarALPHA Class C	0.92	0.02	0.22

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	04/30/09(6)(10)
Focused StarALPHA Class A	0.01%	0.01%	0.02%
Focused StarALPHA Class C	0.01	0.01	0.02

(6)  Annualized

(7)  Net of custody credits of 0.01%.

(8)  Total return for Class A and Class C were increased by 0.29% and 0.22%, respectively, from gains on the disposal of investments in violation of investment restrictions.

(9)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (See Note 3).

(10)  Unaudited

See Notes to Financial Statements

Focused Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	91.4%
International Equity Investment Companies	5.0
Fixed Income Investment Companies	3.9
100.3%

* Calculated as a percentage of net assets

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Domestic Equity Investment Companies—91.4%
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,475,159	$10,783,410
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	746,347	7,642,595
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	1,235,745	20,439,229
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,596,156	20,430,792
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	1,506,416	10,228,564
SunAmerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A†	2,609,997	20,514,580
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A†	2,763,015	22,850,131
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,041,981	21,359,123
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,176,574	22,092,225
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	2,150,096	10,212,955
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	1,986,425	21,552,711
Total Domestic Equity Investment Companies (cost $228,424,341)		188,106,315
Fixed Income Investment Companies—3.9%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A (cost $7,923,309)	678,309	7,956,563
International Equity Investment Companies—5.0%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $18,606,249)	1,176,733	10,225,812

		Market Value (Note 2)
Total Long-Term Investment Companies (cost $254,953,899)(1)	100.3%	$206,288,690
Liabilities in excess of other assets	(0.3)	(633,949)
NET ASSETS	100.0%	$205,654,741

† Non-income producing security

# See Note 5

@ The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	41.1%
International Equity Investment Companies	20.4
Alternative Strategies Investment Companies	19.6
Fixed Income Investment Companies	19.1
100.2%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Alternative Strategies Investment Companies—19.6%
AIG Series Trust SunAmerica Alternative Strategies Fund, Class A† (cost $84,787,762)	8,478,776	$78,428,680
Domestic Equity Investment Companies—41.1%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,571,445	20,114,499
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	2,858,676	19,410,412
SunAmerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A†	1,318,790	10,365,691
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A†	1,440,556	11,913,398
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,051,764	21,461,456
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,867,408	18,954,194
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A†	5,576,225	42,156,258
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	4,372,365	20,768,732
Total Domestic Equity Investment Companies (cost $264,074,595)		165,144,640
Fixed Income Investment Companies—19.1%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	3,162,314	37,093,946
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	13,873,023	39,676,847
Total Fixed Income Investment Companies (cost $83,282,471)		76,770,793
International Equity Investment Companies—20.4%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	4,781,138	41,548,092
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	6,633,783	40,267,062
Total International Equity Investment Companies (cost $109,253,767)		81,815,154

		Market Value (Note 2)
Total Long-Term Investment Companies (cost $541,398,595)(1)	100.2%	$402,159,267
Liabilities in excess of other assets	(0.2)	(620,200)
NET ASSETS	100.0%	$401,539,067

† Non-income producing security

# See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.9%
Fixed Income Investment Companies	24.6
Alternative Strategies Investment Companies	24.6
International Equity Investment Companies	5.1
100.2%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Alternative Strategies Investment Companies—24.6%
AIG Series Trust SunAmerica Alternative Strategies Fund, Class A† (cost $55,580,053)	5,558,005	$51,411,549
Domestic Equity Investment Companies—45.9%
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	2,362,330	17,268,629
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	1,463,186	14,983,026
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	651,306	10,772,608
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,599,133	20,468,902
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,067,250	20,982,584
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	1,031,535	11,192,160
Total Domestic Equity Investment Companies (cost $126,324,536)		95,667,909
Fixed Income Investment Companies—24.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A (cost $49,499,787)	4,385,085	51,437,046
International Equity Investment Companies—5.1%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $20,345,995)	1,218,155	10,585,770
Total Long-Term Investment Companies (cost $251,750,371)(1)	100.2%	209,102,274
Liabilities in excess of other assets	(0.2)	(483,127)
NET ASSETS	100.0%	$208,619,147

† Non-income producing security

# See Note 5

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Fixed Income and Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	68.1%
Domestic Equity Investment Companies	32.1
100.2%

* Calculated as a percentage of net assets

Focused Fixed Income and Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Domestic Equity Investment Companies—32.1%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A† (cost $16,946,434)	1,459,390	$11,032,992
Fixed Income Investment Companies—68.1%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	869,425	10,198,358
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,341,425	13,199,624
Total Fixed Income Investment Companies (cost $22,680,691)		23,397,982
Total Long-Term Investment Companies (cost $39,627,125)(1)	100.2%	34,430,974
Liabilities in excess of other assets	(0.2)	(85,457)
NET ASSETS	100.0%	$34,345,517

† Non-income producing security

# See Note 5

@ The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Fixed Income Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	88.4%
Domestic Equity Investment Companies	11.9
100.3%

* Calculated as a percentage of net assets

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Domestic Equity Investment Companies—11.9%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A† (cost $3,456,167)	358,953	$2,713,688
Fixed Income Investment Companies—88.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	738,558	8,663,285
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	834,674	2,387,167
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	917,602	9,029,206
Total Fixed Income Investment Companies (cost $19,639,038)		20,079,658
Total Long-Term Investment Companies (cost $23,095,205)(1)	100.3%	22,793,346
Liabilities in excess of other assets	(0.3)	(72,133)
NET ASSETS	100.0%	$22,721,213

† Non-income producing security

# See Note 5

@ The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Computers	8.9%
Sector Fund - Financial Services	5.0
Medical-Biomedical/Gene	4.7
Retail-Drug Store	4.7
Beverages-Non-alcoholic	4.1
Web Portals/ISP	4.1
Medical Products	3.9
Repurchase Agreement	3.5
Electronic Components-Semiconductors	3.3
Wireless Equipment	3.2
Electronics-Military	3.1
Commercial Services-Finance	3.0
Oil Companies-Exploration & Production	2.9
Retail-Office Supplies	2.8
Instruments-Scientific	2.8
Agricultural Chemicals	2.7
Medical-HMO	2.7
Networking Products	2.7
Applications Software	2.3
Aerospace/Defense-Equipment	2.2
Enterprise Software/Service	2.1
Index Fund-Small Cap	2.1
X-Ray Equipment	1.9
Oil Companies-Integrated	1.8
Retail-Discount	1.7
Multimedia	1.7
Medical-Generic Drugs	1.6
Cosmetics & Toiletries	1.5
Finance-Investment Banker/Broker	1.5
Oil-Field Services	1.4
Transport-Rail	1.3
Oil & Gas Drilling	1.2
Medical-Drugs	1.1
Data Processing/Management	1.1
Retail-Restaurants	1.1
Telephone-Integrated	1.0
Medical Instruments	0.9
Telecom Equipment-Fiber Optics	0.8
Internet Security	0.7
Semiconductor Equipment	0.7
Electronic Measurement Instruments	0.5
100.3%

* Calculated as a percentage of net assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—89.7%
Aerospace/Defense-Equipment—2.2%
United Technologies Corp.	166,191	$8,116,768
Agricultural Chemicals—2.7%
Monsanto Co.	118,601	10,068,039
Applications Software—2.3%
Microsoft Corp.	426,500	8,640,890
Beverages-Non-alcoholic—4.1%
PepsiCo, Inc.	304,160	15,135,002
Commercial Services-Finance—3.0%
Visa, Inc., Class A	174,158	11,313,304
Computers—8.9%
Apple, Inc.†	79,500	10,003,485
Hewlett-Packard Co.	337,417	12,140,264
International Business Machines Corp.	62,800	6,481,588
Research In Motion, Ltd.†	65,965	4,584,567
		33,209,904
Cosmetics & Toiletries—1.5%
The Procter & Gamble Co.	112,417	5,557,896
Data Processing/Management—1.1%
Fiserv, Inc.†	109,700	4,094,004
Electronic Components- Semiconductors—3.3%
Broadcom Corp., Class A†	140,274	3,252,954
Intel Corp.	573,126	9,043,928
		12,296,882
Electronic Measurement Instruments—0.5%
Agilent Technologies, Inc.†	102,361	1,869,112
Electronics-Military—3.1%
L-3 Communications Holdings, Inc.	149,652	11,396,000
Enterprise Software/Service—2.1%
Oracle Corp.	398,400	7,705,056
Finance-Investment Banker/Broker—1.5%
The Charles Schwab Corp.	295,800	5,466,384
Instruments-Scientific—2.8%
Thermo Fisher Scientific, Inc.†	292,636	10,265,671
Internet Security—0.7%
Symantec Corp.†	155,100	2,675,475
Medical Instruments—0.9%
Medtronic, Inc.	109,400	3,500,800
Medical Products—3.9%
Baxter International, Inc.	75,300	3,652,050
Johnson & Johnson	66,500	3,481,940
Zimmer Holdings, Inc.†	165,879	7,297,017
		14,431,007

Security Description	Shares	Market Value (Note 2)
Medical-Biomedical/Gene—4.7%
Amgen, Inc.†	65,600	$3,179,632
Celgene Corp.†	103,600	4,425,792
Gilead Sciences, Inc.†	217,000	9,938,600
		17,544,024
Medical-Drugs—1.1%
Abbott Laboratories	98,900	4,138,965
Medical-Generic Drugs—1.6%
Mylan, Inc.†	442,592	5,864,344
Medical-HMO—2.7%
UnitedHealth Group, Inc.	425,767	10,014,040
Multimedia—1.7%
Time Warner, Inc.	286,994	6,265,079
Networking Products—2.7%
Cisco Systems, Inc.†	511,400	9,880,248
Oil & Gas Drilling—1.2%
Transocean, Ltd.†	65,896	4,446,662
Oil Companies-Exploration & Production—2.9%
XTO Energy, Inc.	313,140	10,853,432
Oil Companies-Integrated—1.8%
Exxon Mobil Corp.	101,200	6,747,004
Oil-Field Services—1.4%
Schlumberger, Ltd.	109,223	5,350,835
Retail-Discount—1.7%
Wal-Mart Stores, Inc.	127,800	6,441,120
Retail-Drug Store—4.7%
CVS Caremark Corp.	546,536	17,368,914
Retail-Office Supplies—2.8%
Staples, Inc.	498,045	10,269,688
Retail-Restaurants—1.1%
McDonald's Corp.	76,400	4,071,356
Semiconductor Equipment—0.7%
ASML Holding NV	115,600	2,444,940
Telecom Equipment-Fiber Optics—0.8%
Corning, Inc.	192,815	2,818,955
Telephone-Integrated—1.0%
AT&T, Inc.	143,500	3,676,470
Transport-Rail—1.3%
Union Pacific Corp.	101,100	4,968,054
Web Portals/ISP—4.1%
Google, Inc., Class A†	38,105	15,088,437
Wireless Equipment—3.2%
QUALCOMM, Inc.	281,000	11,891,920
X-Ray Equipment—1.9%
Hologic, Inc.†	473,332	7,033,714
Total Common Stock (cost $407,329,303)		332,920,395

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
EXCHANGE-TRADED FUNDS—7.1%
Index Fund-Small Cap—2.1%
iShares Russell 1000 Growth Index Fund	197,629	$7,636,385
Sector Fund-Financial Services—5.0%
Financial Select Sector SPDR Fund	1,716,700	18,574,694
Total Exchange-Traded Funds (cost $22,028,306)		26,211,079
Total Long-Term Investment Securities (cost $429,357,609)		359,131,474
REPURCHASE AGREEMENT—3.5%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $13,035,000)	$13,035,000	13,035,000
TOTAL INVESTMENTS (cost $442,392,609)(2)	100.3%	372,166,474
Liabilities in excess of other assets	(0.3)	(1,180,971)
NET ASSETS	100.0%	$370,985,503

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Growth Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Computers	16.4%
Medical-Biomedical/Gene	11.4
Retail-Drug Store	6.9
Diversified Banking Institutions	5.9
Networking Products	5.2
Enterprise Software/Service	5.1
Retail-Restaurants	5.0
Web Portals/ISP	4.9
Engineering/R&D Services	4.6
Medical Instruments	4.1
U.S. Government Agencies	3.8
Brewery	3.7
Agricultural Operations	2.9
Diversified Minerals	2.6
Agricultural Chemicals	2.6
Telecom Equipment-Fiber Optics	2.2
Finance-Other Services	1.8
Medical-HMO	1.8
Oil Companies-Integrated	1.7
Transport-Services	1.5
Multimedia	1.4
Entertainment Software	1.1
Insurance-Multi-line	1.0
Soap & Cleaning Preparation	1.0
Retail-Regional Department Stores	0.9
99.5%

* Calculated as a percentage of net assets

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—95.7%
Agricultural Chemicals—2.6%
Monsanto Co.	51,345	$4,358,677
Agricultural Operations—2.9%
Bunge, Ltd.	101,950	4,894,620
Brewery—3.7%
Anheuser-Busch InBev NV	200,845	6,195,680
Computers—16.4%
Apple, Inc.†	135,593	17,061,667
Research In Motion, Ltd.†	153,855	10,692,923
		27,754,590
Diversified Banking Institutions—5.9%
JPMorgan Chase & Co.	180,940	5,971,020
The Goldman Sachs Group, Inc.	31,095	3,995,707
		9,966,727
Diversified Minerals—2.6%
Cia Vale do Rio Doce ADR	267,265	4,412,545
Engineering/R&D Services—4.6%
ABB, Ltd. ADR	541,430	7,699,135
Enterprise Software/Service—5.1%
Oracle Corp.	449,390	8,691,203
Entertainment Software—1.1%
Electronic Arts, Inc.†	88,115	1,793,140
Finance-Other Services—1.8%
CME Group, Inc.	13,975	3,093,366
Insurance-Multi-line—1.0%
ACE, Ltd.	37,695	1,746,032
Medical Instruments—4.1%
Intuitive Surgical, Inc.†	48,433	6,961,275
Medical-Biomedical/Gene—11.4%
Celgene Corp.†	245,433	10,484,898
Gilead Sciences, Inc.†	193,747	8,873,612
		19,358,510
Medical-HMO—1.8%
UnitedHealth Group, Inc.	130,840	3,077,357
Multimedia—1.4%
News Corp., Class A	289,135	2,388,255
Networking Products—5.2%
Cisco Systems, Inc.†	456,945	8,828,177
Oil Companies-Integrated—1.7%
Petroleo Brasileiro SA ADR	87,875	2,949,964
Retail-Drug Store—6.9%
CVS Caremark Corp.	364,963	11,598,524
Retail-Regional Department Stores—0.9%
Kohl's Corp.†	31,645	1,435,101
Retail-Restaurants—5.0%
Chipotle Mexican Grill, Inc., Class A†	104,110	8,442,280
Soap & Cleaning Preparation—1.0%
Reckitt Benckiser Group PLC	42,850	1,690,614
Telecom Equipment-Fiber Optics—2.2%
Corning, Inc.	249,875	3,653,173

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Transport-Services—1.5%
United Parcel Service, Inc., Class B	49,115	$2,570,679
Web Portals/ISP—4.9%
Google, Inc., Class A†	21,010	8,319,330
Total Long-Term Investment Securities (cost $189,629,144)		161,878,954
SHORT-TERM INVESTMENT SECURITIES—3.8%
U.S. Government Agencies—3.8%
Federal Home Loan Bank Disc. Notes 0.00% due 05/01/09 (cost $6,400,000)	$6,400,000	6,400,000
TOTAL INVESTMENTS (cost $196,029,144)(1)	99.5%	168,278,954
Other assets less liabilities	0.5	891,346
NET ASSETS	100.0%	$169,170,300

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Distribution/Wholesale	4.2%
Mid-Cap Equity Funds	3.9
Medical Products	3.9
Broadcast Services/Program	3.0
Real Estate Investment Trusts	2.8
Transactional Software	2.8
Patient Monitoring Equipment	2.5
Dialysis Centers	2.5
Internet Security	2.5
Retail-Auto Parts	2.4
Metal Processors & Fabrication	2.3
Data Processing/Management	2.3
Wireless Equipment	2.3
Pipelines	2.3
Schools	2.3
Steel Pipe & Tube	2.3
Superconductor Product & Systems	2.2
Electronic Components-Semiconductors	2.2
Applications Software	2.2
Banks-Fiduciary	2.1
Consumer Products-Misc.	2.1
Internet Infrastructure Software	2.1
Retail-Restaurants	2.1
Electric-Transmission	2.1
Electric-Integrated	2.0
Computer Services	2.0
Diversified Manufacturing Operations	2.0
Time Deposit	2.0
Enterprise Software/Service	2.0
Hazardous Waste Disposal	1.9
Entertainment Software	1.9
Instruments-Scientific	1.9
Tools-Hand Held	1.8
Oil-Field Services	1.8
Industrial Gases	1.7
Instruments-Controls	1.7
Oil Companies-Exploration & Production	1.7
Chemicals-Diversified	1.6
Soap & Cleaning Preparation	1.6
Beverages-Wine/Spirits	1.5
Electronic Measurement Instruments	1.4
Food-Confectionery	1.4
Food-Baking	1.3
Therapeutics	1.3
Retail-Apparel/Shoe	1.1
Private Corrections	1.0
Cellular Telecom	0.9
Consulting Services	0.7
Quarrying	0.2
99.8%

* Calculated as a percentage of net assets

Focused Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—93.9%
Applications Software—2.2%
Check Point Software Technologies, Ltd.†	34,350	$795,889
Banks-Fiduciary—2.1%
Northern Trust Corp.	14,150	769,194
Beverages-Wine/Spirits—1.5%
Central European Distribution Corp.†	24,650	552,160
Broadcast Services/Program—3.0%
Discovery Communications, Inc., Class A†	57,525	1,092,400
Cellular Telecom—0.9%
NII Holdings, Inc.†	20,200	326,432
Chemicals-Diversified—1.6%
FMC Corp.	12,450	606,689
Computer Services—2.0%
IHS, Inc., Class A†	18,150	750,684
Consulting Services—0.7%
Hill International, Inc.†	66,200	267,448
Consumer Products-Misc.—2.1%
Tupperware Brands Corp.	30,500	763,415
Data Processing/Management—2.3%
Fiserv, Inc.†	22,850	852,762
Dialysis Centers—2.5%
DaVita, Inc.†	19,850	920,444
Distribution/Wholesale—4.2%
Genuine Parts Co.	16,950	575,622
LKQ Corp.†	57,850	982,293
		1,557,915
Diversified Manufacturing Operations—2.0%
Eaton Corp.	16,900	740,220
Electric-Integrated—2.0%
Northeast Utilities	35,900	754,618
Electric-Transmission—2.1%
ITC Holdings Corp.	17,350	755,245
Electronic Components- Semiconductors—2.2%
Microchip Technology, Inc.	35,200	809,600
Electronic Measurement Instruments—1.4%
Itron, Inc.†	11,300	519,800
Enterprise Software/Service—2.0%
Sybase, Inc.†	21,650	735,234
Entertainment Software—1.9%
Activision Blizzard, Inc.†	65,350	703,820
Food-Baking—1.3%
Flowers Foods, Inc.	21,050	486,255
Food-Confectionery—1.4%
The J.M. Smucker Co.	12,750	502,350

Security Description	Shares	Market Value (Note 2)
Hazardous Waste Disposal—1.9%
Stericycle, Inc.†	15,200	$715,616
Industrial Gases—1.7%
Airgas, Inc.	14,900	642,488
Instruments-Controls—1.7%
Mettler-Toledo International, Inc.†	10,300	634,789
Instruments-Scientific—1.9%
Thermo Fisher Scientific, Inc.†	19,500	684,060
Internet Infrastructure Software—2.1%
Akamai Technologies, Inc.†	34,600	761,892
Internet Security—2.5%
McAfee, Inc.†	24,250	910,345
Medical Products—3.9%
Haemonetics Corp.†	11,250	580,838
West Pharmaceutical Services, Inc.	25,950	847,267
		1,428,105
Metal Processors & Fabrication—2.3%
Kaydon Corp.	26,950	861,322
Oil Companies-Exploration &
Production—1.7%
Southwestern Energy Co.†	17,650	632,929
Oil-Field Services—1.8%
Oceaneering International, Inc.†	14,150	644,816
Patient Monitoring Equipment—2.5%
Masimo Corp.†	32,050	926,245
Pipelines—2.3%
Enbridge, Inc.	27,100	836,035
Private Corrections—1.0%
Corrections Corp. of America†	26,300	371,619
Quarrying—0.2%
Compass Minerals International, Inc.	1,400	67,508
Real Estate Investment Trusts—2.8%
Corporate Office Properties Trust	34,350	1,049,736
Retail-Apparel/Shoe—1.1%
Guess?, Inc.	15,350	399,714
Retail-Auto Parts—2.4%
O'Reilly Automotive, Inc.†	22,850	887,722
Retail-Restaurants—2.1%
Burger King Holdings, Inc.	46,250	755,725
Schools—2.3%
New Oriental Education & Technology Group, Inc. ADR†	15,750	834,435
Soap & Cleaning Preparation—1.6%
Church & Dwight Co., Inc.	10,750	584,908
Steel Pipe & Tube—2.3%
Valmont Industries, Inc.	13,050	832,329

Focused Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Superconductor Product & Systems—2.2%
American Superconductor Corp.†	32,150	$826,255
Therapeutics—1.3%
BioMarin Pharmaceutical, Inc.†	36,450	468,747
Tools-Hand Held—1.8%
Snap-On, Inc.	19,950	676,704
Transactional Software—2.8%
Solera Holdings, Inc.†	45,800	1,045,156
Wireless Equipment—2.3%
American Tower Corp., Class A†	26,650	846,404
Total Common Stock (cost $40,360,812)		34,588,178
EXCHANGE-TRADED FUNDS—3.9%
Mid-Cap Equity Funds—3.9%
Midcap SPDR Trust Series 1 (cost $1,222,078)	14,100	1,434,534
Total Long-Term Investment Securities (cost $41,582,890)		36,022,712
SHORT-TERM INVESTMENT SECURITIES—2.0%
Time Deposit—2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $738,000)	$738,000	738,000
TOTAL INVESTMENTS (cost $42,320,890)(1)	99.8%	36,760,712
Other assets less liabilities	0.2	61,872
NET ASSETS	100.0%	$36,822,584

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Medical Instruments	7.0%
Racetracks	5.7
Oil-Field Services	5.5
Insurance-Property/Casualty	4.9
Hotels/Motels	4.8
Medical-HMO	4.3
Transport-Services	4.3
Commercial Services-Finance	4.2
Soap & Cleaning Preparation	4.1
Food-Misc.	4.1
Transport-Rail	3.8
Schools	3.6
Decision Support Software	3.5
Distribution/Wholesale	3.4
Oil Companies-Exploration & Production	3.1
Retail-Sporting Goods	3.0
Veterinary Diagnostics	3.0
Oil & Gas Drilling	3.0
Engineering/R&D Services	2.9
Auction Houses/Art Dealers	2.9
Apparel Manufacturers	2.6
Retail-Catalog Shopping	2.4
Commercial Services	2.4
Food-Retail	2.0
Casino Hotels	1.6
Finance-Investment Banker/Broker	1.6
Retail-Automobile	1.5
Medical-Biomedical/Gene	1.2
Consulting Services	1.2
Retail-Apparel/Shoe	1.0
Computer Aided Design	0.7
Retail-Restaurants	0.6
Computer Services	0.2
Internet Content-Information/News	0.2
100.3%

* Calculated as a percentage of net assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—100.3%
Apparel Manufacturers—2.6%
Under Armour, Inc., Class A†	140,000	$3,295,600
Auction House/Art Dealers—2.9%
Ritchie Bros. Auctioneers, Inc.	160,300	3,590,720
Casino Hotels—1.6%
Wynn Resorts, Ltd.†	50,000	1,961,500
Commercial Services—2.4%
CoStar Group, Inc.†	80,000	2,964,000
Commercial Services-Finance—4.2%
Bankrate, Inc.†	75,000	1,875,000
Morningstar, Inc.†	66,667	2,644,680
Riskmetrics Group, Inc.†	42,100	732,119
		5,251,799
Computer Aided Design—0.7%
ANSYS, Inc.†	30,000	828,600
Computer Services—0.2%
IHS, Inc., Class A†	7,000	289,520
Consulting Services—1.2%
Gartner, Inc.†	110,000	1,486,100
Decision Support Software—3.5%
MSCI, Inc., Class A†	209,000	4,386,910
Distribution/Wholesale—3.4%
LKQ Corp.†	251,000	4,261,980
Engineering/R&D Services—2.9%
Aecom Technology Corp.†	140,000	3,602,200
Finance-Investment Banker/ Broker—1.6%
Jefferies Group, Inc.	100,000	1,957,000
Food-Misc.—4.1%
Ralcorp Holdings, Inc.†	90,000	5,144,400
Food-Retail—2.0%
Whole Foods Market, Inc.	120,000	2,487,600
Hotel/Motels—4.8%
Choice Hotels International, Inc.	200,000	5,986,000
Insurance-Property/Casualty—4.9%
Arch Capital Group, Ltd.†	105,000	6,066,900
Internet Content-Information/ News—0.2%
WebMD Health Corp., Class A†	8,021	207,022
Medical Instruments—7.0%
Edwards Lifesciences Corp.†	123,000	7,795,740
Techne Corp.	17,194	983,841
		8,779,581
Medical-Biomedical/Gene—1.2%
Charles River Laboratories International, Inc.†	55,000	1,520,750
Medical-HMO—4.3%
AMERIGROUP Corp.†	180,000	5,376,600
Oil & Gas Drilling—3.0%
Helmerich & Payne, Inc.	120,000	3,698,400

Security Description	Shares	Market Value (Note 2)
Oil Companies-Exploration & Production—3.1%
Encore Acquisition Co.†	135,000	$3,940,650
Oil-Field Services—5.5%
Core Laboratories NV	35,000	2,913,050
SEACOR Holdings, Inc.†	60,000	3,943,200
		6,856,250
Racetracks—5.7%
Penn National Gaming, Inc.†	208,000	7,076,160
Retail-Apparel/Shoe—1.0%
J Crew Group, Inc.†	72,000	1,239,120
Retail-Automobile—1.5%
Penske Auto Group, Inc.	140,000	1,855,000
Retail-Catalog Shopping—2.4%
MSC Industrial Direct Co., Inc., Class A	75,000	3,063,750
Retail-Restaurants—0.6%
Sonic Corp.†	75,000	819,000
Retail-Sporting Goods—3.0%
Dick's Sporting Goods, Inc.†	200,000	3,800,000
Schools—3.6%
DeVry, Inc.	105,000	4,468,800
Soap & Cleaning Preparation—4.1%
Church & Dwight Co., Inc.	95,000	5,168,950
Transport-Rail—3.8%
Genesee & Wyoming, Inc., Class A†	159,000	4,770,000
Transport-Services—4.3%
C.H. Robinson Worldwide, Inc.	100,000	5,316,000
Veterinary Diagnostics—3.0%
VCA Antech, Inc.†	151,000	3,778,020
Total Long-Term Investment Securities (cost $123,305,174)		125,294,882
TOTAL INVESTMENTS (cost $123,305,174)(1)	100.3%	125,294,882
Liabilities in excess of other assets	(0.3)	(387,962)
NET ASSETS	100.0%	$124,906,920

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Large-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Oil Companies-Integrated	14.5%
Diversified Banking Institutions	12.8
Medical-Drugs	9.3
Telephone-Integrated	8.0
Diversified Manufacturing Operations	5.8
Food-Misc.	5.8
Retail-Drug Store	4.5
Medical Products	3.7
Oil Companies-Exploration & Production	3.7
Retail-Discount	3.6
Cosmetics & Toiletries	3.5
Aerospace/Defense-Equipment	3.5
Medical-HMO	3.4
Insurance-Multi-line	3.3
Multimedia	3.1
Computers	2.9
Insurance-Property/Casualty	2.9
Applications Software	2.9
Banks-Super Regional	2.9
Repurchase Agreement	0.2
100.3%

* Calculated as a percentage of net assets

Focused Large-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—100.1%
Aerospace/Defense-Equipment—3.5%
United Technologies Corp.	50,000	$2,442,000
Applications Software—2.9%
Microsoft Corp.	100,000	2,026,000
Banks-Super Regional—2.9%
Wells Fargo & Co.	100,000	2,001,000
Computers—2.9%
International Business Machines Corp.	20,000	2,064,200
Cosmetics & Toiletries—3.5%
The Procter & Gamble Co.	50,000	2,472,000
Diversified Banking Institutions—12.8%
Bank of America Corp.	300,000	2,679,000
Citigroup, Inc.	200,000	610,000
JPMorgan Chase & Co.	100,000	3,300,000
Morgan Stanley	100,000	2,364,000
		8,953,000
Diversified Manufacturing Operations—5.8%
General Electric Co.	200,000	2,530,000
Honeywell International, Inc.	50,000	1,560,500
		4,090,500
Food-Misc.—5.8%
H.J. Heinz Co.	50,000	1,721,000
Kraft Foods, Inc., Class A	100,000	2,340,000
		4,061,000
Insurance-Multi-line—3.3%
The Allstate Corp.	100,000	2,333,000
Insurance-Property/Casualty—2.9%
The Travelers Cos., Inc.	50,000	2,057,000
Medical Products—3.7%
Johnson & Johnson	50,000	2,618,000
Medical-Drugs—9.3%
Abbott Laboratories	50,000	2,092,500
Merck & Co., Inc.	100,000	2,424,000
Pfizer, Inc.	150,000	2,004,000
		6,520,500
Medical-HMO—3.4%
UnitedHealth Group, Inc.	100,000	2,352,000
Multimedia—3.1%
Time Warner, Inc.	100,001	2,183,022
Oil Companies-Exploration & Production—3.7%
Devon Energy Corp.	50,000	2,592,500
Oil Companies-Integrated—14.5%
Chevron Corp.	50,000	3,305,000
ConocoPhillips	50,000	2,050,000
Exxon Mobil Corp.	50,000	3,333,500
Marathon Oil Corp.	50,000	1,485,000
		10,173,500

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Retail-Discount—3.6%
Wal-Mart Stores, Inc.	50,000	$2,520,000
Retail-Drug Store—4.5%
CVS Caremark Corp.	100,000	3,178,000
Telephone-Integrated—8.0%
AT&T, Inc.	100,000	2,562,000
Verizon Communications, Inc.	100,000	3,034,000
		5,596,000
Total Long-Term Investment Securities (cost $79,714,167)		70,233,222
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $121,000)	$121,000	121,000
TOTAL INVESTMENTS (cost $79,835,167)(2)	100.3%	70,354,222
Liabilities in excess of other assets	(0.3)	(192,279)
NET ASSETS	100.0%	$70,161,943

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Value Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Finance-Other Services	16.7%
Oil Companies-Exploration & Production	11.3
Transport-Rail	7.9
Commercial Services-Finance	7.7
Oil Companies-Integrated	6.2
Banks-Fiduciary	6.0
Diversified Financial Services	5.7
Diversified Minerals	4.1
Airport Development/Maintenance	4.1
Data Processing/Management	3.9
Public Thoroughfares	3.0
Retail-Major Department Stores	3.0
Metal-Copper	3.0
Independent Power Producers	2.9
Agricultural Chemicals	2.0
Metal-Diversified	1.9
Insurance-Reinsurance	1.9
Decision Support Software	1.6
Repurchase Agreement	1.5
Diversified Operations	1.4
Computer Services	1.3
Banks-Commercial	1.1
Precious Metals	0.7
Finance-Investment Banker/Broker	0.6
Investment Companies	0.5
Investment Management/Advisor Services	0.2
Oil-U.S. Royalty Trusts	0.2
100.4%

* Calculated as a percentage of net assets

Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—98.9%
Agricultural Chemicals—2.0%
Potash Corp. of Saskatchewan, Inc.	49,435	$4,275,633
Airport Development/Maintenance—4.1%
Beijing Capital International Airport Co., Ltd.	13,476,000	8,607, 196
Banks-Commercial—1.1%
HDFC Bank, Ltd.	16,180	1,197,644
ICICI Bank, Ltd. ADR	58,285	1,202,419
		2,400,063
Banks-Fiduciary—6.0%
Northern Trust Corp.	66,805	3,631,520
State Street Corp.	155,500	5,307,215
The Bank of New York Mellon Corp.	145,170	3,698,931
		12,637,666
Commercial Services-Finance—7.7%
Mastercard, Inc., Class A	44,550	8,172,697
Visa, Inc., Class A	123,385	8,015,090
		16,187,787
Computer Services—1.3%
Computershare, Ltd.	425,875	2,828,873
Data Processing/Management—3.9%
Broadridge Financial Solutions, Inc.	422,705	8,179,342
Decision Support Software—1.6%
MSCI, Inc., Class A†	163,810	3,438,372
Diversified Financial Services—5.7%
IntercontinentalExchange, Inc.†	135,640	11,882,064
Diversified Minerals—4.1%
Anglo American PLC ADR	369,640	3,981,023
BHP Billiton, Ltd. ADR	96,910	4,665,247
		8,646,270
Diversified Operations—1.4%
Icahn Enterprises LP	99,964	2,916,949
Finance-Investment Banker/Broker—0.6%
LaBranche & Co., Inc.†	308,510	1,289,572
Finance-Other Services—16.7%
CME Group, Inc.	35,570	7,873,419
Hong Kong Exchanges & Clearing, Ltd.	711,000	8,288,830
NYSE Euronext	310,015	7,183,048
Singapore Exchange, Ltd.	1,138,150	4,820,129
The NASDAQ OMX Group, Inc.†	357,745	6,879,436
		35,044,862
Independent Power Producers—2.9%
Calpine Corp.†	743,470	6,029,542
Insurance-Reinsurance—1.9%
Berkshire Hathaway, Inc., Class B†	1,273	3,901,745

Security Description	Market Value Shares	(Note 2)
Investment Companies—0.5%
Urbana Corp., Class A†	1,024,780	$1,133,587
Investment Management/ Advisor Services—0.2%
U.S. Global Investors, Inc., Class A	69,980	386,290
Metal-Copper—3.0%
Freeport-McMoRan Copper & Gold, Inc.	145,295	6,196,832
Metal-Diversified—1.9%
Rio Tinto PLC ADR	24,450	3,984,127
Oil Companies-Exploration & Production—11.3%
Canadian Natural Resources, Ltd.	155,755	7,180,158
Canadian Oil Sands Trust	306,945	6,337,991
CNOOC, Ltd. ADR	22,200	2,471,970
EnCana Corp.	170,550	7,799,252
		23,789,371
Oil Companies-Integrated—6.2%
China Petroleum & Chemical Corp. ADR	35,050	2,719,880
PetroChina Co., Ltd. ADR	25,765	2,239,236
Suncor Energy, Inc.	316,175	8,018,198
		12,977,314
Oil-U.S. Royalty Trusts—0.2%
Texas Pacific Land Trust	12,980	350,460
Precious Metals—0.7%
Franco-Nevada Corp.	72,500	1,542,592
Public Thoroughfares—3.0%
Anhui Expressway Co., Ltd.	2,624,000	1,320,456
Jiangsu Expressway Co., Ltd.	1,355,817	965,685
Shenzhen Expressway Co., Ltd.	2,722,183	1,032,667
Sichuan Expressway Co., Ltd.	5,778,020	1,461,271
Zhejiang Expressway Co., Ltd.	1,752,006	1,505,585
		6,285,664
Retail-Major Department Stores—3.0%
Sears Holdings Corp.†	99,985	6,246,063
Transport-Rail—7.9%
Burlington Northern Santa Fe Corp.	54,855	3,701,615
CSX Corp.	120,630	3,569,442
Guangshen Railway Co., Ltd. ADR	61,120	1,366,032
Norfolk Southern Corp.	101,145	3,608,854
Union Pacific Corp.	86,445	4,247,907
		16,493,850
Total Long-Term Investment Securities (cost $240,939,414)		207,652,086

Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENT—1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/30/09, to be repurchased 05/01/09 in the amount of $3,197,001 and collateralized by $3,260,000 of Federal Home Loan Bank Notes, bearing interest at 1.27% due 04/01/11 and having an approximate value of $3,264,075 (cost $3,197,000)	$3,197,000	$3,197,000
TOTAL INVESTMENTS (cost $244,136,414)(1)	100.4%	210,849,086
Liabilities in excess of other assets	(0.4)	(872,592)
NET ASSETS	100.0%	$209,976,494

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Mid-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Diversified Manufacturing Operations	13.9%
Chemicals-Specialty	8.2
Retail-Apparel/Shoe	7.7
Electronic Components-Misc.	6.2
Consulting Services	5.6
Telecommunication Equipment	4.7
Computer Services	4.6
Instruments-Scientific	3.8
Machine Tools & Related Products	3.3
Internet Telephone	3.3
Gas-Distribution	3.0
Identification Systems	2.7
Medical Information Systems	2.7
Time Deposit	2.6
Distribution/Wholesale	2.5
Machinery-General Industrial	2.4
Apparel Manufacturers	2.3
Consumer Products-Misc.	2.2
Tools-Hand Held	2.0
Paper & Related Products	2.0
Building Products-Cement	1.9
Human Resources	1.5
Semiconductor Equipment	1.5
Medical-Biomedical/Gene	1.4
Metal-Aluminum	1.4
Building Products-Doors & Windows	1.2
Industrial Automated/Robotic	1.1
Home Furnishings	1.0
Aerospace/Defense	1.0
Chemicals-Diversified	0.7
98.4%

* Calculated as a percentage of net assets

Focused Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—95.8%
Aerospace/Defense—1.0%
Esterline Technologies Corp.†	15,000	$395,250
Apparel Manufacturers—2.3%
Maidenform Brands, Inc.†	73,000	930,750
Building Products-Cement—1.9%
Martin Marietta Materials, Inc.	9,000	756,270
Building Products-Doors & Windows—1.2%
Quanex Building Products Corp.	49,000	502,250
Chemicals-Diversified—0.7%
Solutia, Inc.†	77,000	289,520
Chemicals-Specialty—8.2%
Ashland, Inc.	47,000	1,032,120
Cytec Industries, Inc.	42,000	834,120
Eastman Chemical Co.	23,000	912,640
OM Group, Inc.†	20,500	571,130
		3,350,010
Computer Services—4.6%
Cognizant Technology Solutions Corp., Class A†	54,000	1,338,660
Tier Technologies, Inc., Class B†	85,000	534,650
		1,873,310
Consulting Services—5.6%
Genpact, Ltd.†	50,500	452,480
LECG Corp.†	215,000	625,650
Stantec, Inc.†	54,000	1,190,160
		2,268,290
Consumer Products-Misc.—2.2%
CSS Industries, Inc.	45,000	893,700
Distribution/Wholesale—2.5%
WESCO International, Inc.†	38,500	1,001,000
Diversified Manufacturing Operations—13.9%
Acuity Brands, Inc.	26,000	747,240
Barnes Group, Inc.	68,500	969,960
Carlisle Cos., Inc.	35,000	796,250
Crane Co.	65,000	1,500,850
Federal Signal Corp.	90,000	699,300
Leggett & Platt, Inc.	32,000	459,520
Lydall, Inc.†	115,000	493,350
		5,666,470
Electronic Components-Misc.—6.2%
Flextronics International, Ltd.†	375,000	1,455,000
Vishay Intertechnology, Inc.†	180,000	1,056,600
		2,511,600

Security Description	Shares	Market Value (Note 2)
Gas-Distribution—3.0%
Southern Union Co.	76,000	$1,209,160
Home Furnishings—1.0%
Ethan Allen Interiors, Inc.	30,500	410,225
Human Resources—1.5%
MPS Group, Inc.†	78,000	627,120
Identification Systems—2.7%
Checkpoint Systems, Inc.†	91,000	1,105,650
Industrial Automated/Robotic—1.1%
Rockwell Automation, Inc.	14,000	442,260
Instruments-Scientific—3.8%
Thermo Fisher Scientific, Inc.†	38,000	1,333,040
Waters Corp.†	4,700	207,599
		1,540,639
Internet Telephone—3.3%
j2 Global Communications, Inc.†	56,000	1,343,440
Machine Tools & Related Products—3.3%
Kennametal, Inc.	66,000	1,349,700
Machinery-General Industrial—2.4%
Albany International Corp., Class A	106,500	988,320
Medical Information Systems—2.7%
IMS Health, Inc.	86,000	1,080,160
Medical-Biomedical/Gene—1.4%
Charles River Laboratories International, Inc.†	21,000	580,650
Metal-Aluminum—1.4%
Kaiser Aluminum Corp.	19,500	576,030
Paper & Related Products—2.0%
KapStone Paper and Packaging Corp.†	280,000	798,000
Retail-Apparel/Shoe—7.7%
Collective Brands, Inc.†	105,400	1,530,408
Foot Locker, Inc.	133,000	1,581,370
		3,111,778
Semiconductor Equipment—1.5%
Teradyne, Inc.†	104,000	617,760
Telecommunication Equipment—4.7%
Adtran, Inc.	72,000	1,522,800
Plantronics, Inc.	29,500	375,830
		1,898,630
Tools-Hand Held—2.0%
The Stanley Works	21,500	817,645
Total Long-Term Investment Securities (cost $52,468,099)		38,935,587

Focused Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES—2.6%
Time Deposit—2.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $1,068,000)	$1,068,000	$1,068,000
TOTAL INVESTMENTS (cost $53,536,099)(1)	98.4%	40,003,587
Other assets less liabilities	1.6	657,829
NET ASSETS	100.0%	$40,661,416

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Food-Misc.	9.3%
Real Estate Investment Trusts	7.5
Gold Mining	6.6
Repurchase Agreement	6.2
Silver Mining	5.1
Oil Companies-Exploration & Production	4.7
Gas-Distribution	4.2
Electronic Components-Semiconductors	3.7
Medical Products	3.4
Finance-Investment Banker/Broker	3.4
Engineering/R&D Services	3.3
Retail-Major Department Stores	3.2
Medical-Biomedical/Gene	2.9
Footwear & Related Apparel	2.9
Beverages-Non-alcoholic	2.8
Tobacco	2.7
Telecommunication Equipment	2.5
Finance-Commercial	2.5
Networking Products	2.2
Wire & Cable Products	2.0
Machinery-General Industrial	2.0
Banks-Commercial	1.9
Insurance-Reinsurance	1.8
Diversified Operations/Commercial Services	1.8
Computers-Memory Devices	1.8
Human Resources	1.4
Private Corrections	1.4
Transport-Services	1.3
Recreational Centers	1.2
Apparel Manufacturers	1.0
Transport-Marine	0.9
Transport-Truck	0.9
Airlines	0.8
Wireless Equipment	0.7
Steel-Producers	0.4
100.4%

* Calculated as a percentage of net assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—93.5%
Airlines—0.8%
Hawaiian Holdings, Inc.†	210,100	$1,048,399
Apparel Manufacturers—1.0%
True Religion Apparel, Inc.†	75,900	1,196,184
Banks-Commercial—1.9%
Prosperity Bancshares, Inc.	83,100	2,307,687
Beverages-Non-alcoholic—2.1%
Heckmann Corp.†	493,100	2,598,637
Computers-Memory Devices—1.8%
STEC, Inc.†	230,000	2,208,000
Diversified Operations/ Commercial Services—1.8%
Chemed Corp.	30,000	1,269,900
Volt Information Sciences, Inc.†	138,700	995,866
		2,265,766
Electronic Components- Semiconductors—3.7%
ON Semiconductor Corp.†	850,000	4,607,000
Engineering/R&D Services—3.3%
EMCOR Group, Inc.†	80,000	1,663,200
McDermott International, Inc.†	155,000	2,501,700
		4,164,900
Finance-Commercial—2.5%
CIT Group, Inc.	1,400,000	3,108,000
Finance-Investment Banker/Broker—3.4%
Knight Capital Group, Inc., Class A†	270,000	4,182,300
Food-Misc.—9.3%
American Italian Pasta Co., Class A†	142,343	4,475,264
Cal-Maine Foods, Inc.	271,155	7,177,473
		11,652,737
Footwear & Related Apparel—2.9%
Iconix Brand Group, Inc.†	250,000	3,565,000
Gas-Distribution—4.2%
South Jersey Industries, Inc.	150,584	5,226,771
Gold Mining—6.6%
Seabridge Gold, Inc.†	65,000	1,287,000
Yamana Gold, Inc.	470,100	3,718,491
Jaguar Mining, Inc.†	552,300	3,254,611
		8,260,102
Human Resources—1.4%
Monster Worldwide, Inc.†	125,000	1,725,000
Insurance-Reinsurance—1.8%
Validus Holdings, Ltd.	101,796	2,280,230
Machinery-General Industrial—2.0%
Applied Industrial Technologies, Inc.	110,000	2,475,000

Security Description	Shares	Market Value (Note 2)
Medical Products—3.4%
Greatbatch, Inc.†	203,808	$4,288,120
Medical-Biomedical/Gene—2.9%
Crucell NV ADR†	175,000	3,673,250
Networking Products—2.2%
Anixter International, Inc.†	70,000	2,784,600
Oil Companies-Exploration & Production—4.7%
Plains Exploration & Production Co.†	120,000	2,264,400
Swift Energy Co.†	329,800	3,568,436
		5,832,836
Private Corrections—1.4%
The Geo Group, Inc.†	102,212	1,699,786
Real Estate Investment Trusts—7.5%
MFA Mtg. Investments, Inc.	915,000	5,389,350
Universal Health Realty Income Trust	108,946	3,488,451
Walter Investment Management Corp.†	65,740	525,920
		9,403,721
Recreational Centers—1.2%
Life Time Fitness, Inc.†	80,000	1,500,800
Retail-Major Department Stores—3.2%
Saks, Inc.†	765,600	3,988,776
Silver Mining—5.1%
Pan American Silver Corp.†	224,419	3,698,425
Silver Standard Resources, Inc.†	160,000	2,716,800
		6,415,225
Steel-Producers—0.4%
Mechel ADR	100,000	532,000
Telecommunication Equipment—2.5%
Tellabs, Inc.†	594,680	3,116,123
Tobacco—2.7%
Vector Group, Ltd.	253,867	3,422,127
Transport-Marine—0.9%
StealthGas, Inc.	233,447	1,176,573
Transport-Services—1.3%
Hub Group, Inc., Class A†	70,000	1,610,000
Transport-Truck—0.9%
Landstar System, Inc.	30,000	1,068,300
Wire & Cable Products—2.0%
Fushi Copperweld, Inc.†	500,000	2,540,000
Wireless Equipment—0.7%
Airvana, Inc.†	162,330	923,658
Total Common Stock (cost $113,839,366)		116,847,608

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
WARRANTS—0.7%
Beverages-Non-alcoholic—0.7%
Heckmann Corp. Expires 11/11/09† (strike price $6.00) (cost $1,857,953)	903,614	$858,433
Total Long-Term Investment Securities (cost $115,697,319)		117,706,041
REPURCHASE AGREEMENT—6.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $7,742,000)	$7,742,000	7,742,000
TOTAL INVESTMENTS (cost $123,439,319)(2)	100.4%	125,448,041
Liabilities in excess of other assets	(0.4)	(465,620)
NET ASSETS	100.0%	$124,982,421

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Oil Companies-Integrated	14.3%
Medical-Drugs	7.5
Medical-HMO	5.4
Aerospace/Defense	4.7
Insurance-Property/Casualty	4.5
Retail-Restaurants	4.3
Pharmacy Services	4.3
Computer Services	4.1
Oil Companies-Exploration & Production	3.9
Retail-Discount	3.9
Medical-Biomedical/Gene	3.6
Telephone-Integrated	3.0
Computers-Memory Devices	2.2
Insurance-Life/Health	2.2
Medical-Hospitals	2.2
Schools	2.2
Applications Software	2.1
Electronic Design Automation	2.1
Electronic Components-Semiconductors	2.1
Retail-Auto Parts	2.0
Diversified Manufacturing Operations	2.0
Agricultural Operations	1.9
Insurance-Reinsurance	1.9
Vitamins & Nutrition Products	1.9
Medical-Wholesale Drug Distribution	1.8
Oil Refining & Marketing	1.8
Oil & Gas Drilling	1.8
Commercial Services-Finance	1.4
Tobacco	1.0
Machinery-General Industrial	0.9
Transport-Services	0.9
Food-Wholesale/Distribution	0.7
Toys	0.6
Time Deposit	0.6
Computers	0.5
100.3%

* Calculated as a percentage of net assets

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—99.7%
Aerospace/Defense—4.7%
General Dynamics Corp.	56,000	$2,893,520
Raytheon Co.	65,000	2,939,950
		5,833,470
Agricultural Operations—1.9%
Archer-Daniels-Midland Co.	97,000	2,388,140
Applications Software—2.1%
Compuware Corp.†	344,000	2,573,120
Commercial Services-Finance—1.4%
Global Payments, Inc.	54,000	1,731,240
Computer Services—4.1%
Accenture, Ltd., Class A	93,000	2,736,990
Affiliated Computer Services, Inc., Class A†	49,000	2,370,620
		5,107,610
Computers—0.5%
International Business Machines Corp.	6,000	619,260
Computers-Memory Devices—2.2%
EMC Corp.†	219,000	2,744,070
Diversified Manufacturing Operations—2.0%
Dover Corp.	80,000	2,462,400
Electronic Components- Semiconductors—2.1%
QLogic Corp.†	178,000	2,524,040
Electronic Design Automation—2.1%
Synopsys, Inc.†	116,000	2,526,480
Food-Wholesale/Distribution—0.7%
Sysco Corp.	38,000	886,540
Insurance-Life/Health—2.2%
Unum Group	167,000	2,728,780
Insurance-Property/Casualty—4.5%
Chubb Corp.	67,000	2,609,650
The Travelers Cos., Inc.	71,000	2,920,940
		5,530,590
Insurance-Reinsurance—1.9%
RenaissanceRe Holdings, Ltd.	49,000	2,384,340
Machinery-General Industrial—0.9%
Gardner Denver, Inc.†	43,000	1,144,660
Medical-Biomedical/Gene—3.6%
Amgen, Inc.†	64,000	3,102,080
Biogen Idec, Inc.†	27,000	1,305,180
		4,407,260
Medical-Drugs—7.5%
Bristol-Myers Squibb Co.	142,000	2,726,400
Eli Lilly & Co.	88,000	2,896,960
Pfizer, Inc.	266,000	3,553,760
		9,177,120

Security Description	Shares	Market Value (Note 2)
Medical-HMO—5.4%
Aetna, Inc.	34,000	$748,340
UnitedHealth Group, Inc.	123,000	2,892,960
WellPoint, Inc.†	69,000	2,950,440
		6,591,740
Medical-Hospitals—2.2%
LifePoint Hospitals, Inc.†	105,000	2,714,250
Medical-Wholesale Drug Distribution—1.8%
McKesson Corp.	61,000	2,257,000
Oil & Gas Drilling—1.8%
ENSCO International, Inc.	78,000	2,205,840
Oil Companies-Exploration & Production—3.9%
Anadarko Petroleum Corp.	42,000	1,808,520
Occidental Petroleum Corp.	54,000	3,039,660
		4,848,180
Oil Companies-Integrated—14.3%
Chevron Corp.	66,000	4,362,600
ConocoPhillips	83,000	3,403,000
Exxon Mobil Corp.	110,000	7,333,700
Murphy Oil Corp.	54,000	2,576,340
		17,675,640
Oil Refining & Marketing—1.8%
Sunoco, Inc.	84,000	2,226,840
Pharmacy Services—4.3%
Express Scripts, Inc.†	45,000	2,878,650
Omnicare, Inc.	94,000	2,416,740
		5,295,390
Retail-Auto Parts—2.0%
AutoZone, Inc.†	15,000	2,495,850
Retail-Discount—3.9%
BJ's Wholesale Club, Inc.†	72,000	2,400,480
Dollar Tree, Inc.†	56,000	2,371,040
		4,771,520
Retail-Restaurants—4.3%
Darden Restaurants, Inc.	64,000	2,366,080
McDonald's Corp.	15,000	799,350
Panera Bread Co., Class A†	39,000	2,184,390
		5,349,820
Schools—2.2%
Apollo Group, Inc., Class A†	42,000	2,643,900
Telephone-Integrated—3.0%
Verizon Communications, Inc.	121,000	3,671,140
Tobacco—1.0%
Reynolds American, Inc.	31,000	1,177,380
Toys—0.6%
Hasbro, Inc.	29,000	773,140
Transport-Services—0.9%
Ryder System, Inc.	39,000	1,079,910

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Vitamins & Nutrition Products—1.9%
Herbalife, Ltd.	120,000	$2,378,400
Total Long-Term Investment Securities (cost $147,858,901)		122,925,060
SHORT-TERM INVESTMENT SECURITIES—0.6%
Time Deposit—0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09 (cost $728,000)	$728,000	728,000
TOTAL INVESTMENTS (cost $148,586,901) (1)	100.3%	123,653,060
Liabilities in excess of other assets	(0.3)	(402,467)
NET ASSETS	100.0%	$123,250,593

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Technology Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	13.4%
Computers	11.4
Applications Software	9.8
Enterprise Software/Service	8.5
Repurchase Agreement	6.7
Internet Security	5.7
Computer Services	5.7
Semiconductor Equipment	5.5
Wireless Equipment	5.2
Semiconductor Components-Integrated Circuits	4.7
Web Portals/ISP	3.8
Networking Products	3.7
Commercial Services-Finance	3.6
Entertainment Software	3.2
Electronic Forms	2.8
Telecom Equipment-Fiber Optics	2.4
Computers-Memory Devices	2.0
Telecom Services	2.0
Computers-Periphery Equipment	1.4
Data Processing/Management	1.2
102.7%

* Calculated as a percentage of net assets

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—96.0%
Applications Software—9.8%
Check Point Software Technologies, Ltd.†	55,200	$1,278,984
Microsoft Corp.	84,000	1,701,840
Nuance Communications, Inc.†	104,300	1,392,405
Salesforce.com, Inc.†	45,690	1,955,989
		6,329,218
Commercial Services-Finance—3.6%
Visa, Inc., Class A	35,800	2,325,568
Computer Services—5.7%
Accenture, Ltd., Class A	46,100	1,356,723
Cognizant Technology Solutions Corp, Class A†	92,800	2,300,512
		3,657,235
Computers—11.4%
Apple, Inc.†	15,195	1,911,987
Hewlett-Packard Co.	63,800	2,295,524
International Business Machines Corp.	10,400	1,073,384
Research In Motion, Ltd.†	29,800	2,071,100
		7,351,995
Computers-Memory Devices—2.0%
EMC Corp.†	102,400	1,283,072
Computers-Periphery Equipment—1.4%
Synaptics, Inc.†	27,900	906,192
Data Processing/Management—1.2%
Fiserv, Inc.†	21,400	798,648
Electronic Components- Semiconductors—13.4%
Broadcom Corp., Class A†	71,200	1,651,128
Cavium Networks, Inc.†	50,000	629,000
Intel Corp.	145,700	2,299,146
Macrovision Solutions Corp.†	114,800	2,321,256
Texas Instruments, Inc.	93,700	1,692,222
		8,592,752
Electronic Forms—2.8%
Adobe Systems, Inc.†	65,500	1,791,425
Enterprise Software/Service—8.5%
CA, Inc.	85,900	1,481,775
Lawson Software, Inc.†	324,300	1,747,977
Oracle Corp.	115,200	2,227,968
		5,457,720
Entertainment Software—3.2%
Activision Blizzard, Inc.†	189,300	2,038,761
Internet Security—5.7%
McAfee, Inc.†	50,800	1,907,032
Symantec Corp.†	102,600	1,769,850
		3,676,882
Networking Products—3.7%
Cisco Systems, Inc.†	122,300	2,362,836

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Semiconductor Components- Integrated Circuits—4.7%
Marvell Technology Group, Ltd.†	158,200	$1,737,036
Maxim Integrated Products, Inc.	92,900	1,258,795
		2,995,831
Semiconductor Equipment—5.5%
Applied Materials, Inc.	135,200	1,650,792
ASML Holding NV	89,600	1,895,040
		3,545,832
Telecom Equipment-Fiber Optics—2.4%
Corning, Inc.	108,000	1,578,960
Telecom Services—2.0%
Amdocs, Ltd.†	61,000	1,276,730
Web Portals/ISP—3.8%
Google, Inc., Class A†	6,230	2,466,893
Wireless Equipment—5.2%
American Tower Corp., Class A†	29,700	943,272
QUALCOMM, Inc.	56,205	2,378,595
		3,321,867
Total Long-Term Investment Securities (cost $59,363,125)		61,758,417
REPURCHASE AGREEMENT—6.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $4,270,000)	$4,270,000	4,270,000
TOTAL INVESTMENTS (cost $63,633,125)(2)	102.7%	66,028,417
Liabilities in excess of other assets	(2.7)	(1,718,163)
NET ASSETS	100.0%	$64,310,254

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Tobacco	10.9%
Medical-Drugs	10.7
Telephone-Integrated	8.2
Multimedia	8.1
Finance-Credit Card	5.2
Consumer Products-Misc.	4.2
Industrial Automated/Robotic	3.9
Auto-Heavy Duty Trucks	3.9
Computers-Memory Devices	3.8
Printing-Commercial	3.8
Diversified Manufacturing Operations	3.7
Vitamins & Nutrition Products	3.6
Machinery-Construction & Mining	3.6
Tools-Hand Held	3.6
Chemicals-Diversified	3.5
Steel-Producers	3.4
Electronic Components-Misc.	3.3
Aerospace/Defense	3.2
Power Converter/Supply Equipment	3.2
Food-Misc.	3.0
Office Furnishings-Original	2.5
Repurchase Agreement	0.6
99.9%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—99.3%
Aerospace/Defense—3.2%
Boeing Co.	81,100	$3,248,055
Auto-Heavy Duty Trucks—3.9%
Oshkosh Corp.	407,100	3,908,160
Chemicals-Diversified—3.5%
E.I. du Pont de Nemours & Co.	127,500	3,557,250
Computers-Memory Devices—3.8%
Seagate Technology	473,600	3,864,576
Consumer Products-Misc.—4.2%
Fortune Brands, Inc.	107,300	4,217,963
Diversified Manufacturing Operations—3.7%
General Electric Co.	299,500	3,788,675
Electronic Components-Misc.—3.3%
Garmin, Ltd.	134,200	3,380,498
Finance-Credit Card—5.2%
American Express Co.	211,300	5,328,986
Food-Misc.—3.0%
Kraft Foods, Inc., Class A	128,600	3,009,240
Industrial Automated/Robotic—3.9%
Rockwell Automation, Inc.	126,800	4,005,612
Machinery-Construction & Mining—3.6%
Caterpillar, Inc.	103,600	3,686,088
Medical-Drugs—10.7%
Bristol-Myers Squibb Co.	138,400	2,657,280
Eli Lilly & Co.	86,800	2,857,456
Merck & Co., Inc.	105,300	2,552,472
Pfizer, Inc.	207,000	2,765,520
		10,832,728
Multimedia—8.1%
Meredith Corp.	171,100	4,291,188
The McGraw-Hill Cos., Inc.	129,200	3,895,380
		8,186,568
Office Furnishings-Original—2.5%
Steelcase, Inc., Class A	568,100	2,573,493
Power Converter/Supply Equipment—3.2%
Hubbell, Inc., Class B	96,800	3,213,760
Printing-Commercial—3.8%
R.R. Donnelley & Sons Co.	327,200	3,811,880
Steel-Producers—3.4%
United States Steel Corp.	129,600	3,440,880
Telephone-Integrated—8.2%
AT&T, Inc.	107,200	2,746,464
Verizon Communications, Inc.	89,300	2,709,362
Windstream Corp.	341,700	2,836,110
		8,291,936

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Tobacco—10.9%
Altria Group, Inc.	165,100	$2,696,083
Lorillard, Inc.	43,600	2,752,468
Philip Morris International, Inc.	76,200	2,758,440
Reynolds American, Inc.	75,900	2,882,682
		11,089,673
Tools-Hand Held—3.6%
Snap-On, Inc.	108,000	3,663,360
Vitamins & Nutrition Products—3.6%
Herbalife, Ltd.	186,900	3,704,358
Total Long-Term Investment Securities (cost $95,743,482)		100,803,739
REPURCHASE AGREEMENT—0.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $611,000)	$611,000	611,000
TOTAL INVESTMENTS (cost $96,354,482)(2)	99.9%	101,414,739
Other assets less liabilities	0.1	75,631
NET ASSETS	100.0%	$101,490,370

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Focused StarALPHA Portfolio

PORTFOLIO PROFILE — April 30, 2009 — (unaudited)

Industry Allocation*
Computers	7.8%
Medical-Biomedical/Gene	6.0
Internet Security	5.4
Electronic Components-Semiconductors	4.2
Finance-Other Services	4.1
Retail-Drug Store	3.2
Real Estate Operations & Development	3.1
Airport Development/Maintenance	3.1
Web Portals/ISP	3.0
Diversified Operations	2.9
Pipelines	2.8
Soap & Cleaning Preparation	2.7
Instruments-Scientific	2.6
U.S. Government Agencies	2.4
Financial Guarantee Insurance	2.3
Web Hosting/Design	2.2
Medical-HMO	2.2
Pharmacy Services	2.1
Telecom Services	2.1
Computer Services	2.1
Electronics-Military	2.0
Repurchase Agreement	2.0
Beverages-Non-alcoholic	2.0
Telephone-Integrated	2.0
Agricultural Operations	1.9
Schools	1.8
Advertising Sales	1.8
Aerospace/Defense	1.8
Insurance-Property/Casualty	1.7
Containers-Metal/Glass	1.7
Oil Companies-Integrated	1.7
Physical Therapy/Rehabilitation Centers	1.6
Real Estate Investment Trusts	1.6
Investment Management/Advisor Services	1.5
Medical-Generic Drugs	1.4
Oil Companies-Exploration & Production	1.3
Index Fund	1.3
Computers-Memory Devices	0.9
Airlines	0.7
Engineering/R&D Services	0.6
Time Deposit	0.6
Investment Companies	0.1
98.3%

* Calculated as a percentage of net assets

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK—92.0%
Advertising Sales—1.8%
AirMedia Group, Inc. ADR†	237,361	$1,332,782
Aerospace/Defense—1.8%
Northrop Grumman Corp.	27,385	1,324,065
Agricultural Operations—1.9%
Archer-Daniels-Midland Co.	57,000	1,403,340
Airlines—0.7%
UAL Corp.†	105,968	521,363
Airport Development/Maintenance—3.1%
Beijing Capital International Airport Co., Ltd.	3,600,000	2,299,340
Beverages-Non-alcoholic—2.0%
Hansen Natural Corp.†	36,700	1,495,892
Computer Services—2.1%
Accenture, Ltd., Class A	53,000	1,559,790
Computers—7.8%
Apple, Inc.†	11,035	1,388,534
Hewlett-Packard Co.	76,100	2,738,078
Research In Motion, Ltd.†	25,200	1,751,400
		5,878,012
Computers-Memory Devices—0.9%
Data Domain, Inc.†	39,323	651,975
Containers-Metal/Glass—1.7%
Owens-Illinois, Inc.†	53,223	1,298,109
Diversified Operations—2.9%
Icahn Enterprises LP†	27,900	814,122
Leucadia National Corp.†	66,000	1,401,180
		2,215,302
Electronic Components- Semiconductors—4.2%
Macrovision Solutions Corp.†	72,100	1,457,862
ON Semiconductor Corp.†	317,900	1,723,018
		3,180,880
Electronics-Military—2.0%
L-3 Communications Holdings, Inc.	20,000	1,523,000
Engineering/R&D Services—0.6%
Larsen & Toubro, Ltd. GDR*	22,700	424,490
Finance-Other Services—4.1%
Singapore Exchange, Ltd.	400,000	1,694,022
The NASDAQ OMX Group, Inc.†	72,000	1,384,560
		3,078,582
Financial Guarantee Insurance—2.3%
MBIA, Inc.†	364,000	1,721,720
Instruments-Scientific—2.6%
Thermo Fisher Scientific, Inc.†	55,127	1,933,855
Insurance-Property/Casualty—1.7%
The Travelers Cos., Inc.	32,000	1,316,480

Security Description	Shares	Market Value (Note 2)
Internet Security—5.4%
McAfee, Inc.†	41,947	$1,574,690
Symantec Corp.†	144,400	2,490,900
		4,065,590
Investment Companies—0.1%
BAM Investments, Ltd.†	10,000	71,147
Investment Management/ Advisor Services—1.5%
Invesco, Ltd.	76,700	1,129,024
Medical-Biomedical/Gene—6.0%
Alexion Pharmaceuticals, Inc.†	34,500	1,152,990
Amgen, Inc.†	32,000	1,551,040
Gilead Sciences, Inc.†	38,800	1,777,040
		4,481,070
Medical-Generic Drugs—1.4%
Perrigo Co.	41,525	1,076,328
Medical-HMO—2.2%
WellPoint, Inc.†	38,000	1,624,880
Oil Companies-Exploration & Production—1.3%
Denbury Resources, Inc.†	47,329	770,516
OAO Gazprom ADR	12,100	216,348
		986,864
Oil Companies-Integrated—1.7%
Exxon Mobil Corp.	19,000	1,266,730
Pharmacy Services—2.1%
Express Scripts, Inc.†	25,000	1,599,250
Physical Therapy/Rehabilitation Centers—1.6%
Psychiatric Solutions, Inc.†	63,400	1,229,326
Pipelines—2.8%
Kinder Morgan Management LLC†	50,744	2,072,385
Real Estate Investment Trusts—1.6%
Vornado Realty Trust	24,341	1,190,032
Real Estate Operations & Development—3.1%
Brookfield Asset Management, Inc., Class A	68,000	1,056,040
The St. Joe Co.†	50,486	1,256,092
		2,312,132
Retail-Drug Store—3.2%
CVS Caremark Corp.	75,400	2,396,212
Schools—1.8%
Apollo Group, Inc., Class A†	22,000	1,384,900
Soap & Cleaning Preparation—2.7%
Reckitt Benckiser Group PLC	50,946	2,010,036
Telecom Services—2.1%
Telecity Group PLC†	404,489	1,579,724
Telephone-Integrated—2.0%
Verizon Communications, Inc.	49,000	1,486,660
Web Hosting/Design—2.2%
Equinix, Inc.†	23,600	1,657,428

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2009 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Web Portals/ISP—3.0%
Google, Inc., Class A†	5,800	$2,296,626
Total Common Stock (cost $82,191,247)		69,075,321
EXCHANGE-TRADED FUNDS—1.3%
Index Fund—1.3%
iShares Russell 1000 Growth Index Fund (cost $921,390)	24,564	949,153
Total Long-Term Investment Securities (cost $83,112,637)		70,024,474
SHORT-TERM INVESTMENT SECURITIES—3.0%
Time Deposit—0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/09	$421,000	421,000
U.S. Government Agencies—2.4%
Federal Home Loan Bank Disc. Notes 0.00% due 05/01/09	1,800,000	1,800,000
Total Short-Term Investment Securities (cost $2,221,000)		2,221,000
REPURCHASE AGREEMENT—2.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,518,000)	1,518,000	1,518,000
TOTAL INVESTMENTS (cost $86,851,637)(2)	98.3%	73,763,474
Other assets less liabilities	1.7	1,279,608
NET ASSETS	100.0%	$75,043,082

† Non-income producing security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $424,490, representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1) See Note 2 for details of Joint Repurchase Agreement.

(2) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited)

Note 1.  Organization

SunAmerica Focused Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica")*. The Fund currently consists of seventeen separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. Each Portfolio is managed by a single adviser, except for the Focused StarALPHA Portfolio. With respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of SunAmerica funds as described below and may also invest in any other affiliated SunAmerica funds (collectively, the "Underlying Funds").

The investment objective and principal investment techniques for each of the Portfolios is as follows:

Focused Equity Strategy Portfolio seeks growth of capital through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund, a series of AIG Series Trust. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in equity securities.

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund, a series of AIG Series Trust.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among (i) a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund, a series of AIG Series Trust.

Focused Fixed Income and Equity Strategy Portfolio seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income and/or equity securities.

Focused Fixed Income Strategy Portfolio seeks current income through allocation of assets among a combination of funds within the Fund, SunAmerica Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income securities.

Focused Large-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

Focused Mid-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in mid-cap companies.

*  Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Focused Small-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

Focused Large-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

Focused Mid-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in mid-cap companies.

Focused Small-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

Focused Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Adviser believes have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. The Adviser may emphasize either a growth orientation or a value orientation at any particular time.

Focused Technology Portfolio seeks long-term growth of capital through active trading of equity securities of companies that offer the potential for long-term growth of capital and that the Adviser believes will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in such securities.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

Focused StarALPHA Portfolio seeks total return through active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization.

The Asset Allocation Strategy Portfolios: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.sunamericafunds.com.

All of the Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Portfolios issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares—  Offered at net asset value per share exclusively for sale to SunAmerica affiliated companies' retirement plans.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or account maintenance fee payments applicable to Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Portfolio's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business the Portfolio enters into contracts that contain the obligation to indemnify others. The Portfolios' maximum exposure under these arrangements is unknown. Currently, however, the Portfolio expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, a Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios' net assets as of April 30, 2009:

	Focused Equity Strategy		Focused Multi-Asset Strategy		Focused Balanced Strategy
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$206,288,690	$—	$402,159,267	$—	$209,102,274	$—
Level 2 – Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—	—
Total	$206,288,690	$—	$402,159,267	$—	$209,102,274	$—
	Focused Fixed Income and Equity Strategy		Focused Fixed Income		Focused Large-Cap Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$34,430,974	$—	$22,793,346	$—	$359,131,474	$—
Level 2 – Other Significant Observable Inputs	—	—	—	—	13,035,000	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—	—
Total	$34,430,974	$—	$22,793,346	$—	$372,166,474	$—

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Growth		Focused Mid-Cap Growth		Focused Small-Cap Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$161,878,954	$—	$36,022,712	$—	$125,294,882	$—
Level 2 – Other Significant Observable Inputs	6,400,000	—	738,000	—	—	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—	—
Total	$168,278,954	$—	$36,760,712	$—	$125,294,882	$—
	Focused Large-Cap Value			Focused Value	Focused Mid-Cap Value
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$70,233,222	$—	$207,652,086	$—	$38,935,587	$—
Level 2 – Other Significant Observable Inputs	121,000	—	3,197,000	—	1,068,000	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—	—
Total	$70,354,222	$—	$210,849,086	$—	$40,003,587	$—
	Focused Small-Cap Value		Focused Growth and Income		Focused Technology
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$117,706,041	$—	$122,925,060	$—	$61,758,417	$—
Level 2 – Other Significant Observable Inputs	7,742,000	—	728,000	—	4,270,000	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—	—
Total	$125,448,041	$—	$123,653,060	$—	$66,028,417	$—
	Focused Dividend Strategy		Focused StarALPHA
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 – Unadjusted Quoted Prices	$100,803,739	$—	$70,024,474	$—
Level 2 – Other Significant Observable Inputs	611,000	—	3,739,000	—
Level 3 – Significant Unobservable Inputs	—	—	—	—
Total	$101,414,739	$—	$73,763,474	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Value	0.08%	$121,000
Focused Small-Cap Value	5.28	7,742,000
Focused Technology	2.91	4,270,000
Focused Dividend Strategy	0.42	611,000
Focused StarALPHA	1.03	1,518,000

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $146,697,000, a repurchase price of $146,697,041 and a maturity date of May 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.13%	08/31/13	$38,715,000	$40,964,342
U.S. Treasury Notes	3.25	12/31/09	105,505,000	108,670,150

In addition, as of April 30, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Growth	5.21%	$13,035,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated April 30, 2009, bearing interest at a rate of 0.12% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,833 and a maturity date of May 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.00%	07/15/2012	$250,000,000	$255,000,125

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2005.

New Accounting Pronouncements: In March 2008, the FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

For the six months ended April 30, 2009, transactions in written options were as follows:

Focused Small-Cap Value Portfolio
	Contracts	Amount
Options outstanding at October 31, 2008	—	$—
Options written during the period	2,800	734,146
Options terminated in closing purchase transactions	(2,800)	(734,146)
Options exercised	—	—
Options expired	—	—
Options outstanding as of April 30, 2009	—	$—

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Equity Strategy	0.10%
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Fixed Income and Equity	0.10%
Focused Fixed Income Strategy	0.10%
Focused Large-Cap Growth	0.75%
Focused Growth	1.00%
Focused Mid-Cap Growth	1.00%
Focused Small-Cap Growth	1.00%
Focused Large-Cap Value	0.75%
Focused Value	1.00%
Focused Mid-Cap Value	1.00%
Focused Small-Cap Value	0.75%
Focused Growth and Income	1.00%
Focused Technology	1.00%
Focused Dividend Strategy	0.35%
Focused StarALPHA	1.00%

Effective August 22, 2008, SunAmerica agreed to voluntarily waive 0.03% and 0.05% of the investment advisory and management fees for the Focused Value Portfolio and Focused Mid-Cap Value Portfolio, respectively. For the six months ended April 30, 2009, the amount of investment advisory and management fees waived were $30,877 and $11,268, respectively. These voluntary waivers may be discontinued at any time at the option of SunAmerica.

The Agreement authorizes SunAmerica to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. SunAmerica does not retain any Subadviser with respect to the Strategy Portfolios, Focused Large-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Small-Cap Value Portfolio, Focused Technology Portfolio, and the Focused Dividend Strategy Portfolio. The organizations described below acted as Subadvisers (with the exception of SunAmerica, which acted as Adviser) as of the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Board of the Fund and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees.

Focused Growth Portfolio
Janus Capital Management LLC

Focused Mid-Cap Growth Portfolio
Munder Capital Management

Focused Small-Cap Growth Portfolio
BAMCO, Inc.

Focused Value Portfolio
Kinetics Asset Management, Inc.

Focused Mid-Cap Value Portfolio
Delafield Asset Management, LLC, a division of
Reich & Tang Asset Management, LLC

Focused Growth and Income Portfolio
BlackRock Investment Management, LLC

Focused StarALPHA Portfolio
SunAmerica
BlackRock Investment Management, LLC
Janus Capital Management, LLC*
Kinetics Asset Management, Inc.
Thornburg Investment Management, Inc.

*  See Note 13.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Each Subadviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Subadviser. For the six months ended April 30, 2009, SunAmerica paid the Subadvisers for each Portfolio the following annual rates (aggregate annual rate for Focused StarALPHA), expressed as a percentage of the average daily net assets of each Portfolio:

Portfolio	Percentage
Focused Growth	0.40%
Focused Mid-Cap Growth	0.50%
Focused Small-Cap Growth	0.60%
Focused Value	0.35%
Focused Mid-Cap Value	0.45%
Focused Growth and Income	0.40%
Focused StarALPHA	0.30%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Fund or SunAmerica as defined by Section 2(a)(19) of the 1940 Act ("the Disinterested Directors").

Portfolio	Class A	Class B	Class C	Class I
Focused Growth	1.72%	2.37%	2.37%	—
Focused Mid-Cap Growth	1.72%	2.37%	2.37%	—
Focused Small-Cap Growth	1.72%	2.37%	2.37%	1.62%
Focused Large-Cap Value	1.72%	2.37%	2.37%	—
Focused Value	1.72%	2.37%	2.37%	—
Focused Mid-Cap Value	1.72%	2.37%	2.37%	—
Focused Small-Cap Value	1.72%	2.37%	2.37%	—
Focused Growth and Income	1.72%	2.37%	2.37%	—
Focused Technology	1.88%	2.53%	2.53%	—
Focused Dividend Strategy	0.95%	1.60%	1.60%	—
Focused StarALPHA	1.72%	—	2.37%	—

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. Annual fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Portfolio	Class A	Class B	Class C	Class I
Focused Equity Strategy	0.25%	0.90%	0.90%	0.15%
Focused Multi-Asset Strategy	0.25%	0.90%	0.90%	—
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.15%
Focused Fixed Income and Equity Strategy	0.25%	0.90%	0.90%	—
Focused Fixed Income Strategy	0.25%	0.90%	0.90%	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

For the six months ended April 30, 2009, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$17,694

Portfolio	Other Expenses Reimbursed
Focused Fixed Income Strategy	$23,964

Portfolio	Class Specific Expenses Reimbursed
Focused Equity Strategy Class A	$30,679
Focused Equity Strategy Class B	20,154
Focused Equity Strategy Class C	24,189
Focused Equity Strategy Class I	6,507
Focused Balanced Strategy Class I	5,316
Focused Fixed Income and Equity Strategy Class A	9,472
Focused Fixed Income and Equity Strategy Class B	7,765
Focused Fixed Income and Equity Strategy Class C	8,755
Focused Fixed Income Strategy Class A	8,223
Focused Fixed Income Strategy Class B	6,866
Focused Fixed Income Strategy Class C	7,790
Focused Growth Class A	68,904
Focused Growth Class B	20,781
Focused Growth Class C	19,826
Focused Mid-Cap Growth Class A	38,029
Focused Mid-Cap Growth Class B	6,582
Focused Mid-Cap Growth Class C	9,814
Focused Small-Cap Growth Class A	29,594
Focused Small-Cap Growth Class B	13,815
Focused Small-Cap Growth Class C	13,632
Focused Small-Cap Growth Class I	6,010

Portfolio	Class Specific Expenses Reimbursed
Focused Large-Cap Value Class B	$2,750
Focused Value Class A	56,144
Focused Value Class B	33,067
Focused Value Class C	37,473
Focused Mid-Cap Value Class A	40,486
Focused Mid-Cap Value Class B	6,279
Focused Mid-Cap Value Class C	9,975
Focused Growth and Income Class A	41,892
Focused Growth and Income Class B	17,858
Focused Growth and Income Class C	24,413
Focused Technology Class A	30,107
Focused Technology Class B	11,153
Focused Technology Class C	17,039
Focused Dividend Strategy Class A	41,690
Focused Dividend Strategy Class B	17,229
Focused Dividend Strategy Class C	32,422
Focused StarALPHA Class A	35,694
Focused StarALPHA Class C	10,744

Any voluntary or contractual waivers and/or reimbursement made by SunAmerica are subject to recoupment from the Portfolios within the following two years of making such waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.**

For the six months ended April 30, 2009, the amounts recouped by SunAmerica were as follows:

Portfolio	Amount
Focused Small-Cap Value Class B	$1,938

**  SunAmerica has agreed to waive its right to recoup payments made prior to February 1, 2008 under the Expense Limitation Agreement with respect to the Focused Technology Portfolio for a period of two years from February 1, 2008 to January 31, 2010.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

As of April 30, 2009, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$35,702
Focused Fixed Income Strategy	97,011
Focused Small-Cap Growth	2,112

Portfolio	Other Expenses Reimbursed
Focused Technology	$30,291
Focused StarALPHA	4,434

Portfolio	Class Specific Expenses Reimbursed
Focused Equity Strategy Class A	$30,679
Focused Equity Strategy Class B	20,154
Focused Equity Strategy Class C	24,189
Focused Equity Strategy Class I	18,307
Focused Balanced Strategy Class I	18,469
Focused Fixed Income and Equity Strategy Class A	33,185
Focused Fixed Income and Equity Strategy Class B	28,016
Focused Fixed Income and Equity Strategy Class C	32,811
Focused Fixed Income Strategy Class A	26,840
Focused Fixed Income Strategy Class B	25,158
Focused Fixed Income Strategy Class C	27,978
Focused Growth Class A	69,622
Focused Growth Class B	48,703
Focused Growth Class C	29,266
Focused Mid-Cap Growth Class A	109,487
Focused Mid-Cap Growth Class B	24,607
Focused Mid-Cap Growth Class C	33,749
Focused Small-Cap Growth Class A	64,807
Focused Small-Cap Growth Class B	45,780
Focused Small-Cap Growth Class C	33,336
Focused Small-Cap Growth Class I	16,123

Portfolio	Class Specific Expenses Reimbursed
Focused Large-Cap Value Class B	$27,139
Focused Value Class A	56,144
Focused Value Class B	33,067
Focused Value Class C	37,473
Focused Mid-Cap Value Class A	115,789
Focused Mid-Cap Value Class B	24,477
Focused Mid-Cap Value Class C	37,281
Focused Small-Cap Value Class B	18,396
Focused Growth and Income Class A	41,892
Focused Growth and Income Class B	25,361
Focused Growth and Income Class C	24,413
Focused Technology Class A	37,160
Focused Technology Class B	21,179
Focused Technology Class C	22,119
Focused Dividend Strategy Class A	136,260
Focused Dividend Strategy Class B	82,011
Focused Dividend Strategy Class C	146,232
Focused StarALPHA Class A	98,184
Focused StarALPHA Class C	35,677

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor")†, an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It

†  Effective November 12, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 2009, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of each Portfolio (except the Strategy Portfolios), has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the six months ended April 30, 2009, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Equity Strategy	$137,308	$45,682	$73,285	$4	$74,009	$4,209
Focused Multi-Asset Strategy	188,181	88,501	68,746	614	117,542	13,319
Focused Balanced Strategy	88,660	36,054	36,512	2,305	56,799	8,098
Focused Fixed Income and Equity Strategy	12,302	5,110	5,471	—	10,723	1,309
Focused Fixed Income Strategy	9,821	3,050	6,114	—	6,153	1,267
Focused Large-Cap Growth	171,470	29,724	133,228	56	36,613	1,560
Focused Growth	56,961	35,346	11,673	—	25,702	2,482
Focused Mid-Cap Growth	121,379	2,742	117,989	—	1,068	153
Focused Small-Cap Growth	17,909	8,523	6,608	—	7,198	721
Focused Large-Cap Value	10,911	5,847	3,272	—	7,360	445
Focused Value	23,832	13,045	4,100	—	22,302	2,445
Focused Mid-Cap Value	30,762	1,399	28,920	—	1,145	148
Focused Small-Cap Value	18,595	10,120	5,872	17	7,699	338
Focused Growth and Income	17,608	7,639	7,181	—	26,102	1,068
Focused Technology	16,018	4,620	8,886	—	3,683	144
Focused Dividend Strategy	23,249	3,393	18,184	—	16,100	573
Focused StarALPHA	13,959	2,614	9,821	57	—	868

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, and Class Z shares, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS")*, an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2009, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

*  Effective March 17, 2009, AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Expense				Payable At April 30, 2009
Portfolio	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Focused Large-Cap Growth	$198,568	$40,276	$95,893	$—	$31,745	$7,576	$15,435	$—
Focused Growth	128,975	22,431	27,517	—	21,281	3,692	4,551	—
Focused Mid-Cap Growth	47,221	708	2,703	—	6,519	105	417	—
Focused Small-Cap Growth	92,384	12,107	25,912	3,328	14,714	1,947	4,217	343
Focused Large-Cap Value	55,639	8,520	20,665	—	8,319	1,243	3,000	—
Focused Value	112,004	45,102	69,324	—	18,887	7,027	11,355	—
Focused Mid-Cap Value	46,200	562	2,816	—	6,944	90	492	—
Focused Small-Cap Value	113,163	12,759	26,144	—	16,227	1,978	4,065	—
Focused Growth and Income	79,899	22,330	45,227	—	12,055	3,356	6,841	—
Focused Technology	23,024	5,465	9,481	—	6,685	905	1,662	—
Focused Dividend Strategy	53,771	14,564	36,662	—	8,722	2,367	6,030	—
Focused StarALPHA	68,499	—	10,905	—	11,389	—	1,578	—

At April 30, 2009, the following affiliates owned outstanding shares of the following classes of Portfolios:

Portfolio	Holder	Percentage
Focused Large-Cap Growth, Class A	Focused Equity Strategy Portfolio	11%
	Focused Multi-Asset Strategy Portfolio	11
	Focused Balanced Strategy Portfolio	11
Focused Growth, Class A	Focused Equity Strategy Portfolio	17
	Focused Balanced Strategy Portfolio	9
Focused Mid-Cap Growth, Class A	Focused Equity Strategy Portfolio	61
	Focused Multi-Asset Strategy Portfolio	31
Focused Small-Cap Growth, Class A	Focused Equity Strategy Portfolio	25
	Focused Multi-Asset Strategy Portfolio	25
Focused Large-Cap Value, Class A	Focused Equity Strategy Portfolio	22
	Focused Multi-Asset Strategy Portfolio	41
Focused Value, Class A	Focused Equity Strategy Portfolio	20
	Focused Balanced Strategy Portfolio	10
Focused Mid-Cap Value, Class A	Focused Equity Strategy Portfolio	62
	Focused Multi-Asset Strategy Portfolio	32
Focused Small-Cap Value, Class A	Focused Equity Strategy Portfolio	24
	Focused Multi-Asset Strategy Portfolio	21
	Focused Balanced Strategy Portfolio	23
Focused Growth and Income, Class A	Focused Equity Strategy Portfolio	11
	Focused Balanced Strategy Portfolio	22
Focused Technology, Class A	Focused Equity Strategy Portfolio	21
	Focused Multi-Asset Strategy Portfolio	42
Focused Dividend Strategy, Class A	Focused Equity Strategy Portfolio	21
	Focused Balanced Strategy Portfolio	33
Focused StarALPHA, Class A	Focused Multi-Asset Strategy Portfolio	64
	Focused Fixed Income and Equity Strategy Portfolio	17
	Focused Fixed Income Strategy Portfolio	4

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

The Strategy Portfolios do not invest in funds advised by SunAmerica (each a "SunAmerica Fund" and collectively, the "SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2009, each Strategy Portfolio held less than 64% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 94% of the outstanding shares of any underlying SunAmerica Funds.

On February 9, 2009, the Focused StarALPHA Portfolio purchased 23,700 shares of iShares TR Russell 1000 Growth Index resulting in the Portfolio's position in the security to exceed 5% of assets. The Portfolio is subject to a limitation which prohibits the Portfolio from investing more than 5% of assets in a single investment company. On February 12, 2009, the Portfolio sold 15,000 shares of iShares TR Russell 1000 Growth Index of which 931 shares reduced the Portfolio's position in the security to less than 5% of assets. The sale of 931 shares resulted in a loss of $1,996 to the Portfolio, which was reimbursed by SunAmerica.

On March 4, 2009, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS and SAFS, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 4.  Purchase and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2009, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Purchases (excluding U.S. government securities)	$78,618,675	$124,649,893	$94,060,533	$7,464,385	$9,471,900
Sales (excluding U.S. government securities)	114,048,783	168,444,497	121,097,596	11,258,806	8,224,388
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
Purchases (excluding U.S. government securities)	$127,839,292	$59,044,620	$9,828,718	$6,416,886	$87,972,231
Sales (excluding U.S. government securities)	165,217,382	76,354,550	28,176,524	24,038,891	97,599,378
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
Purchases (excluding U.S. government securities)	$132,310,316	$5,033,095	$221,596,731	$88,739,361
Sales (excluding U.S. government securities)	146,726,088	17,613,500	249,092,395	125,551,096
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
Purchases (excluding U.S. government securities)	$55,448,133	$42,191,712	$85,517,020
Sales (excluding U.S. government securities)	29,672,186	47,016,226	94,503,728
Purchase of U.S. government securities	—	—	—
Sales of U.S. government securities	—	—	—

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds. For the six months ended April 30, 2009, transactions in these securities were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2008
Focused Equity Strategy	Various SunAmerica Funds*	$2,009,878	$—	$254,927,472
Focused Multi-Asset Strategy	Various SunAmerica Funds*	7,977,392	355,550	464,774,315
Focused Balanced Strategy	Various SunAmerica Funds*	3,405,428	285,699	245,362,427
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	321,618	54,830	37,596,787
Focused Fixed Income Strategy	Various SunAmerica Funds*	409,211	41,466	20,833,637

Portfolio	Security	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2009
Focused Equity Strategy	Various SunAmerica Funds*	$78,618,675	$114,048,875	$(71,653,140)	$58,444,558	$206,288,690
Focused Multi-Asset Strategy	Various SunAmerica Funds*	124,649,893	168,444,656	(79,161,524)	60,341,239	402,159,267
Focused Balanced Strategy	Various SunAmerica Funds*	94,060,533	121,097,675	(23,868,735)	14,645,724	209,102,274
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	7,464,385	11,258,819	460,262	168,359	34,430,974
Focused Fixed Income Strategy	Various SunAmerica Funds*	9,471,900	8,224,394	(772,558)	1,484,761	22,793,346

* See Portfolio of Investments for details.

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended April 30, 2009, the following Portfolios engaged in securities transactions with affiliated funds:

Fund	Cost of Purchases	Proceeds from sales	Realized Gain (Loss)
Focused Growth and Income	$14,299,902	$4,371,020	$(847,358)
Focused StarALPHA	702,260	846,950	(375,141)

Note 6.  Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions and investments in passive foreign investment companies.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2008
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
Focused Equity Strategy	$819,286	$(98,121,370)	$(113,249,675)	$20,503,545	$106,299,686	$—
Focused Multi-Asset Strategy	4,275,529	(12,934,167)	(203,256,036)	29,134,458	138,084,800	—
Focused Balanced Strategy	331,914	(49,420,158)	(60,482,678)	17,645,833	53,045,628	—
Focused Fixed Income and Equity Strategy	41,888	(4,868,078)	(6,857,940)	2,108,680	3,556,099	—
Focused Fixed Income Strategy	36,768	(1,566,480)	(2,177,050)	933,094	806,786	—
Focused Large-Cap Growth	—	(172,829,990)	(135,575,780)	—	—	—
Focused Growth	—	(36,017,273)	(66,245,823)	10,696,933	8,986,909	—
Focused Mid-Cap Growth	—	(7,979,983)	(20,973,749)	8,268,237	7,197,303	46,803
Focused Small-Cap Growth	—	(13,018,049)	(19,845,933)	—	55,574,295	—
Focused Large-Cap Value	905,872	(28,164,597)	(19,216,157)	21,352,635	46,705,371	—
Focused Value	705,470	(98,402,946)	(112,598,414)	24,094,895	119,057,486	—
Focused Mid-Cap Value	—	(9,843,603)	(20,053,790)	1,103,611	4,575,035	—
Focused Small-Cap Value	344,052	(44,749,566)	(24,046,101)	19,054,690	6,738,204	—
Focused Growth and Income	—	(102,242,251)	(62,451,876)	26,075,776	51,370,060	—
Focused Technology	—	(169,195,655)	(8,905,704)	—	—	—
Focused Dividend Strategy	185,983	(21,004,641)	(30,997,647)	10,477,233	27,741,499	—
Focused StarALPHA	—	(22,728,189)	(32,536,923)	—	—	65,544

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

As of October 31, 2008, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward
	2009	2010	2011	2012	2013	2014	2015	2016
Focused Equity Strategy	$772,677	$811,968	$—	$—	$—	$—	$—	$96,536,725
Focused Multi-Asset Strategy	—	—	—	—	—	—	—	12,934,167
Focused Balanced Strategy	—	—	—	—	—	—	—	49,420,158
Focused Fixed Income and Equity Strategy	—	—	—	—	—	—	—	4,868,078
Focused Fixed Income Strategy	—	—	—	—	—	—	—	1,566,480
Focused Large-Cap Growth*	2,482,846	170,347,144	—	—	—	—	—	—
Focused Growth*	6,853,867	—	—	—	—	—	—	29,163,406
Focused Mid-Cap Growth	—	—	—	—	—	—	—	7,979,983
Focused Small-Cap Growth	—	—	—	—	—	—	—	13,018,049
Focused Large-Cap Value	—	—	—	—	—	—	—	28,164,597
Focused Value	—	—	—	—	—	—	—	98,402,946
Focused Mid-Cap Value	—	—	—	—	—	—	—	9,843,603
Focused Small-Cap Value	—	—	—	—	—	—	—	44,749,566
Focused Growth and Income	—	—	—	—	—	—	—	102,242,251
Focused Technology	131,865,059	27,908,897	—	—	—	—	—	9,421,699
Focused Dividend Strategy	—	—	—	—	—	—	—	21,004,641
Focused StarALPHA	—	—	—	—	—	—	245,539	22,482,650

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

As of April 30, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Stategy Portfolio
Cost (tax basis)	$261,093,807	$545,074,064	$254,939,228	$41,120,555	$23,485,635
Appreciation	2,451,647	2,893,825	2,291,109	717,291	440,620
Depreciation	(57,256,764)	(145,808,622)	(48,128,063)	(7,406,872)	(1,132,909)
Net unrealized appreciation (depreciation)	$(54,805,117)	$(142,914,797)	$(45,836,954)	$(6,689,581)	$(692,289)
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large Cap Value Portfolio
Cost (tax basis)	$444,535,426	$196,035,521	$42,331,669	$123,507,858	$81,293,154
Appreciation	5,924,893	10,923,432	1,999,442	18,727,785	1,726,863
Depreciation	(78,293,845)	(38,679,999)	(7,570,399)	(16,940,761)	(12,665,795)
Net unrealized appreciation (depreciation)	$(72,368,952)	$(27,756,567)	$(5,570,957)	$1,787,024	$(10,938,932)

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
Cost (tax basis)	$246,109,241	$53,537,273	$125,627,632	$148,957,323	$63,645,263
Appreciation	19,914,636	1,718,668	11,043,214	3,442,257	4,134,953
Depreciation	(55,174,791)	(15,252,354)	(11,222,805)	(28,746,520)	(1,751,799)
Net unrealized appreciation (depreciation)	$(35,260,155)	$(13,533,686)	$(179,591)	$(25,304,263)	$2,383,154

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
Cost (tax basis)	$96,780,004	$87,035,379
Appreciation	19,190,305	5,039,363
Depreciation	(14,555,570)	(18,311,268)
Net unrealized appreciation (depreciation)	$4,634,735	$(13,271,905)

Note 7.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended April 30, 2009, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Focused Large-Cap Growth	$9,828
Focused Mid-Cap Growth	18,274
Focused Small-Cap Growth	11,970
Focused Large-Cap Value	5,720
Focused Value	565
Focused Mid-Cap Value	6,396
Focused Small-Cap Value	44,582
Focused Technology	3,011
Focused StarALPHA	7,543

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Note 8. Capital Share Transactions

Transactions in shares of each class of each series were as follows:

	Focused Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	714,577	$5,647,286	1,833,917	$26,184,904	164,699	$1,292,728	620,492	$9,005,182
Reinvested dividends	91,411	753,224	2,305,231	35,984,651	—	—	1,391,108	21,436,972
Shares redeemed(1)(2)	(1,776,973)	(13,889,520)	(3,794,124)	(52,951,210)	(1,212,906)	(9,360,960)	(2,005,059)	(27,256,611)
Net increase (decrease)	(970,985)	$(7,489,010)	345,024	$9,218,345	(1,048,207)	$(8,068,232)	6,541	$3,185,543
	Class C				Class I
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	299,157	$2,372,812	2,018,910	$30,214,688	9,231	$72,283	16,153	$228,062
Reinvested dividends	—	—	2,914,186	44,936,748	1,392	11,438	31,700	493,560
Shares redeemed(3)(4)	(2,893,720)	(22,510,698)	(6,847,325)	(93,511,011)	(45,265)	(374,249)	(35,909)	(431,879)
Net increase (decrease)	(2,594,563)	$(20,137,886)	(1,914,229)	$(18,359,575)	(34,642)	$(290,528)	11,944	$289,743
	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	1,087,446	$10,646,021	2,847,946	$43,712,695	411,342	$4,020,085	1,196,803	$18,071,262
Reinvested dividends	406,024	4,072,415	3,219,044	51,279,370	162,504	1,623,420	1,644,538	26,033,043
Shares redeemed(5)(6)	(2,611,462)	(25,451,531)	(6,153,795)	(90,001,832)	(1,416,727)	(13,612,690)	(2,375,191)	(34,148,388)
Net increase (decrease)	(1,117,992)	$(10,733,095)	(86,805)	$4,990,233	(842,881)	$(7,969,185)	466,150	$9,955,917

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,045,323	$10,246,465	3,323,094	$50,508,826
Reinvested dividends	335,057	3,350,567	3,923,524	62,148,629
Shares redeemed(7)(8)	(3,563,878)	(34,407,985)	(8,031,405)	(115,017,322)
Net increase (decrease)	(2,183,498)	$(20,810,953)	(784,787)	$(2,359,867)

(1)  For the six months ended April 30, 2009, includes automatic conversion of 174,408 shares of Class B shares in the amount of $1,353,344 to 172,561 shares of Class A shares in the amount of $1,353,344.

(2)  For the year ended October 31, 2008, includes automatic conversion of 240,948 shares of Class B shares in the amount of $3,431,390 to 237,202 shares of Class A shares in the amount of $3,431,390.

(3)  For the six months ended April 30, 2009, includes automatic conversion of 925 shares of Class C shares in the amount of $7,358 to 916 shares of Class A shares in the amount of $7,358.

(4)  For the year ended October 31, 2008, includes automatic conversion of 1,313 shares of Class C shares in the amount of $19,436 to 1,295 shares of Class A shares in the amount of $19,436.

(5)  For the six months ended April 30, 2009, includes automatic conversion of 138,278 shares of Class B shares in the amount of $1,334,347 to 137,542 shares of Class A shares in the amount of $1,334,347.

(6)  For the year ended October 31, 2008, includes automatic conversion of 96,599 shares of Class B shares in the amount of $1,567,457 to 95,687 shares of Class A shares in the amount of $1,567,457.

(7)  For the six months ended April 30, 2009, includes automatic conversion of 1,391 shares of Class C shares in the amount of $13,735 to 1,384 shares of Class A shares in the amount of $13,735.

(8)  For the year ended October 31, 2008, includes automatic conversion of 1,780 shares of Class C shares in the amount of $31,334 to 1,763 shares of Class A shares in the amount of $31,334.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	638,594	$6,101,050	1,927,861	$26,409,383	294,148	$2,786,833	561,316	$7,773,158
Reinvested dividends	114,745	1,108,336	1,474,738	21,095,496	55,931	539,721	888,522	12,730,071
Shares redeemed(1)(2)	(1,538,593)	(14,508,510)	(3,446,545)	(45,599,642)	(1,029,187)	(9,640,766)	(1,968,162)	(26,061,934)
Net increase (decrease)	(785,254)	$(7,299,124)	(43,946)	$1,905,237	(679,108)	$(6,314,212)	(518,324)	$(5,558,705)
	Class C				Class I
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	506,840	$4,845,066	1,902,274	$26,510,964	11,042	$104,658	23,134	$328,761
Reinvested dividends	94,336	913,176	1,496,254	21,479,726	2,610	25,200	34,097	487,075
Shares redeemed(3)(4)	(1,963,331)	(18,470,988)	(4,076,563)	(54,020,257)	(52,346)	(491,138)	(68,390)	(845,687)
Net increase (decrease)	(1,362,155)	$(12,712,746)	(678,035)	$(6,029,567)	(38,694)	$(361,280)	(11,159)	$(29,851)
	Focused Fixed Income and Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	251,610	$2,539,752	566,241	$7,040,633	39,377	$395,389	234,392	$2,941,341
Reinvested dividends	10,747	111,393	157,885	2,017,911	3,691	38,316	76,699	981,538
Shares redeemed(5)(6)	(302,607)	(3,062,696)	(961,677)	(11,500,263)	(141,451)	(1,428,186)	(412,658)	(4,937,022)
Net increase (decrease)	(40,250)	$(411,551)	(237,551)	$(2,441,719)	(98,383)	$(994,481)	(101,567)	$(1,014,143)
	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	201,141	$2,033,708	605,601	$7,540,136
Reinvested dividends	6,315	65,565	109,707	1,402,497
Shares redeemed(7)(8)	(452,861)	(4,565,116)	(715,574)	(8,766,161)
Net increase (decrease)	(245,405)	$(2,465,843)	(266)	$176,472

(1)  For the six months ended April 30, 2009, includes automatic conversion of 182,712 shares of Class B shares in the amount of $1,722,678 to 182,260 shares of Class A shares in the amount of $1,722,678.

(2)  For the year ended October 31, 2008, includes automatic conversion of 313,195 shares of Class B shares in the amount of $4,252,709 to 312,464 shares of Class A shares in the amount of $4,252,709.

(3)  For the six months ended April 30, 2009, includes automatic conversion of 276 shares of Class C shares in the amount of $2,552 to 276 shares of Class A shares in the amount of $2,552.

(4)  For the year ended October 31, 2008, includes automatic conversion of 730 shares of Class C shares in the amount of $9,866 to 730 shares of Class A shares in the amount of $9,866.

(5)  For the six months ended April 30, 2009, includes automatic conversion of 13,043 shares of Class B shares in the amount of $133,734 to 13,027 shares of Class A shares in the amount of $133,734.

(6)  For the year ended October 31, 2008, includes automatic conversion of 3,896 shares of Class B shares in the amount of $50,275 to 3,893 shares of Class A shares in the amount of $50,275.

(7)  For the six months ended April 30, 2009, includes automatic conversion of 383 shares of Class C shares in the amount of $3,870 to 382 shares of Class A shares in the amount of $3,870.

(8)  For the year ended October 31, 2008, includes automatic conversion of 310 shares of Class C shares in the amount of $3,663 to 309 shares of Class A shares in the amount of $3,663.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Fixed Income Strategy
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)	237,900	$2,601,155	322,471	$3,976,579	67,633	$741,098	140,522	$1,741,232
Reinvested dividends	10,484	117,471	48,025	597,372	4,301	48,184	21,299	265,124
Shares redeemed(1)(2)	(178,189)	(1,964,247)	(253,241)	(3,087,184)	(73,148)	(803,821)	(161,338)	(1,990,333)
Net increase (decrease)	70,195	$754,379	117,255	$1,486,767	(1,214)	$(14,539)	483	$16,023

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	151,876	$1,674,722	305,036	$3,778,425
Reinvested dividends	7,902	88,487	32,197	399,900
Shares redeemed(3)	(117,492)	(1,295,734)	(255,639)	(3,094,392)
Net increase (decrease)	42,286	$467,475	81,594	$1,083,933

	Focused Large-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(4)(5)(6)(7)	2,190,252	$28,618,188	3,344,182	$49,486,940	79,925	$883,589	233,635	$4,285,166
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(4)(5)	(4,457,631)	(54,954,254)	(4,982,203)	(93,670,063)	(1,169,466)	(12,838,036)	(1,704,753)	(30,309,299)
Net increase (decrease)	(2,267,379)	$(26,336,066)	(1,638,021)	$(44,183,123)	(1,089,541)	$(11,954,447)	(1,471,118)	$(26,024,133)
	Class C				Class Z
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	145,331	$1,630,646	303,703	$5,513,239	379,021	$4,700,739	1,467,072	$29,768,899
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(6)(7)	(1,420,165)	(15,510,721)	(2,946,292)	(51,425,049)	(484,527)	(5,974,770)	(804,906)	(15,001,789)
Net increase (decrease)	(1,274,834)	$(13,880,075)	(2,642,589)	$(45,911,810)	(105,506)	$(1,274,031)	662,166	$14,767,110

(1)  For the six months ended April 30, 2009, includes automatic conversion of 5,535 shares of Class B shares in the amount of $61,333 to 5,530 shares of Class A shares in the amount of $61,333.

(2)  For the year ended October 31, 2008, includes automatic conversion of 1,095 shares of Class B shares in the amount of $13,869 to 1,094 shares of Class A shares in the amount of $13,869.

(3)  For the year ended October 31, 2008, includes automatic conversion of 51 shares of Class C shares in the amount of $625 to 51 shares of Class A shares in the amount of $625.

(4)  For the six months ended April 30, 2009, includes automatic conversion of 539,553 shares of Class B shares in the amount of $5,943,557 to 502,275 shares of Class A shares in the amount of $5,943,557.

(5)  For the year ended October 31, 2008, includes automatic conversion of 275,299 shares of Class B shares in the amount of $5,070,671 to 257,867 shares of Class A shares in the amount of $5,070,671.

(6)  For the six months ended April 30, 2009, includes automatic conversion of 2,544 shares of Class C shares in the amount of $26,981 to 2,372 shares of Class A shares in the amount of $26,981.

(7)  For the year ended October 31, 2008, includes automatic conversion of 24,670 shares of Class C shares in the amount of $433,868 to 23,085 shares of Class A shares in the amount of $433,868.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	496,196	$7,276,245	1,131,517	$28,783,640	86,158	$1,131,076	238,591	$5,552,794
Reinvested dividends	—	—	508,541	14,681,583	—	—	71,710	1,901,749
Shares redeemed(1)(2)	(1,992,047)	(28,206,866)	(7,823,974)	(158,032,801)	(403,533)	(5,263,467)	(664,080)	(14,622,637)
Net increase (decrease)	(1,495,851)	$(20,930,621)	(6,183,916)	$(114,567,578)	(317,375)	$(4,132,391)	(353,779)	$(7,168,094)

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	111,191	$1,522,086	525,691	$12,217,763
Reinvested dividends	—	—	78,606	2,083,837
Shares redeemed(3)(4)	(507,223)	(6,520,377)	(881,783)	(18,616,163)
Net increase (decrease)	(396,032)	$(4,998,291)	(277,486)	$(4,314,563)

	Focused Mid-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)	1,470,899	$12,418,395	2,139,207	$20,083,131	5,318	$37,235	55,218	$717,006
Reinvested dividends	—	—	992,625	13,866,970	—	—	16,021	219,969
Shares redeemed(5)(6)	(3,832,414)	(29,928,491)	(1,987,618)	(23,995,593)	(38,186)	(270,012)	(48,190)	(586,496)
Net increase (decrease)	(2,361,515)	$(17,510,096)	1,144,214	$9,954,508	(32,868)	$(232,777)	23,049	$350,479

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	75,624	$536,391	144,392	$1,850,934
Reinvested dividends	—	—	63,657	874,648
Shares redeemed	(195,335)	(1,354,666)	(123,675)	(1,509,330)
Net increase (decrease)	(119,711)	$(818,275)	84,374	$1,216,252

(1)  For the six months ended April 30, 2009, includes automatic conversion of 158,327 shares of Class B shares in the amount of $2,113,208 to 144,371 shares of Class A shares in the amount of $2,113,208.

(2)  For the year ended October 31, 2008, includes automatic conversion of 104,973 shares of Class B shares in the amount of $2,467,285 to 96,301 shares of Class A shares in the amount of $2,467,285.

(3)  For the six months ended April 30, 2009, includes automatic conversion of 113 shares of Class C shares in the amount of $1,468 to 103 shares of Class A shares in the amount of $1,468.

(4)  For the year ended October 31, 2008, includes automatic conversion of 3,017 shares of Class C shares in the amount of $67,205 to 2,767 shares of Class A shares in the amount of $67,205.

(5)  For the six months ended April 30, 2009, includes automatic conversion of 5,845 shares of Class B shares in the amount of $42,193 to 5,693 shares of Class A shares in the amount of $42,193.

(6)  For the year ended October 31, 2008, includes automatic conversion of 1,903 shares of Class B shares in the amount of $27,746 to 1,872 shares of Class A shares in the amount of $27,746.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Small-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	3,034,894	$31,281,550	2,720,353	$39,923,680	42,173	$346,701	95,330	$1,243,588
Reinvested dividends	—	—	2,288,439	36,340,409	—	—	327,657	4,685,488
Shares redeemed(1)(2)	(4,085,573)	(40,328,223)	(7,940,706)	(111,337,721)	(288,549)	(2,356,582)	(734,985)	(9,473,262)
Net increase (decrease)	(1,050,679)	$(9,046,673)	(2,931,914)	$(35,073,632)	(246,376)	$(2,009,881)	(311,998)	$(3,544,186)
	Class C				Class I
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	178,803	$1,493,472	381,144	$4,989,316	17,081	$165,907	151,340	$2,089,531
Reinvested dividends	—	—	610,640	8,695,519	—	—	67,344	1,091,647
Shares redeemed(3)(4)	(632,784)	(5,171,003)	(1,436,303)	(17,764,701)	(407,841)	(3,801,594)	(303,708)	(4,354,721)
Net increase (decrease)	(453,981)	$(3,677,531)	(444,519)	$(4,079,866)	(390,760)	$(3,635,687)	(85,024)	$(1,173,543)
	Focused Large-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	375,742	$2,558,157	2,334,674	$21,459,551	63,604	$418,833	145,777	$1,561,582
Reinvested dividends	125,489	909,793	3,399,552	41,542,525	9,721	65,619	520,572	5,908,490
Shares redeemed(5)(6)	(1,435,406)	(9,547,997)	(6,269,358)	(61,268,507)	(336,521)	(2,137,967)	(649,428)	(7,011,243)
Net increase (decrease)	(934,175)	$(6,080,047)	(535,132)	$1,733,569	(263,196)	$(1,653,515)	16,921	$458,829

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	140,847	$949,990	453,869	$4,882,256
Reinvested dividends	22,258	150,910	1,305,021	14,864,193
Shares redeemed(7)(8)	(805,756)	(5,170,685)	(1,935,793)	(21,278,785)
Net increase (decrease)	(642,651)	$(4,069,785)	(176,903)	$(1,532,336)

(1)  For the six months ended April 30, 2009, includes automatic conversion of 111,915 shares of Class B shares in the amount of $924,370 to 100,026 shares of Class A shares in the amount of $924,370.

(2)  For the year ended October 31, 2008, includes automatic conversion of 261,672 shares of Class B shares in the amount of $3,395,427 to 235,463 shares of Class A shares in the amount of $3,395,427.

(3)  For the six months ended April 30, 2009, includes automatic conversion of 1,188 shares of Class C shares in the amount of $9,274 to 1,059 shares of Class A shares in the amount of $9,274.

(4)  For the year ended October 31, 2008, includes automatic conversion of 2,805 shares of Class C shares in the amount of $34,068 to 2,514 shares of Class A shares in the amount of $34,068.

(5)  For the six months ended April 30, 2009, includes automatic conversion of 65,675 shares of Class B shares in the amount of $406,078 to 61,060 shares of Class A shares in the amount of $406,078.

(6)  For the year ended October 31, 2008, includes automatic conversion of 37,328 shares of Class B shares in the amount of $439,484 to 34,779 shares of Class A shares in the amount of $439,484.

(7)  For the six months ended April 30, 2009, includes automatic conversion of 3,058 shares of Class C shares in the amount of $20,845 to 2,856 shares of Class A shares in the amount of $20,845.

(8)  For the year ended October 31, 2008, includes automatic conversion of 3,869 shares of Class C shares in the amount of $52,871 to 3,639 shares of Class A shares in the amount of $52,871.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	1,005,559	$9,615,298	2,112,574	$40,409,012	102,772	$940,183	343,376	$6,287,224
Reinvested dividends	87,654	839,726	3,574,387	72,560,051	—	—	1,201,694	23,156,637
Shares redeemed(1)(2)	(2,737,568)	(26,078,182)	(10,988,206)	(169,350,792)	(1,569,035)	(14,073,125)	(2,508,210)	(43,085,695)
Net increase (decrease)	(1,644,355)	$(15,623,158)	(5,301,245)	$(56,381,729)	(1,466,263)	$(13,132,942)	(963,140)	$(13,641,834)

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	195,923	$1,809,174	883,964	$16,107,017
Reinvested dividends	—	—	1,754,833	33,780,525
Shares redeemed(3)(4)	(1,796,854)	(15,968,832)	(3,536,876)	(58,684,283)
Net increase (decrease)	(1,600,931)	$(14,159,658)	(898,079)	$(8,796,741)

	Focused Mid-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)	52,846	$377,859	4,684,346	$43,959,353	6,106	$43,364	15,626	$182,145
Reinvested dividends	—	—	308,134	4,902,410	—	—	5,659	89,068
Shares redeemed(5)(6)	(2,071,667)	(15,217,474)	(3,772,774)	(37,890,620)	(27,485)	(195,534)	(35,980)	(447,352)
Net increase (decrease)	(2,018,821)	$(14,839,615)	1,219,706	$10,971,143	(21,379)	$(152,170)	(14,695)	$(176,139)

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	64,752	$433,023	121,066	$1,736,125
Reinvested dividends	—	—	30,481	480,072
Shares redeemed	(101,589)	(680,581)	(234,978)	(3,046,547)
Net increase (decrease)	(36,837)	$(247,558)	(83,431)	$(830,350)

(1)  For the six months ended April 30, 2009, includes automatic conversion of 667,865 shares of Class B shares in the amount of $6,067,622 to 634,443 shares of Class A shares in the amount of $6,067,622.

(2)  For the year ended October 31, 2008, includes automatic conversion of 322,324 shares of Class B shares in the amount of $5,917,101 to 305,751 shares of Class A shares in the amount of $5,917,101.

(3)  For the six months ended April 30, 2009, includes automatic conversion of 1,796 shares of Class C shares in the amount of $14,716 to 1,708 shares of Class A shares in the amount of $14,716.

(4)  For the year ended October 31, 2008, includes automatic conversion of 8,220 shares of Class C shares in the amount of $133,157 to 7,766 shares of Class A shares in the amount of $133,157.

(5)  For the six months ended April 30, 2009, includes automatic conversion of 1,486 shares of Class B shares in the amount of $10,132 to 1,459 shares of Class A shares in the amount of $10,132.

(6)  For the year ended October 31, 2008, includes automatic conversion of 1,157 shares of Class B shares in the amount of $15,226 to 1,141 shares of Class A in the amount of $15,226.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	620,361	$6,323,358	6,650,786	$74,917,635	47,001	$394,339	88,814	$1,279,333
Reinvested dividends	35,265	330,432	859,264	14,865,265	—	—	195,535	3,040,570
Shares redeemed(1)(2)	(3,659,357)	(34,057,277)	(4,433,652)	(61,923,013)	(312,672)	(2,595,583)	(731,538)	(10,675,128)
Net increase (decrease)	(3,003,731)	$(27,403,487)	3,076,398	$27,859,887	(265,671)	$(2,201,244)	(447,189)	$(6,355,225)

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	60,797	$522,507	322,689	$4,707,991
Reinvested dividends	—	—	381,374	5,949,428
Shares redeemed(3)(4)	(702,789)	(5,953,878)	(1,530,805)	(21,680,206)
Net increase (decrease)	(641,992)	$(5,431,371)	(826,742)	$(11,022,787)

	Focused Growth and Income Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	628,937	$6,350,915	2,182,869	$35,827,808	72,647	$655,221	159,540	$2,449,751
Reinvested dividends	—	—	2,678,213	49,091,650	—	—	417,705	7,109,341
Shares redeemed(5)(6)	(7,518,503)	(80,273,506)	(10,618,011)	(149,371,391)	(626,538)	(5,683,699)	(1,144,119)	(16,871,963)
Net increase (decrease)	(6,889,566)	$(73,922,591)	(5,756,929)	$(64,451,933)	(553,891)	$(5,028,478)	(566,874)	$(7,312,871)

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	123,536	$1,150,793	441,482	$6,936,637
Reinvested dividends	—	—	827,611	14,085,943
Shares redeemed(7)(8)	(1,198,564)	(10,897,671)	(2,692,016)	(38,999,496)
Net increase (decrease)	(1,075,028)	$(9,746,878)	(1,422,923)	$(17,976,916)

(1)  For the six months ended April 30, 2009, includes automatic conversion of 89,422 shares of Class B shares in the amount of $754,066 to 79,953 shares of Class A shares in the amount of $754,066.

(2)  For the year ended October 31, 2008, includes automatic conversion of 69,007 shares of Class B shares in the amount of $1,074,425 to 62,120 shares of Class A shares in the amount of $1,074,425.

(3)  For the six months ended April 30, 2009, includes automatic conversion of 17 shares of Class C shares in the amount of $136 to 15 shares of Class A shares in the amount of $136.

(4)  For the year ended October 31, 2008, includes automatic conversion of 6,941 shares of Class C shares in the amount of $104,117 to 6,233 shares of Class A shares in the amount of $104,117.

(5)  For the six months ended April 30, 2009, includes automatic conversion of 177,500 shares of Class B shares in the amount of $1,619,832 to 163,550 shares of Class A shares in the amount of $1,619,832.

(6)  For the year ended October 31, 2008, includes automatic conversion of 141,105 shares of Class B shares in the amount of $2,225,701 to 131,122 shares of Class A shares in the amount of $2,225,701.

(7)  For the six months ended April 30, 2009, includes automatic conversion of 4,442 shares of Class C shares in the amount of $39,569 to 4,092 shares of Class A shares in the amount of $39,569.

(8)  For the year ended October 31, 2008, includes automatic conversion of 3,590 shares of Class C shares in the amount of $48,449 to 3,301 shares of Class A shares in the amount of $48,449.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

	Focused Technology Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	7,350,052	$33,024,621	1,994,313	$13,134,025	71,016	$277,327	112,021	$682,496
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(1,726,584)	(6,821,767)	(2,917,757)	(18,586,389)	(361,755)	(1,394,066)	(654,679)	(3,940,180)
Net increase (decrease)	5,623,468	$26,202,854	(923,444)	$(5,452,364)	(290,739)	$(1,116,739)	(542,658)	$(3,257,684)

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	152,203	$637,934	131,491	$837,317
Reinvested dividends	—	—	—	—
Shares redeemed(3)(4)	(420,934)	(1,588,365)	(838,573)	(5,075,529)
Net increase (decrease)	(268,731)	$(950,431)	(707,082)	$(4,238,212)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)	681,393	$4,988,764	4,386,133	$34,472,092	75,883	$492,198	172,843	$1,895,953
Reinvested dividends	148,053	981,773	926,425	10,347,006	27,791	183,822	503,764	5,624,220
Shares redeemed(5)(6)	(1,336,842)	(8,358,624)	(1,819,102)	(18,597,941)	(405,139)	(2,555,048)	(1,111,585)	(11,363,644)
Net increase (decrease)	(507,396)	$(2,388,087)	3,493,456	$26,221,157	(301,465)	$(1,879,028)	(434,978)	$(3,843,471)

	Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	204,122	$1,338,793	530,941	$5,763,989
Reinvested dividends	68,661	454,107	1,101,646	12,278,813
Shares redeemed(7)	(801,250)	(5,083,011)	(2,106,069)	(21,337,407)
Net increase (decrease)	(528,467)	$(3,290,111)	(473,482)	$(3,294,605)

	Focused StarALPHA Portfolio
	Class A				Class C
	For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008		For the six months ended April 30, 2009 (unaudited)		For the year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	273,462	$1,868,125	2,200,506	$24,941,987	120,078	$849,978	1,460,071	$17,484,893
Reinvested dividends	—	—	4,787	61,746	—	—	—	—
Shares redeemed	(826,003)	(5,839,564)	(3,103,690)	(33,066,607)	(549,595)	(3,727,013)	(596,767)	(6,270,347)
Net increase (decrease)	(552,541)	$(3,971,439)	(898,397)	$(8,062,874)	(429,517)	$(2,877,035)	863,304	$11,214,546

(1)  For the six months ended April 30, 2009, includes automatic conversion of 224,998 shares of Class B shares in the amount of $879,465 to 213,233 shares of Class A shares in the amount of $879,465.

(2)  For the year ended October 31, 2008, includes automatic conversion of 171,759 shares of Class B shares in the amount of $1,073,151 to 163,647 shares of Class A shares in the amount of $1,073,151.

(3)  For the six months ended April 30, 2009, includes automatic conversion of 34 shares of Class C shares in the amount of $125 to 32 shares of Class A shares in the amount of $125.

(4)  For the year ended October 31, 2008, includes automatic conversion of 8,821 shares of Class C shares in the amount of $53,541 to 8,380 shares of Class A shares in the amount of $53,541.

(5)  For the six months ended April 30, 2009, includes automatic conversion of 35,444 shares of Class B shares in the amount of $226,810 to 35,303 shares of Class A shares in the amount of $226,810.

(6)  For the year ended October 31, 2008, includes automatic conversion of 43,825 shares of Class B shares in the amount of $444,075 to 43,635 shares of Class A shares in the amount of $444,075.

(7)  For the year ended October 31, 2008, includes automatic conversion of 4,880 shares of Class C shares in the amount of $47,123 to 4,865 shares of Class A shares in the amount of $47,123.

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Note 9.  Directors' Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
	As of April 30, 2009
Focused Equity Strategy	$3,772	$2,411	$35,998
Focused Multi-Asset Strategy	4,798	3,922	46,008
Focused Balanced Strategy	3,061	2,021	29,101
Focused Fixed Income and Equity Strategy	468	303	4,410
Focused Fixed Income Strategy	191	153	1,757
Focused Large-Cap Growth	24,124	4,354	174,037
Focused Growth	8,847	2,925	58,575
Focused Mid-Cap Growth	—	720	3,863
Focused Small-Cap Growth	2,485	1,977	23,420
Focused Large-Cap Value	4,056	1,224	33,760
Focused Value	7,927	3,187	68,279
Focused Mid-Cap Value	—	700	4,120
Focused Small-Cap Value	4,001	2,048	33,578
Focused Growth and Income	5,004	2,397	42,041
Focused Technology	1,495	427	10,705
Focused Dividend Strategy	2,669	1,062	19,496
Focused StarALPHA	—	1,008	2,566

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

Note 10.  Lines of Credit

The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co. ("State Street"), the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the six months ending April 30, 2009, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Growth	28	$3,251	$5,401,592	0.76%
Focused Mid-Cap Growth	28	334	561,313	0.76
Focused Small-Cap Growth	40	595	700,682	0.74
Focused Large-Cap Value	3	410	6,564,256	0.75
Focused Value	42	1,295	1,486,452	0.73
Focused Mid-Cap Value	1	9	406,500	0.81
Focused Small-Cap Value	9	259	1,479,826	0.69
Focused Growth and Income	56	631	456,610	0.85
Focused Technology	4	41	448,508	0.81
Focused Dividend Strategy	13	274	964,957	0.76
Focused StarALPHA	7	21	146,718	0.75

At April 30, 2009, the Focused Small-Cap Growth Portfolio had $677,031 in borrowings outstanding at an interest rate of 0.75%.

Note 11.  Interfund Lending Agreement

Pursuant to exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other and other investment companies advised by SunAmerica or an affiliate for temporary or emergency purposes. An interfund loan will be made under this facility only if the lines of credit are not available and the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2009, none of the Portfolios participated in the program.

Note 12.  Investment Concentration

The Focused Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of April 30, 2009, the Focused Technology Portfolio had 96.0% of its net assets invested in technology companies.

Note 13  Subsequent Event

The Board of the Fund, on behalf of the Focused Large-Cap Value Portfolio, Focused Mid-Cap Value Portfolio and Focused Mid-Cap Growth Portfolio (each an "Acquired Fund," and collectively, the "Acquired Funds"), each a series of

NOTES TO FINANCIAL STATEMENTS — April 30, 2009 — (unaudited) (continued)

the Fund, has determined that it is in the best interests of each of the Acquired Funds and their respective shareholders to reorganize each Acquired Fund into the series of the Fund or series of SunAmerica Equity Funds (the "Trust") set forth in the table below (each, an "Acquiring Fund," and collectively, the "Acquiring Funds"), subject to shareholder approval. The transactions are collectively referred to as the Reorganizations.

Acquired Funds	Acquiring Funds
Focused Large-Cap Value Portfolio	SunAmerica Value Fund, a series of the Trust
Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio
Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio

Pursuant to each proposed Reorganization, all of an Acquired Fund's assets and liabilities will be transferred to the respective Acquiring Fund, in exchange for shares of the Acquiring Fund. If the Acquired Fund's shareholders approve the proposal, they will receive shares of the respective Acquiring Fund, the total value of which is equal to the total value of their shares of the Acquired Fund on the date of the merger, after which the Acquired Fund will cease operations. On or about October 16, 2009, each Acquired Fund expects to convene a special meeting of the Acquired Fund's shareholders. Shareholders of record of each Acquired Fund on the record date, entitled to notice of and to vote at the special meeting, will receive proxy materials describing the relevant Reorganization in greater detail.

Effective June 22, 2009, Janus Capital Management, LLC ("Janus") no longer serves as a subadviser to the Focused StarALPHA Portfolio. SunAmerica has assumed day-to-day portfolio management responsibilities with respect to the portion of the Portfolio previously subadvised by Janus.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Samuel M. Eisenstat

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Jeffrey S. Burum

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Donna M. Handel, Treasurer

James Nichols, Vice President

Timothy Pettee, Vice President

Cynthia A. Skrehot, Vice President and Chief Compliance Officer

Gregory N. Bressler, Chief Legal Officer
and Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Kathleen Fuentes, Assistant Secretary

John E. McLean, Assistant Secretary

Gregory R. Kingston, Vice President and
Assistant Treasurer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

John E. Smith Jr., Assistant Treasurer

Investment Adviser

SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS

Information regarding how SunAmerica Focused Portfolios voted proxies relating to securities held in the SunAmerica Focused Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Focused Portfolios

Distributed by:

SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311
800-858-8850 x6003

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1

Go to

www.sunamericafunds.com

2

Under the "Shareholder Services" section, click on the "Go Paperless" link.

3

Fill out the appropriate information including the email address to which you would like your information sent.

4

Click "Submit" —

It's that easy!

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by:

SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

FOSAN - 4/09

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	July 8, 2009